JPMorgan Ultra-Short Municipal Income ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2024.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 91.8% (a)
Alabama — 1.9%
Alabama Federal Aid Highway Finance Authority
Series A, Rev., 5.00%, 9/1/2025 (b)	100,000	101,370
Series 2016 A, Rev., 5.00%, 9/1/2026 (b)	1,290,000	1,336,450
Series A, Rev., 5.00%, 9/1/2026 (b)	45,000	46,581
Series A, Rev., 5.00%, 9/1/2027 (b)	90,000	95,118
Alabama Public School and College Authority, Capital improvement
Series 2014B, Rev., 5.00%, 1/1/2026	310,000	310,925
Series 2014-B, Rev., 5.00%, 1/1/2027	45,000	45,082
Alabama Public School and College Authority, Capital Improvement
Series 2014-B, Rev., 5.00%, 1/1/2025	100,000	100,209
Series 2014-A, Rev., 5.00%, 2/1/2025	35,000	35,046
Series 2020 A, Rev., 5.00%, 11/1/2025	135,000	137,607
Alabama Special Care Facilities Financing Authority-Birmingham, Childrens Hospital Health Care Facility Series 2015, Rev., 5.00%, 6/1/2029	85,000	85,706
Auburn University Series 2016A, Rev., 5.00%, 6/1/2025	550,000	555,392
Birmingham Airport Authority, Rev., 5.00%, 7/1/2026	20,000	20,659
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	25,000,000	25,100,365
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	60,401
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.51%, 12/5/2024 (d)	25,575,000	25,907,792
City of Hoover, Warrants, GO, 2.00%, 3/1/2025	30,000	29,850
City of Huntsville, Warrants Series 2016D, GO, 5.00%, 5/1/2025	45,000	45,364
City of Huntsville, Warrants, Water Revenue Series 2015, Rev., 5.00%, 5/1/2025 (b)	1,400,000	1,410,944
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2026	1,020,000	1,055,338
County of Mobile, Warrants, GO, 5.00%, 8/1/2025 (b)	25,000	25,318
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	100,000	98,442
Montgomery Water Works and Sanitary Sewer Board Series 2019-A, Rev., 5.00%, 9/1/2025	35,000	35,494
University of Alabama (The) Series 2019 A, Rev., 5.00%, 7/1/2025	50,000	50,581
Total Alabama		56,690,034
Alaska — 1.6%
Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ : FHLB, 2.80%, 12/10/2024 (c)	29,405,000	29,405,000
Alaska Housing Finance Corp., State Capital project Series II 2014D, Rev., 5.00%, 12/1/2024 (b)	25,000	25,000
Alaska Housing Finance Corp., State Capital Project
Series 2014D-II, Rev., 5.00%, 12/1/2024	2,800,000	2,800,000
Series II 2014D, Rev., 5.00%, 12/1/2024 (b)	50,000	50,000
Series II 2015A, Rev., 5.00%, 6/1/2025 (b)	150,000	151,434
Series II 2015B, Rev., 5.00%, 6/1/2025 (b)	50,000	50,490
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2024	355,000	355,000
Series 1, Rev., 5.00%, 12/1/2025	480,000	488,175
Series 3, Rev., 5.00%, 12/1/2026	55,000	57,099
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2025	325,000	329,117
Rev., 5.25%, 9/1/2026	210,000	213,536
Rev., 5.25%, 9/1/2027	1,845,000	1,872,077
Series 2015, Rev., 5.25%, 9/1/2028	3,235,000	3,281,515
Series 2015, Rev., 5.25%, 9/1/2029	815,000	826,719

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
Borough of North Slope, General Purpose Series 2020A, GO, 5.00%, 6/30/2025	330,000	333,535
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2024 (b)	4,975,000	4,975,000
Municipality of Anchorage
Series B, GO, 5.00%, 9/1/2025	90,000	91,327
Series D, GO, 5.00%, 9/1/2025	45,000	45,664
State of Alaska
Series 2016 B, GO, 5.00%, 8/1/2025	35,000	35,474
Series 2023A, GO, 5.00%, 8/1/2025	80,000	81,085
State of Alaska International Airports System Series 2016 A, Rev., 5.00%, 10/1/2028	1,165,000	1,181,882
University of Alaska Series 2015T, Rev., 5.00%, 10/1/2025	500,000	506,587
Total Alaska		47,155,716
Arizona — 2.5%
Arizona Board of Regents, State University
Series 2015B, Rev., 5.00%, 7/1/2025	125,000	126,459
Series 2016 A, Rev., 5.00%, 7/1/2025	180,000	182,102
Series 2015A, Rev., 5.00%, 7/1/2026	75,000	75,942
Series 2015B, Rev., 5.00%, 7/1/2026	45,000	45,565
Arizona Health Facilities Authority, Banner Health
Series 2015 B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 3.11%, 12/5/2024 (b) (d)	300,000	298,131
Series 2015 B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 3.11%, 12/5/2024 (d)	7,600,000	7,500,885
Series 2015 B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 3.11%, 12/10/2024 (b) (d)	1,500,000	1,495,411
Series 2015 A, Rev., 5.00%, 1/1/2025	35,000	35,048
Arizona Health Facilities Authority, Phoenix Children's Hospital Series 2013B, Rev., 5.00%, 12/4/2024	1,065,000	1,065,822
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2024	170,000	170,000
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2026	30,000	30,946
Arizona Transportation Board, Rev., GAN, 5.00%, 7/1/2025	240,000	242,731
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2025	145,000	146,650
Series 2014, Rev., 5.00%, 7/1/2025	45,000	45,177
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	5,520,000	5,884,068
City of Glendale
Series 2015A, Rev., 5.00%, 7/1/2025	35,000	35,403
Series 2023, GO, 5.00%, 7/1/2025	25,000	25,288
City of Glendale Water and Sewer, Senior Lien Series 2015, Rev., 5.00%, 7/1/2026	325,000	328,725
City of Mesa Series 2021, GO, 5.00%, 7/1/2025	25,000	25,299
City of Peoria Water and Wastewater Series 2020A, Rev., 5.00%, 7/15/2025	275,000	278,447
City of Phoenix Series 2016, GO, 4.00%, 7/1/2026	275,000	280,450
City of Phoenix Civic Improvement Corp.
Series 2020 A, Rev., 5.00%, 7/1/2025	435,000	440,260
Series A, Rev., 5.00%, 7/1/2025	205,000	207,479
Series B, Rev., 5.00%, 7/1/2025	25,000	25,302
Series B, Rev., 5.00%, 7/1/2026	230,000	238,164
Series 2015A, Rev., 5.00%, 7/1/2027	200,000	202,212
City of Tempe Series B, GO, 4.00%, 7/1/2025	75,000	75,461
City of Tucson Water System Series 2015, Rev., 5.00%, 7/1/2025	100,000	101,169
City of Yuma Municipal Property Corp., Senior Lien Series 2015, Rev., 5.00%, 7/1/2026	2,015,000	2,036,364
County of Navajo, Rev., 4.00%, 7/1/2025	20,000	20,098

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
County of Pima Sewer System
Rev., 5.00%, 7/1/2025 (b)	35,000	35,385
Rev., 5.00%, 7/1/2025	25,000	25,291
Maricopa County Industrial Development Authority, Banner Health
Series 2016 A, Rev., 5.00%, 1/1/2025	75,000	75,103
Series 2019 D, Rev., 5.00%, 5/15/2026 (c)	2,065,000	2,116,645
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	5,340,000	5,465,455
Maricopa County Unified School District No. 4 Mesa
Series 2019A, GO, 5.00%, 7/1/2025	30,000	30,351
Series 2021 D, GO, 5.00%, 7/1/2025	20,000	20,234
Maricopa County Unified School District No. 4 Mesa, Project Of 2018 Series 2022 E, GO, 5.00%, 7/1/2025	40,000	40,467
Maricopa County Unified School District No. 60 Higley Series 2015, GO, AGM, 5.00%, 7/1/2025	75,000	75,829
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 2.89%, 12/10/2024 (c) (e)	11,000,000	11,000,000
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2025	40,000	40,061
Series 2015A, Rev., 5.00%, 12/1/2045	30,000,000	30,249,822
Scottsdale Municipal Property Corp. Series 2015, Rev., 5.00%, 7/1/2025 (b)	30,000	30,338
State of Arizona
COP, 5.00%, 9/1/2025 (b)	160,000	162,431
COP, 5.00%, 9/1/2025	95,000	96,399
Series 2019A, COP, 5.00%, 10/1/2025 (b)	850,000	865,064
Total Arizona		71,993,933
Arkansas — 0.0% ^
City of Rogers Sales and Use Tax Series 2022, Rev., 5.00%, 11/1/2025	70,000	71,148
University of Central Arkansas, Student Fee Series 2020A, Rev., 5.00%, 11/1/2026	75,000	77,513
Total Arkansas		148,661
California — 1.4%
Antelope Valley Community College District, GO, 5.00%, 2/15/2025 (b)	70,000	70,297
California Community College Financing Authority, West Valley Mission Community College District Series 2016C, Rev., 5.00%, 6/1/2026 (b)	25,000	25,851
California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. Series 2020A, Rev., 5.00%, 6/1/2026	1,090,000	1,116,760
California Health Facilities Financing Authority Series 2019 C, Rev., 5.00%, 10/1/2025 (b) (c)	100,000	101,789
California Health Facilities Financing Authority, EL Camino Hospital Series 2017, Rev., 5.00%, 2/1/2025	30,000	30,088
California Health Facilities Financing Authority, St. Joseph Health System
Series 2013 A, Rev., 5.00%, 7/1/2025	105,000	105,079
Series 2019C, Rev., 5.00%, 10/1/2025 (c)	850,000	862,542
Series 2013A, Rev., 5.00%, 7/1/2026	80,000	80,107
California Infrastructure and Economic Development Bank, Colburn School (The), Rev., (SIFMA Municipal Swap Index Yield + 0.90%), 3.76%, 12/5/2024 (d)	28,500,000	28,482,464
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.80%, 4/1/2025 (c)	3,700,000	3,698,636
California Municipal Finance Authority, Waste Management, Inc. Project Series 2024A, Rev., AMT, 4.13%, 3/3/2025 (c)	1,500,000	1,500,682
California Statewide Communities Development Authority, Adventist Health System/West Obligated Group Series 2007 A, Rev., 5.00%, 3/1/2027 (c)	775,000	797,629
City of Los Angeles, Wastewater System
Series 2013-A, Rev., 5.00%, 6/1/2025	75,000	75,153

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2013A, Rev., 5.00%, 6/1/2026	50,000	50,060
Series 2013A, Rev., 5.00%, 6/1/2027	75,000	75,066
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 10/1/2025	200,000	203,120
Series 2021 A, Rev., 5.00%, 4/1/2026	25,000	25,619
Colton Joint Unified School District, Election of 2008 Series 2010B, GO, AGM, 5.80%, 8/21/2026 (b)	25,000	26,256
Desert Community College District Series 2016, GO, 5.00%, 2/1/2026 (b)	50,000	51,378
El Dorado Irrigation District Series 2016C, Rev., 5.00%, 3/1/2026 (b)	40,000	41,178
Golden State Tobacco Securitization Corp. Series 2015A, Rev., 5.00%, 6/1/2025 (b)	25,000	25,271
Merced Union High School District, GO, AGM, Zero Coupon, 2/18/2025 (b)	350,000	112,406
Orange County Water District Series 2021A, COP, 4.00%, 2/15/2025	175,000	175,224
Oxnard School District Series D, GO, AGM, 5.00%, 8/1/2025 (b) (c)	20,000	20,287
Sacramento Municipal Utility District, Electric Series 2019B, Rev., 5.00%, 10/15/2025 (c)	335,000	337,749
San Diego Association of Governments Series 2019 A, Rev., 5.00%, 11/15/2025 (b)	30,000	30,647
San Francisco City and County Airport Commission, San Francisco International Airport Series 2016A, Rev., 4.00%, 5/1/2025	25,000	25,116
San Joaquin Hills Transportation Corridor Agency, Senior Lien Series 2014A, Rev., 5.00%, 1/15/2025 (b)	30,000	30,075
San Joaquin Hills Transportation Corridor Agency, Toll Road, Senior Lien Series 1993, Rev., Zero Coupon, 1/1/2025 (b)	120,000	119,699
San Juan Water District, Rev., 5.00%, 2/1/2025	45,000	45,129
Sonoma Valley Unified School District Series 2015A, GO, 5.00%, 8/1/2025 (b)	35,000	35,517
State of California Department of Water Resources, Central Valley Project Series AS, Rev., 5.00%, 12/1/2024 (b)	30,000	30,000
State of California, Various Purpose, GO, 5.00%, 10/1/2025	1,755,000	1,787,945
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp. Series 2019A, Class 1, Rev., 5.00%, 6/1/2025	55,000	55,420
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 and 2008-1 Series 2008-1, GO, 5.00%, 8/1/2025	30,000	30,437
Total California		40,280,676
Colorado — 2.5%
Adams 12 Five Star Schools, The City and County of Broomfield
GO, 5.00%, 12/15/2024	30,000	30,020
Series 2014B, GO, 5.00%, 12/15/2024	20,000	20,014
Adams County School District No. 14 Series 2015, GO, 5.00%, 12/1/2024 (b)	20,000	20,000
Apex Park and Recreation District, GO, 3.00%, 12/1/2024	50,000	50,000
Board of Governors of Colorado State University System Series 2015A, Rev., 5.00%, 3/1/2025 (b)	4,080,000	4,097,846
City and County of Broomfield, Sales and Use Tax
Series 2017, Rev., 5.00%, 12/1/2024	40,000	40,000
Series A, Rev., 5.00%, 12/1/2024	180,000	180,000
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	1,055,000	1,093,762
Series 2024B, GO, 5.00%, 8/1/2026	955,000	990,087
City and County of Denver Pledged Excise Tax Series 2016 A, Rev., 5.00%, 8/1/2026	60,000	62,105
City and County of Denver, Airport System
Series 2016 A, Rev., 5.00%, 11/15/2025	80,000	81,551
Series 2020A-2, Rev., 5.00%, 11/15/2025	80,000	81,551
Series 2023B, Rev., AMT, 5.00%, 11/15/2026	4,700,000	4,840,598
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	2,000,000	2,090,732
City of Arvada, Sales and Use Tax Series 2019, Rev., 5.00%, 12/1/2024	45,000	45,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
City of Aurora
COP, 5.00%, 12/1/2025	40,000	40,884
COP, 5.00%, 12/1/2027	60,000	64,021
City of Aurora Water, First Lien Series 2016, Rev., 5.00%, 8/1/2025	225,000	228,189
City of Colorado Springs Utilities System
Series 2015A, Rev., 5.00%, 11/15/2025	350,000	357,292
Series 2020A, Rev., 5.00%, 11/15/2025	80,000	81,667
Series 2020 C, Rev., 5.00%, 11/15/2027	20,000	21,349
City of Northglenn Series 2017, COP, 5.00%, 12/1/2024	70,000	70,000
City of Westminster Sales and Use Tax Series 2015, Rev., 5.00%, 12/1/2024	50,000	50,000
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2026	50,000	51,115
Colorado Health Facilities Authority, Adventhealth Obligated Group
Series 2019B, Rev., 5.00%, 11/19/2026 (b) (c)	1,130,000	1,174,116
Series 2019B, Rev., 5.00%, 11/19/2026 (c)	1,280,000	1,326,750
Colorado Health Facilities Authority, Adventist Health System
Series 2018B, Rev., 5.00%, 11/20/2025 (c)	570,000	580,151
Series 2016C, Rev., 5.00%, 11/15/2026 (c)	1,055,000	1,093,277
Colorado Health Facilities Authority, Children's Hospital Colorado Project
Series C, Rev., 5.00%, 12/1/2024	75,000	75,000
Series C, Rev., 5.00%, 12/1/2026	85,000	87,389
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019 B-1, Rev., 5.00%, 8/1/2025 (c)	3,995,000	4,004,883
Series 2019A-1, Rev., 5.00%, 8/1/2025	225,000	227,487
Series 2019A-1, Rev., 5.00%, 8/1/2026	340,000	350,461
Series 2019B-2, Rev., 5.00%, 8/1/2026 (c)	1,195,000	1,218,144
Series 2019A-2, Rev., 5.00%, 8/1/2027	5,000,000	5,260,478
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group Series 2022A, Rev., 5.00%, 11/1/2028	700,000	751,966
Colorado Health Facilities Authority, Intermountain Healthcare Series 2024D, Rev., VRDO, 0.70%, 12/2/2024 (c)	28,000,000	28,000,000
Colorado Health Facilities Authority, NCMC, Inc., Project
Rev., 4.00%, 5/15/2026 (b)	350,000	354,780
Series 2016, Rev., 4.00%, 5/15/2026 (b)	70,000	70,956
Series 2016, Rev., 5.00%, 5/15/2026 (b)	65,000	66,804
Colorado Health Facilities Authority, Parkview Medical center, Inc. Project, Rev., 4.00%, 9/1/2026 (b)	465,000	473,082
Colorado Health Facilities Authority, Sanford Health Series 2019A, Rev., 5.00%, 11/1/2029	190,000	207,281
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 5.00%, 1/1/2025	1,210,000	1,211,788
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Series 2015A, Rev., 5.00%, 6/1/2025 (b)	250,000	252,390
Series 2017, Rev., 5.00%, 6/1/2027 (b)	35,000	36,891
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2025	340,000	346,473
Colorado Springs School District No. 11 Facilities Corp.
COP, 5.00%, 12/15/2028	375,000	404,404
COP, 5.00%, 12/15/2029	350,000	382,559
County of Adams, COP, 5.00%, 12/1/2025	250,000	255,007
County of Boulder, Flood Reconstruction Project Series 2021A, COP, 5.00%, 12/1/2024	125,000	125,000
County of El Paso Series 2020, COP, 5.00%, 12/1/2024	50,000	50,000
Denver City and County School District No. 1
Series 2017A, COP, 5.00%, 12/1/2024	25,000	25,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Series 2022 A, GO, 5.00%, 12/1/2024	85,000	85,000
E-470 Public Highway Authority Series 2020 A, Rev., 5.00%, 9/1/2026	75,000	77,728
El Paso County School District No. 38 Lewis-Palmer Series 2012, GO, 5.00%, 12/1/2024	375,000	375,000
El Paso County School District No. 49 Falcon
COP, 5.00%, 12/15/2024	40,000	40,024
Series 2017 A, COP, 5.00%, 12/15/2024	25,000	25,015
Garfield Pitkin and Eagle Counties School District No. Re-1 Roaring Fork Series 2016, GO, 5.00%, 12/15/2025 (b)	25,000	25,568
Larimer County School District No. R-1 Poudre Series 2018, GO, 5.00%, 12/15/2024	170,000	170,107
Mesa County Valley School District No. 51 Grand Junction Series 2011, GO, 5.00%, 12/1/2024	40,000	40,000
Platte River Power Authority Series JJ, Rev., 5.00%, 6/1/2025	20,000	20,211
Regional Transportation District
COP, 5.00%, 6/1/2025	65,000	65,632
Series 2015 A, COP, 5.00%, 6/1/2026	205,000	206,953
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 7/15/2025	205,000	206,726
Series 2020A, Rev., 5.00%, 7/15/2026	550,000	563,812
State of Colorado
Series 2020A, COP, 5.00%, 12/15/2024	520,000	520,324
Series 2022, COP, 6.00%, 12/15/2024	60,000	60,059
Series 2020A, COP, 5.00%, 9/1/2025	60,000	60,884
Series 2018 A, COP, 5.00%, 12/15/2025	20,000	20,443
Series 2018L, COP, 5.00%, 3/15/2027	105,000	110,081
Town of Castle Rock, Sales and Use Tax, Rev., 5.00%, 6/1/2025	25,000	25,233
University of Colorado
Series 2007A, Rev., NATL - RE, 5.00%, 6/1/2025	315,000	318,088
Series 2016 B-1, Rev., 5.00%, 6/1/2025	30,000	30,294
Series 2007A, Rev., NATL - RE, 5.00%, 6/1/2026	110,000	113,578
Series 2017A-2, Rev., 5.00%, 6/1/2028	25,000	27,003
University of Colorado, Enterprise System
Series A, Rev., 5.00%, 6/1/2025 (b)	30,000	30,306
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	6,076,603
Weld County School District No. RE-4 Series 2015, GO, 4.00%, 12/1/2024	45,000	45,000
Total Colorado		72,439,972
Connecticut — 0.3%
Connecticut State Health and Educational Facilities Authority, University System Issue Series L, Rev., 3.00%, 11/1/2026	120,000	119,821
Connecticut State Health and Educational Facilities Authority, Yale University Series 2017 C-1, Rev., 5.00%, 2/1/2028 (c)	60,000	64,339
State of Connecticut
Series 2014C, GO, 5.00%, 6/15/2025	150,000	151,601
Series 2015 E, GO, 5.00%, 8/1/2025	120,000	121,611
Series 2016 D, GO, 5.00%, 8/15/2025	100,000	101,427
Series 2022E, GO, 5.00%, 11/15/2028	35,000	38,032
Series 2019 A, GO, 5.00%, 4/15/2029	500,000	547,008
State of Connecticut Special Tax
Series A, Rev., 5.00%, 8/1/2025	75,000	75,982
Series A, Rev., 5.00%, 9/1/2025	250,000	253,719
Series 2018 B, Rev., 5.00%, 10/1/2025	165,000	167,757

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series 2018 C, Rev., 5.00%, 10/1/2025	260,000	264,345
Series 2021D, Rev., 5.00%, 11/1/2025	250,000	254,646
Series 2021 A, Rev., 5.00%, 5/1/2026	20,000	20,562
Series 2022A, Rev., 5.00%, 7/1/2026	60,000	61,910
Series B, Rev., 5.00%, 8/1/2026	40,000	40,513
Series 2018 B, Rev., 5.00%, 10/1/2026	40,000	41,502
Series A, Rev., 5.00%, 9/1/2029	60,000	62,032
State of Connecticut, SIFMA Index Series 2013A, GO, (SIFMA Municipal Swap Index Yield + 0.99%), 3.85%, 12/10/2024 (d)	175,000	175,191
Town of Wolcott, GO, BAN, 4.25%, 2/11/2025	6,500,000	6,510,715
University of Connecticut Series 2015A, Rev., 5.00%, 2/15/2026	25,000	25,100
Total Connecticut		9,097,813
Delaware — 0.1%
County of New Castle Series 2015, GO, 5.00%, 10/1/2025 (b)	25,000	25,427
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	715,000	701,875
Delaware Transportation Authority Series 2016, Rev., 5.00%, 7/1/2026	1,010,000	1,046,756
State of Delaware Series 2023 B, GO, 5.00%, 8/1/2025	45,000	45,622
University of Delaware
Series 2015, Rev., 5.00%, 5/1/2025 (b)	125,000	125,977
Series 2019, Rev., 5.00%, 11/1/2025	100,000	101,941
Total Delaware		2,047,598
District of Columbia — 1.5%
District of Columbia
Series 2021 D, GO, 4.00%, 2/1/2025	410,000	410,609
Series 2015A, GO, 5.00%, 6/1/2025	385,000	388,887
Series 2015A, GO, 5.00%, 6/1/2025 (b)	220,000	221,995
Series 2018 B, GO, 5.00%, 6/1/2025	290,000	292,928
Series D, GO, 5.00%, 6/1/2025	850,000	858,581
Series E, GO, 5.00%, 6/1/2025	30,000	30,303
Series 2019 A, GO, 5.00%, 10/15/2025	60,000	61,107
Series 2023 B, GO, 5.00%, 6/1/2026	25,000	25,798
Series D, GO, 5.00%, 6/1/2026	25,000	25,798
Series 2024C, GO, 5.00%, 12/1/2027	5,105,000	5,461,981
Series 2017D, GO, 5.00%, 6/1/2029	2,000,000	2,105,113
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (c)	5,900,000	5,994,782
District of Columbia Housing Finance Agency, Paxton Project Series 2022, Rev., 4.00%, 9/1/2025 (c)	4,550,000	4,554,363
District of Columbia Income Tax
Series 2019 C, Rev., 5.00%, 10/1/2025	350,000	356,254
Series 2022C, Rev., 5.00%, 12/1/2026	55,000	57,535
District of Columbia Water and Sewer Authority Series A, Rev., 5.00%, 10/1/2026	90,000	91,401
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2025	210,000	212,409
Series 2015, Rev., 5.00%, 7/15/2027	230,000	234,741
Series 2015, Rev., 5.00%, 7/15/2028	265,000	270,187
Series 2015, Rev., 5.00%, 7/15/2029	100,000	101,919

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia, Federal Highway
Rev., 5.00%, 12/1/2024	320,000	320,000
Series 2020, Rev., 5.00%, 12/1/2028	45,000	48,868
District of Columbia, National Public Radio, Inc. Issue Series 2016, Rev., 5.00%, 4/1/2026 (b)	25,000	25,697
Metropolitan Washington Airports Authority Aviation
Series 2010C-2, Rev., VRDO, LOC : TD Bank NA, 2.86%, 12/10/2024 (c)	20,100,000	20,100,000
Series 2019 B, Rev., 5.00%, 10/1/2026	30,000	31,204
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,355,000	1,433,065
Metropolitan Washington Airports Authority Dulles Toll Road, Second Line Series 2009C, Rev., AGC, 6.50%, 10/1/2026 (b)	25,000	26,572
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2025	70,000	70,809
Series 2018, Rev., 5.00%, 7/1/2025	25,000	25,289
Series 2018, Rev., 5.00%, 7/1/2026	20,000	20,690
Series A-1, Rev., 5.00%, 7/1/2026	280,000	289,661
Series A-1, Rev., 5.00%, 7/1/2027	50,000	52,739
Washington Metropolitan Area Transit Authority Dedicated
Series 2020A, Rev., 5.00%, 7/15/2025	20,000	20,248
Series 2021 A, Rev., 5.00%, 7/15/2026	30,000	31,063
Total District of Columbia		44,252,596
Florida — 6.0%
Alachua County School Board Series 2020, COP, AGM, 5.00%, 7/1/2027	20,000	21,076
Brevard County School District Series C, COP, 5.00%, 7/1/2026	75,000	75,833
Capital Trust Agency, Inc., Sustainability Bonds -The Marie, Rev., 4.00%, 6/15/2025 (e)	340,000	338,673
Central Florida Expressway Authority, Senior Lien
Series 2016B, Rev., 5.00%, 7/1/2025	170,000	171,856
Series 2016 B, Rev., 5.00%, 7/1/2026	95,000	98,114
Series 2019B, Rev., 5.00%, 7/1/2026	25,000	25,819
Series 2016 B, Rev., 5.00%, 7/1/2027	355,000	366,655
Series 2016 B, Rev., 5.00%, 7/1/2028	1,000,000	1,032,988
Series 2017, Rev., 5.00%, 7/1/2029	50,000	52,555
Series 2019 B, Rev., 5.00%, 7/1/2029	75,000	81,855
Central Florida Tourism Oversight District Series 2017A, GO, 5.00%, 6/1/2025	100,000	100,911
City of Gainesville, Utilities System
Series 2017 A, Rev., 5.00%, 10/1/2028	1,000,000	1,058,287
Series B, Rev., 5.00%, 10/1/2029	50,000	50,057
City of Jacksonville
Series 2022A, Rev., 5.00%, 10/1/2025	75,000	76,222
Series 2023 A, Rev., 5.00%, 10/1/2025	100,000	101,630
Series 2024, Rev., 5.00%, 10/1/2025	720,000	731,734
Series B, Rev., 5.00%, 10/1/2025 (b)	130,000	132,057
Series 2015, Rev., 5.00%, 10/1/2026	20,000	20,298
City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 2.95%, 12/10/2024 (c)	18,600,000	18,600,000
City of Lakeland Department of Electric Utilities Series 2016, Rev., 5.00%, 10/1/2025	25,000	25,403
City of Lakeland, Department of Electric Utilities, Rev., 5.00%, 10/1/2026	270,000	276,878
City of Orlando Series 2016 B, Rev., 5.00%, 10/1/2025	25,000	25,397
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group, Rev., 5.00%, 8/15/2028	45,000	47,366

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
City of Tallahassee, Energy System
Series 2020, Rev., 5.00%, 10/1/2025	70,000	71,205
Series 2020, Rev., 5.00%, 10/1/2027	85,000	90,508
Ciy of Jacksonville Sales Tax Series 2016, Rev., 5.00%, 10/1/2025	25,000	25,407
County of Broward, Airport System
Series Q-1, Rev., 5.00%, 10/1/2025	195,000	195,246
Series 2013C, Rev., 5.25%, 10/1/2026	100,000	100,084
County of Hillsborough, Community Investment Tax, Rev., 5.00%, 11/1/2025	125,000	127,209
County of Lee Series 2015, Rev., 5.00%, 10/1/2025	65,000	66,113
County of Lee, Transportation Facilities Series 2014, Rev., AGM, 5.00%, 1/6/2025	2,550,000	2,554,080
County of Manatee Series 2022, Rev., 5.00%, 10/1/2025	130,000	132,280
County of Miami-Dade
Series 2013-A, GO, 5.00%, 7/1/2025	85,000	85,962
Series 2016 A, GO, 5.00%, 7/1/2025	75,000	75,849
Series 2016 B, Rev., 5.00%, 4/1/2026	195,000	200,457
Series 2017A, Rev., 5.00%, 4/1/2026	40,000	41,119
Series 2016B, Rev., 5.00%, 4/1/2027	175,000	179,993
Series 2016 B, Rev., 5.00%, 4/1/2028	20,000	20,576
County of Miami-Dade, Aviation System
Series 2020 A, Rev., 5.00%, 10/1/2025	335,000	340,657
Series A, Rev., 5.00%, 10/1/2025	320,000	325,404
Series B, Rev., 5.00%, 10/1/2026	340,000	345,648
Series A, Rev., 5.00%, 10/1/2027	165,000	170,772
Series A, Rev., 5.00%, 10/1/2028	235,000	242,781
Series A, Rev., 5.00%, 10/1/2029	20,000	20,616
County of Miami-Dade, Building Better Communities Program
Series 2015B, GO, 5.00%, 7/1/2026	270,000	270,407
Series 2015-D, GO, 5.00%, 7/1/2026	45,000	46,524
Series 2015-D, GO, 5.00%, 7/1/2028	55,000	56,717
County of Miami-Dade, Transit System
Series 2015, Rev., 5.00%, 7/1/2025	80,000	80,717
Rev., 5.00%, 7/1/2026	225,000	227,226
County of Miami-Dade, Water and Sewer System
Series 2015, Rev., 5.00%, 10/1/2025	645,000	655,778
Series 2015, Rev., 5.00%, 10/1/2026	125,000	126,982
Series 2017 B, Rev., 5.00%, 10/1/2027	45,000	47,827
County of Seminole Water and Sewer Series 2015A, Rev., 5.00%, 10/1/2025	55,000	55,965
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 2.20%, 12/2/2024 (c)	35,750,000	35,750,000
Duval County Public Schools
Series 2022A, COP, AGM, 5.00%, 7/1/2025	400,000	404,529
Series 2022A, COP, AGM, 5.00%, 7/1/2026	340,000	351,410
Series 2015B, COP, 5.00%, 7/1/2027	20,000	20,215
Series 2022A, COP, AGM, 5.00%, 7/1/2028	55,000	59,000
Series 2022 A, COP, AGM, 5.00%, 7/1/2029	40,000	43,548
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	365,000	373,444
Florida Department of Environmental Protection
Series 2016 A, Rev., 5.00%, 7/1/2025	100,000	101,173
Series 2017 A, Rev., 5.00%, 7/1/2025	130,000	131,524

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2015A, Rev., 5.00%, 7/1/2026	150,000	151,803
Series 2017 A, Rev., 5.00%, 7/1/2026	100,000	103,498
Series 2018A, Rev., 5.00%, 7/1/2026	220,000	227,694
Series 2019 B, Rev., 5.00%, 7/1/2026	195,000	201,820
Series 2016A, Rev., 5.00%, 7/1/2027	720,000	745,989
Series 2017A, Rev., 5.00%, 7/1/2028	175,000	188,406
Series 2018A, Rev., 5.00%, 7/1/2028	25,000	26,915
Florida Department of Management Services
Series 2015A, COP, 5.00%, 8/1/2025	260,000	263,335
Series 2017A, Rev., 5.00%, 9/1/2025	75,000	76,093
Series 2018A, COP, 5.00%, 11/1/2026	100,000	104,086
Series 2018 A, COP, 5.00%, 11/1/2027	90,000	95,542
Florida Gulf Coast University Financing Corp., Housing Project Series 2008A, Rev., VRDO, LOC : TD Bank NA, 2.86%, 12/10/2024 (c)	9,325,000	9,325,000
Florida Higher Educational Facilities Financial Authority, Rollins College Project Series 2012B, Rev., 3.13%, 12/1/2025	100,000	99,403
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (c)	4,665,000	4,740,260
Florida Housing Finance Corp., Hampton Point Apartments Series 2023E, Rev., 5.00%, 5/1/2025 (c)	2,680,000	2,696,153
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2015B, Rev., 5.00%, 10/1/2025	600,000	609,134
Series 2017A, Rev., 5.00%, 10/1/2025	340,000	345,176
Series 2015B, Rev., 5.00%, 10/1/2026	815,000	826,683
Series 2016A, Rev., 5.00%, 10/1/2026	680,000	704,925
Series 2017 A, Rev., 5.00%, 10/1/2026	50,000	51,833
Series 2016A, Rev., 5.00%, 10/1/2027	170,000	175,604
Series 2017 A, Rev., 5.00%, 10/1/2027	150,000	158,123
Series 2018A, Rev., 4.00%, 10/1/2028	115,000	117,976
Series 2015B, Rev., 5.00%, 10/1/2028	1,000,000	1,014,592
Series 2016A, Rev., 5.00%, 10/1/2028	1,640,000	1,694,063
Series 2016A, Rev., 5.00%, 10/1/2029	2,665,000	2,751,410
Fort Pierce Utilities Authority Series 2022A, Rev., AGM, 5.00%, 10/1/2027	175,000	184,867
FSU Financial Assistance, Inc. Series 2012C, Rev., 3.00%, 10/1/2025	100,000	99,662
Halifax Hospital Medical Center Series 2015, Rev., 5.00%, 6/1/2025 (b)	300,000	302,943
Hillsborough County Aviation Authority, Tampa International Airport Series 2022A, Rev., AMT, 5.00%, 10/1/2027	3,000,000	3,136,688
Hillsborough County School Board, Masteer Lease Program, COP, 5.00%, 7/1/2029	3,100,000	3,300,434
JEA Electric System
Series 2020 A, Rev., 5.00%, 10/1/2028	145,000	156,437
Series 2017B, Rev., 5.00%, 10/1/2029	75,000	79,272
JEA Water and Sewer System
Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 0.75%, 12/2/2024 (c)	12,100,000	12,100,000
Series 2017 A, Rev., 5.00%, 10/1/2025	25,000	25,436
Lee County School Board (The)
Series 2024 A, COP, 5.00%, 8/1/2025	40,000	40,540
Series 2014B, COP, 5.00%, 8/1/2026	25,000	25,032
Series 2019A, COP, 5.00%, 8/1/2026	215,000	223,066
Manatee County School District, GO, TAN, 4.50%, 2/27/2025	22,300,000	22,368,432
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	575,000	577,041

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Miami-Dade County Expressway Authority, Toll System
Series 2014 A, Rev., 5.00%, 7/1/2027	375,000	375,425
Series 2014B, Rev., 5.00%, 7/1/2027	1,000,000	1,001,133
Series 2016A, Rev., 5.00%, 7/1/2028	120,000	123,320
Series 2014 A, Rev., 5.00%, 7/1/2029	150,000	150,172
Series 2016 A, Rev., 5.00%, 7/1/2029	25,000	25,668
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., 5.00%, 9/1/2025 (c)	2,250,000	2,276,097
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (c)	4,975,000	5,040,037
Orange County Convention Center
Series 2016 B, Rev., 5.00%, 10/1/2026	60,000	62,331
Series 2017, Rev., 5.00%, 10/1/2028	35,000	37,720
Orange County Health Facilities Authority, Orlando Health Obligated Group
Series 2019B, Rev., 5.00%, 10/1/2025	1,060,000	1,075,886
Series 2019B, Rev., 5.00%, 10/1/2026	100,000	103,686
Series 2023A, Rev., 5.00%, 10/1/2028	55,000	59,230
Series 2023A, Rev., 5.00%, 10/1/2029	55,000	60,160
Orange County School Board
Series 2015 C, COP, 5.00%, 8/1/2025 (b)	200,000	202,476
Series 2015C, COP, 5.00%, 8/1/2025 (b)	460,000	465,695
Series 2015D, COP, 5.00%, 8/1/2025	60,000	60,798
Series 2015D, COP, 5.00%, 8/1/2025 (b)	745,000	754,963
Series 2016C, COP, 5.00%, 8/1/2026 (b)	1,000,000	1,035,733
Series 2017B, COP, 5.00%, 8/1/2026	175,000	181,160
Series 2016B, COP, 5.00%, 8/1/2027	70,000	72,454
Orlando Utilities Commission
Series 2012A, Rev., 5.00%, 10/1/2025	250,000	254,136
Series 2018 A, Rev., 5.00%, 10/1/2025	435,000	442,197
Series 2020A, Rev., 5.00%, 10/1/2026	40,000	41,582
Series 2020A, Rev., 5.00%, 10/1/2027	50,000	53,141
Orlando Utilities Commission, Utility System Series 2013A, Rev., 5.00%, 10/1/2025	660,000	670,920
Palm Beach County Health Facilities Authority Series 2014, Rev., 5.00%, 12/1/2024 (b)	85,000	85,000
Palm Beach County School District
COP, 5.00%, 8/1/2025	100,000	101,320
Series 2014B, COP, 5.00%, 8/1/2025	340,000	344,519
Series 2015B, COP, 5.00%, 8/1/2025	45,000	45,598
Series 2017B, COP, 5.00%, 8/1/2025	180,000	182,392
Series 2018 A, COP, 5.00%, 8/1/2025	280,000	283,722
Series 2015B, COP, 5.00%, 8/1/2027	50,000	50,555
Series 2015D, COP, 5.00%, 8/1/2027	115,000	116,276
Series 2015B, COP, 5.00%, 8/1/2028	30,000	30,329
Series 2018B, COP, 5.00%, 8/1/2028	115,000	124,123
Pasco County School Board
Series 2022A, COP, 5.00%, 8/1/2025	1,690,000	1,710,452
Series 2022A, COP, 5.00%, 8/1/2027	90,000	94,883
Polk County School District
Series 2019B, COP, 5.00%, 1/1/2025	255,000	255,307
Series 2019, Rev., 5.00%, 10/1/2025	370,000	376,489

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2015D, COP, 5.00%, 2/1/2025	945,000	947,694
Series 2015A, COP, 5.00%, 5/1/2025	480,000	483,668
Series 2015C, COP, 5.00%, 5/1/2025	3,280,000	3,305,066
Series 2014D, COP, 5.00%, 11/1/2025	585,000	585,943
Series 2015D, COP, 5.00%, 2/1/2026	1,185,000	1,212,964
Series 2015A, COP, 5.00%, 5/1/2026	295,000	297,417
Series 2015A, COP, 5.00%, 7/1/2026	535,000	540,411
Series 2016 B, COP, 5.00%, 8/1/2026	25,000	25,876
Series 2014D, COP, 5.00%, 11/1/2026	275,000	275,806
Series 2015D, COP, 5.00%, 2/1/2027	2,400,000	2,448,769
Series 2015A, COP, AGM, 5.00%, 5/1/2027	330,000	332,462
Series 2015B, COP, 5.00%, 5/1/2027	95,000	95,705
Series 2016B, COP, 5.00%, 8/1/2027	95,000	97,798
Series 2015 D, COP, 5.00%, 2/1/2028	40,000	40,850
Series 2015A, COP, 5.00%, 5/1/2028	110,000	110,830
Series 2015D, COP, 5.00%, 5/1/2028	625,000	629,715
School District of Broward County, Florida Certificates of Participation
Series 2015A, COP, 5.00%, 7/1/2025	80,000	80,878
Series 2015B, COP, 5.00%, 7/1/2025	335,000	338,677
Series C, COP, 5.00%, 7/1/2025	45,000	45,494
Series A, COP, 5.00%, 7/1/2026	40,000	41,317
Series C, COP, 5.00%, 7/1/2026	20,000	20,659
Series 2015B, COP, 5.00%, 7/1/2027	150,000	151,675
Series A, COP, 5.00%, 7/1/2027	1,050,000	1,082,295
Series B, COP, 5.00%, 7/1/2027	375,000	386,534
Series 2015A, COP, 5.00%, 7/1/2028	570,000	576,169
Series 2015A, COP, AGM, 5.00%, 7/1/2028	460,000	465,058
Series A, COP, 5.00%, 7/1/2028	350,000	359,999
Series 2015A, COP, 5.00%, 7/1/2029	35,000	35,336
South Broward Hospital District, Memorial Healthcare System, Rev., 4.00%, 5/1/2026	215,000	218,152
South Florida Water Management District, COP, 5.00%, 10/1/2025	130,000	132,162
State of Florida Board of Education, Public Education Capital Outlay
Series 2016 E, GO, 5.00%, 6/1/2025	185,000	186,895
Series 2017 C, GO, 5.00%, 6/1/2025	45,000	45,461
Series 2023 A, GO, 5.00%, 6/1/2025	100,000	101,024
Series 2015A, GO, 5.00%, 6/1/2026	35,000	35,053
Series 2023A, GO, 5.00%, 6/1/2026	155,000	160,247
Series 2021 B, GO, 5.00%, 7/1/2026	50,000	51,772
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2025	1,000,000	1,009,827
State of Florida Department of Transportation
Series 2019A, Rev., 5.00%, 7/1/2025	25,000	25,283
Series 2019A, Rev., 5.00%, 7/1/2026	40,000	41,355
Series 2019A, Rev., 5.00%, 7/1/2027	45,000	47,559
Series 2021 A, Rev., 5.00%, 7/1/2027	60,000	63,412
Series 2019A, Rev., 5.00%, 7/1/2028	25,000	26,897
State of Florida Department of Transportation Turnpike System
Series 2018 A, Rev., 5.00%, 7/1/2025	20,000	20,237

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2019 A, Rev., 5.00%, 7/1/2025	30,000	30,355
Series 2021B, Rev., 5.00%, 7/1/2025	400,000	404,737
Series 2016B, Rev., 2.50%, 7/1/2026	20,000	19,775
Series 2021B, Rev., 5.00%, 7/1/2026	25,000	25,886
State of Florida Department of Transportation, Indirect Garvees Series 2019A, Rev., 5.00%, 7/1/2029	160,000	175,127
State of Florida Lottery
Series 2016 A, Rev., 5.00%, 7/1/2025	90,000	91,071
Series 2017 A, Rev., 5.00%, 7/1/2028	45,000	48,687
State of Florida, Department of Transportation Roght of Way Acquisition and Bridge Construction Series 2017A, GO, 5.00%, 7/1/2025	50,000	50,595
State of Florida, Public Education Capital Outlay
Series 2015 A, GO, 5.00%, 6/1/2025	210,000	210,289
Series 2016 B, GO, 5.00%, 6/1/2025	475,000	479,866
Series 2017 C, GO, 5.00%, 6/1/2026	20,000	20,677
Series 2015 F, GO, 5.00%, 6/1/2027	60,000	60,638
State of Florida, State Board of Education, Lottery Series 2014A, Rev., 3.00%, 7/1/2025	70,000	69,893
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2025	40,000	40,652
Tampa Sports Authority Series 2015, Rev., 5.00%, 1/1/2025	240,000	240,309
Tohopekaliga Water Authority, Utility System, Rev., 5.00%, 10/1/2025	180,000	183,038
Volusia County School Board, Master Lease Program Series 2021A, COP, 5.00%, 8/1/2025	150,000	151,994
Total Florida		175,753,057
Georgia — 0.3%
Athens-Clarke County GA Unified Government Water and Sewerage Series 2015, Rev., 5.00%, 1/1/2025	50,000	50,073
City of Atlanta Series 2022 A1, GO, 5.00%, 12/1/2024	315,000	315,000
City of Atlanta Department of Aviation Series 2020A, Rev., 5.00%, 7/1/2025	35,000	35,397
City of Atlanta Water and Wastewater
Series 2015, Rev., 5.00%, 5/1/2025 (b)	35,000	35,295
Series 2015, Rev., 5.00%, 11/1/2025	95,000	95,763
Series 2004, Rev., AGM, 5.75%, 11/1/2025	20,000	20,519
Series 2004, Rev., AGM, 5.75%, 11/1/2027	1,350,000	1,467,196
City of Atlanta, Public Improvement
Series 2015, GO, 4.50%, 12/1/2024 (b)	70,000	70,000
GO, 4.75%, 12/1/2024 (b)	55,000	55,000
City of Atlanta, Water and Wastewater, Rev., 5.00%, 11/1/2026	25,000	25,221
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2020B, Rev., 5.00%, 4/1/2025	500,000	502,800
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	235,000	239,070
County of Carroll Series 2021, GO, 5.00%, 6/1/2026	135,000	139,349
County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax, GO, 5.00%, 12/1/2025	40,000	40,883
County of DeKalb, Water and Sewerage Series 2006 B, Rev., 5.25%, 10/1/2025	20,000	20,401
Development Authority for Fulton County Series 2017B, Rev., 5.00%, 11/1/2025	100,000	101,941
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	3,250,000	3,261,519
Dougherty County School District Series 2021, GO, 5.00%, 12/1/2024	110,000	110,000
Floyd County Hospital Authority, Floyd Medical Center Project, Rev., GTD, 5.00%, 7/1/2026 (b)	20,000	20,659
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2014A, Rev., GTD, 5.25%, 2/15/2025 (b)	850,000	853,730

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Georgia State Road and Tollway Authority Series 2020, Rev., 5.00%, 6/1/2026	60,000	61,960
Henry County School District Series 2016, GO, 5.00%, 8/1/2025	50,000	50,681
Metropolitan Atlanta Rapid Transit Authority Series 2023B, Rev., 5.00%, 7/1/2025	20,000	20,240
Municipal Electric Authority of Georgia Project Series 2016 A, Rev., 5.00%, 1/1/2026	65,000	66,305
Paulding County School District, GO, 5.00%, 2/1/2025 (b)	125,000	125,407
Private Colleges and Universities Authority, Emory University
Series 2020 B, Rev., 5.00%, 9/1/2025	670,000	680,071
Series 2019 A, Rev., 5.00%, 9/1/2026	25,000	25,956
State of Georgia
Series 2017A, GO, 5.00%, 2/1/2025	25,000	25,084
Series 2020 A, GO, 5.00%, 8/1/2025	160,000	162,360
Series 2016 E, GO, 5.00%, 12/1/2025	65,000	66,461
Series 2018 A, GO, 5.00%, 7/1/2026	55,000	56,993
Series 2016A, GO, 5.00%, 2/1/2027	25,000	25,669
Walton County School District Series 2012, GO, 5.25%, 8/1/2025	50,000	50,720
Total Georgia		8,877,723
Hawaii — 0.0% ^
City and County of Honolulu
Series A, GO, 5.00%, 9/1/2025	25,000	25,395
Series A, GO, 5.00%, 10/1/2025	20,000	20,355
Series 2012C, GO, 3.00%, 11/1/2025	175,000	174,581
City and County of Honolulu, Rail Transit Project
Series 2019 A, GO, 5.00%, 9/1/2025	145,000	147,290
Series 2020 B, GO, 5.00%, 3/1/2026	25,000	25,690
City and County of Honolulu, Wastewater System Series B, Rev., 5.00%, 7/1/2025	100,000	101,203
County of Maui Series 2018, GO, 5.00%, 9/1/2025	40,000	40,626
State of Hawaii
GO, 5.00%, 10/1/2025	55,000	55,978
Series EZ, GO, 5.00%, 10/1/2025	85,000	86,512
Series FG, GO, 5.00%, 10/1/2025	25,000	25,445
Series FN, GO, 5.00%, 10/1/2025	25,000	25,445
Series ET, GO, 5.00%, 10/1/2028	25,000	25,408
Series 2016 FB, GO, 4.00%, 4/1/2029	125,000	126,818
Series EO, GO, 5.00%, 8/1/2029	40,000	40,056
State of Hawaii State Highway Fund Series B, Rev., 5.00%, 1/1/2028	35,000	36,154
Total Hawaii		956,956
Idaho — 0.1%
Ada and Canyon Counties Joint School District No. 2 Meridian Series 2015, GO, 5.00%, 8/15/2025 (b)	2,515,000	2,547,939
Idaho Health Facilities Authority, Trinity Health Series 2015ID, Rev., 5.50%, 12/1/2027	95,000	96,134
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	245,000	247,975
Series 2015A, Rev., 5.00%, 7/15/2026	70,000	72,436
Idaho Housing and Finance Association, Single Family Mortgage Series 2009A, Class I, Rev., VRDO, 3.04%, 12/10/2024 (c)	1,210,000	1,210,000
Total Idaho		4,174,484
Illinois — 3.8%
Champaign County Community Unit School District No. 4 Champaign Series 2017, GO, 5.00%, 1/1/2025	25,000	25,033

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Chicago Board of Education, Unlimited Tax Series 2018A, GO, AGM, 5.00%, 12/1/2024	275,000	275,000
Chicago Midway International Airport, Senior Lien Series 2023 B, Rev., 5.00%, 1/1/2025	130,000	130,141
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien Series B, Rev., 5.00%, 1/1/2025	130,000	130,167
Chicago O'Hare International Airport, General Airport, Senior Lien
Series B, Rev., 5.00%, 1/1/2025	1,225,000	1,226,605
Series C, Rev., 5.00%, 1/1/2025	95,000	95,140
Series E, Rev., 5.00%, 1/1/2025	65,000	65,096
Series 2020B, Rev., 5.00%, 1/1/2026	40,000	40,928
Series 2022D, Rev., 5.00%, 1/1/2026	215,000	219,986
Series E, Rev., 5.00%, 1/1/2026	225,000	230,218
Series 2022D, Rev., 5.00%, 1/1/2027	30,000	31,305
Series A, Rev., 5.00%, 1/1/2027	70,000	73,045
Series C, Rev., 5.00%, 1/1/2027	265,000	270,528
Series C, Rev., 5.00%, 1/1/2028	750,000	764,681
Series C, Rev., 5.00%, 1/1/2028	60,000	62,388
Series E, Rev., 5.25%, 1/1/2028	125,000	130,755
Series C, Rev., 5.00%, 1/1/2029	180,000	183,262
Chicago O'Hare International Airport, Passenger Facility Charge Series 2012B, Rev., AMT, 4.00%, 12/2/2024	900,000	900,000
City of Aurora Series 2023 A, GO, 5.00%, 12/30/2024	50,000	50,058
City of Chicago
Series 2002, Rev., 5.00%, 1/1/2025 (b)	75,000	75,096
Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2027 (b)	3,900,000	3,656,058
City of Chicago Wastewater Transmission Series 2008C, Rev., 5.00%, 1/1/2025 (b)	35,000	35,049
City of Chicago, Sales Tax Series 2002, Rev., 5.00%, 1/1/2025 (b)	2,150,000	2,152,755
City of Decatur
GO, 4.00%, 3/1/2025	195,000	195,299
GO, 4.00%, 3/1/2026	340,000	344,014
GO, 4.00%, 3/1/2027	200,000	204,690
City of Springfield, Electric System, Senior Lien
Rev., 5.00%, 3/1/2025	95,000	95,415
Series 2015, Rev., 5.00%, 3/1/2025	130,000	130,457
Cook Kane Lake and McHenry Counties Community College District No. 512, William Rainey Harper College Series 2017B, GO, 5.00%, 12/1/2027	375,000	398,546
County of Cook
Series 2021 A, GO, 5.00%, 11/15/2025	75,000	76,290
Series 2022 A, GO, 5.00%, 11/15/2025	370,000	376,362
Series 2021B, GO, 4.00%, 11/15/2026	120,000	122,338
Series 2016 A, GO, 5.00%, 11/15/2027	45,000	46,624
Series 2021A, GO, 5.00%, 11/15/2028	110,000	118,586
County of Will Series 2016, GO, 5.00%, 11/15/2025 (b)	120,000	122,316
Du Page and Will Counties Community School District No. 204 Indian Prairie, GO, 4.00%, 12/30/2024	190,000	190,098
Du Page Cook and Will Counties Community College District No. 502 Series 2023, GO, 5.00%, 6/1/2026	595,000	613,627
Illinois Development Finance Authority, Solid waste Management, Inc. Project, Rev., AMT, 4.25%, 11/3/2025 (c)	10,500,000	10,513,166
Illinois Finance Authority, Advocate Healthcare Series 2015, Rev., 5.00%, 5/1/2025 (b)	1,055,000	1,062,593
Illinois Finance Authority, Clean Water Initiative Revolving
Series 2016, Rev., 4.00%, 7/1/2025	20,000	20,108
Series 2019, Rev., 5.00%, 1/1/2026	285,000	291,238
Series 2020, Rev., 5.00%, 1/1/2026	40,000	40,876

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Edward Elmhurst Healthcare Series 2017 A, Rev., 5.00%, 1/1/2027 (b)	235,000	246,007
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2017A, Rev., 5.00%, 7/15/2025	50,000	50,552
Series 2017A, Rev., 5.00%, 7/15/2028	20,000	21,300
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2026	80,000	81,580
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 3.56%, 12/5/2024 (d)	5,790,000	5,723,050
Illinois Finance Authority, Presence Health Network Series 2016 C, Rev., 5.00%, 2/15/2028	495,000	516,991
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2025	745,000	750,558
Series 2015A, Rev., 5.00%, 11/15/2027	185,000	186,391
Series 2015A, Rev., 5.00%, 11/15/2028	175,000	176,254
Illinois Finance Authority, State Clean Water Initiative
Series 2016, Rev., 4.00%, 1/1/2025	20,000	20,012
Series 2017, Rev., 5.00%, 7/1/2025	295,000	298,272
Series 2016, Rev., 4.00%, 7/1/2026	60,000	60,701
Series 2019, Rev., 5.00%, 7/1/2026	80,000	82,660
Series 2016, Rev., 5.00%, 1/1/2027	20,000	20,408
Series 2017, Rev., 5.00%, 7/1/2027	150,000	156,648
Series 2016, Rev., 5.00%, 1/1/2028	345,000	352,295
Illinois Finance Authority, Swedish Covenant Hospital
Series 2016A, Rev., 5.00%, 8/15/2026 (b)	355,000	366,177
Series 2016 A, Rev., 5.25%, 8/15/2026 (b)	60,000	62,136
Illinois Finance Authority, The Carle Foundation
Series 2021A, Rev., 5.00%, 8/15/2025	85,000	85,952
Series 2021A, Rev., 5.00%, 8/15/2027	210,000	220,994
Series 2021A, Rev., 5.00%, 8/15/2028	270,000	289,145
Illinois Finance Authority, University of Chicago
Series 2015A, Rev., 5.00%, 10/1/2025 (b)	27,000,000	27,416,011
Series 2020 A, Rev., 5.00%, 4/1/2026	25,000	25,730
Illinois Housing Development Authority, Rev., FHA, 4.00%, 6/1/2025 (c)	2,935,000	2,940,861
Illinois Municipal Electric Agency, Power Supply System
Series 2015A, Rev., 5.00%, 2/1/2025	1,070,000	1,072,517
Series 2015A, Rev., 5.00%, 2/1/2026	355,000	359,220
Series 2015A, Rev., 5.00%, 2/1/2028	25,000	25,263
Series 2015A, Rev., 5.00%, 2/1/2029	55,000	55,553
Illinois State Toll Highway Authority
Series 2018 A, Rev., 5.00%, 1/1/2025	35,000	35,049
Series 2019 B, Rev., 5.00%, 1/1/2025	50,000	50,070
Series 2019 C, Rev., 5.00%, 1/1/2025	65,000	65,091
Series 2018 A, Rev., 5.00%, 1/1/2026	60,000	61,326
Series 2019 B, Rev., 5.00%, 1/1/2026	160,000	163,537
Series 2018 A, Rev., 5.00%, 1/1/2028	180,000	192,144
Series 2019C, Rev., 5.00%, 1/1/2028	55,000	58,711
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 Series 2015, GO, 4.00%, 5/1/2025	100,000	99,995
Lake Cook Kane and McHenry Counties Community Unit School District 220 Barrington Series 2022, GO, 5.00%, 12/1/2024	170,000	170,000
Lake County School District No. 112 North Shore Series 2022, GO, 5.00%, 12/1/2024	335,000	335,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Northern Illinois Municipal Power Agency
Series 2016 A, Rev., 5.00%, 12/1/2026	45,000	46,832
Series 2016 A, Rev., 5.00%, 12/1/2029	50,000	52,038
Railsplitter Tobacco Settlement Authority
Rev., 5.00%, 6/1/2025 (b)	1,360,000	1,371,997
Series 2017, Rev., 5.00%, 6/1/2026 (b)	1,220,000	1,256,082
Regional Transportation Authority
Series 2017 A, Rev., 5.00%, 7/1/2025	275,000	278,048
Series 2003 A, Rev., NATL - RE, 5.50%, 7/1/2025	80,000	81,115
State of Illinois
Series 2014, GO, 5.00%, 1/14/2025	4,165,000	4,172,630
Series 2021A, GO, 5.00%, 3/1/2025	85,000	85,341
Series 2022B, GO, 5.00%, 3/1/2025	1,520,000	1,526,092
Series 2018B, GO, 5.00%, 10/1/2025	35,000	35,536
Series 2020B, GO, 5.00%, 10/1/2025	40,000	40,612
Series 2020D, GO, 5.00%, 10/1/2025	75,000	76,148
Series 2017D, GO, 5.00%, 11/1/2025	4,050,000	4,117,786
Series 2017A, GO, 5.00%, 12/1/2025	250,000	254,596
GO, 5.00%, 2/1/2026	25,000	25,536
Series 2021A, GO, 5.00%, 3/1/2026	150,000	153,448
Series 2022A, GO, 5.00%, 3/1/2026	20,000	20,460
Series 2016-6, GO, 5.00%, 6/1/2026	585,000	601,113
Series 2018B, GO, 5.00%, 10/1/2026	225,000	232,584
Series 2020B, GO, 5.00%, 10/1/2026	1,305,000	1,348,986
Series 2017D, GO, 5.00%, 11/1/2026	19,825,000	20,529,910
Series 2019 A, GO, 5.00%, 11/1/2026	80,000	82,837
Series 2016, GO, 5.00%, 2/1/2027	825,000	857,968
Series 2022A, GO, 5.00%, 3/1/2027	50,000	52,071
Series 2017D, GO, 5.00%, 11/1/2027	1,835,000	1,932,297
Series 2021 C, GO, 4.00%, 3/1/2028	175,000	179,041
Series 2023D, GO, 5.00%, 7/1/2028	75,000	79,752
Series 2020B, GO, 5.00%, 10/1/2028	175,000	186,824
Series 2017D, GO, 5.00%, 11/1/2028	510,000	533,786
Series 2021A, GO, 5.00%, 12/1/2028	50,000	53,527
Series 2018A, GO, 5.00%, 5/1/2029	125,000	132,329
Series 2021A, GO, 5.00%, 12/1/2029	65,000	70,542
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,865,000	1,867,647
Series 2021 A, Rev., 4.00%, 6/15/2028	20,000	20,748
Series 2021A, Rev., 4.00%, 6/15/2029	55,000	57,575
Village of Midlothian, GO, AGM, 4.00%, 1/1/2025	40,000	40,018
Village of Rantoul, GO, 4.00%, 1/1/2025	350,000	350,159
Will County Forest Preserve District, GO, 5.00%, 12/15/2024	140,000	140,086
Total Illinois		111,624,195
Indiana — 0.7%
Brownsburg 1999 School Building Corp. Series 2024B, Rev., BAN, 5.00%, 12/17/2024	1,900,000	1,901,335
Carmel Local Public Improvement Bond Bank Series 2021A, Rev., 4.00%, 7/15/2025	65,000	65,314

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
City of Indianapolis Department of Public Utilities Gas Utility, Second Lien Series 2017 A, Rev., 5.00%, 8/15/2025	125,000	126,696
City of Indianapolis, Department of Public Utilities Water System
Series 2018 A, Rev., 5.00%, 10/1/2025	25,000	25,407
Series 2018A, Rev., 5.00%, 10/1/2026	25,000	25,975
City of Whiting, BP Products North America, Inc. Project Series 2019A, Rev., AMT, 5.00%, 6/5/2026 (c)	2,900,000	2,951,100
Clark Pleasant Middle School Corp., Ad Valorem Property Tax First Mortgage, Rev., 4.00%, 1/15/2025	35,000	35,022
Danville Multi-School Building Corp., Rev., BAN, 4.50%, 12/15/2024	6,300,000	6,302,499
GCS School Building Corp. One, Unlimited Ad Valorem Property Tax First Mortgage, Rev., 5.00%, 1/15/2026	45,000	45,893
Indiana Finance Authority
Series 2016C, Rev., 5.00%, 12/1/2024	165,000	165,000
Series 2016 C, Rev., 5.00%, 6/1/2027	180,000	187,840
Indiana Finance Authority, Community Foundation Of Northern Indiana Obligated Group Series 2016, Rev., 5.00%, 9/1/2026	160,000	165,039
Indiana Finance Authority, CWA Authority Project
Series 2021-2, Rev., 5.00%, 10/1/2025	70,000	71,158
Series 2021-2, Rev., 5.00%, 10/1/2027	20,000	21,195
Indiana Finance Authority, Deaconess Health System
Series 2015A, Rev., 4.00%, 3/1/2025 (b)	135,000	135,245
Series 2016 A, Rev., 4.00%, 9/1/2026 (b)	95,000	96,651
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017 B, Rev., 5.00%, 11/1/2026	100,000	103,770
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (c)	60,000	58,007
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2014 A, Rev., 5.00%, 12/1/2024	30,000	30,000
Series 2019C, Rev., 5.00%, 12/1/2024	1,040,000	1,040,000
Series 2019B, Rev., 2.25%, 7/1/2025 (c)	3,775,000	3,739,093
Indiana Finance Authority, State Revolving Program
Series 2017 C, Rev., 5.00%, 2/1/2026	215,000	220,497
Series 2019 A, Rev., 5.00%, 2/1/2026	45,000	46,151
Series D, Rev., 5.00%, 8/1/2026 (b)	65,000	67,376
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series 2005A-7, Rev., 4.00%, 10/1/2025	30,000	30,228
Indiana Municipal Power Agency, Power Supply System
Series 2014A, Rev., 5.00%, 1/1/2025	20,000	20,026
Series 2016 C, Rev., 5.00%, 1/1/2025	115,000	115,148
Series 2014A, Rev., 5.00%, 1/1/2027	25,000	25,039
Series 2016C, Rev., 5.00%, 1/1/2027	245,000	252,668
Series 2016C, Rev., 5.00%, 1/1/2028	975,000	1,005,515
Series 2016 C, Rev., 5.00%, 1/1/2029	80,000	82,504
Indiana University
Series 2015 A, Rev., 5.00%, 6/1/2026	100,000	100,976
Series 2016 A, Rev., 5.00%, 6/1/2028	20,000	20,650
Indianapolis Local Public Improvement Bond Bank Series 2021A, Rev., 5.00%, 6/1/2025	190,000	191,729
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 3.25%, 1/1/2025 (b)	100,000	99,995
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 1/15/2025	900,000	901,814
IPS Multi-School Building Corp., First Mortgage Series 2015, Rev., 5.00%, 1/15/2025	20,000	20,053
Ivy Tech Community College of Indiana, Student Fee Series W, Rev., 5.00%, 7/1/2025	205,000	207,311
Jackson County Building Corp., Rev., 2.00%, 1/15/2025	125,000	124,685
New Prairie United School District Building Corp., First Mortgage, Rev., 4.00%, 1/15/2025	35,000	35,024

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Purdue University
Series 2016 CC, Rev., 5.00%, 7/1/2026	30,000	31,007
Series EE, Rev., 5.00%, 7/1/2026	60,000	62,015
South Gibson School Building Corp., First Mortgage, Rev., 4.00%, 1/10/2025	40,000	40,029
Southmont School Building Corp., Ad Valorem Property Tax, First Mortgage, Rev., 5.00%, 1/15/2025	20,000	20,040
Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project
Series 2020B, Rev., 4.00%, 1/15/2025	40,000	40,023
Series 2020B, Rev., 4.00%, 7/15/2025	40,000	40,169
Series 2020A, Rev., 4.00%, 1/15/2026	110,000	110,983
Series 2020B, Rev., 4.00%, 1/15/2026	40,000	40,357
Zionsville Community Schools Building Corp., First Mortgage, Capital Appreciation Series 2003Z, Rev., NATL - RE, Zero Coupon, 1/15/2025	25,000	24,893
Total Indiana		21,269,144
Iowa — 2.2%
City of Shenandoah, Iowa Sewer Capital Loan Project, Rev., 4.00%, 6/30/2026	17,100,000	17,245,088
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project, Rev., VRDO, 2.20%, 12/10/2024 (c)	21,600,000	21,600,000
Iowa Finance Authority, State Revolving Series 2015, Rev., 5.00%, 8/1/2025	70,000	70,986
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series S, Rev., 5.00%, 9/1/2025	25,000	25,385
State of Iowa, Ijobs Program
Series 2016A, Rev., 5.00%, 6/1/2025	495,000	499,486
Series 2016A, Rev., 5.00%, 6/1/2027	20,000	20,634
University of Iowa (The), Parking System Series 2023, Rev., BAN, 3.50%, 7/1/2026	24,140,000	24,147,556
Total Iowa		63,609,135
Kansas — 0.5%
Butler County Unified School District No. 385 Andover Series 2017, GO, 4.00%, 9/1/2025	50,000	50,344
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	4,180,000	4,216,345
City of Wichita Water and Sewer Utility Series 2016 B, Rev., 5.00%, 10/1/2025	30,000	30,476
County of Johnson Series 2018 A, GO, 5.00%, 9/1/2025	65,000	66,005
Franklin County Unified School District No. 290 Ottawa Series A, GO, 4.00%, 9/1/2025 (b)	55,000	55,432
Kansas Development Finance Authority Series 2020 B, Rev., 5.00%, 5/1/2028	35,000	37,669
Kansas Development Finance Authority, AdventHealth Series 2021 B, Rev., 5.00%, 11/15/2028 (c)	7,185,000	7,709,129
Rice County Unified School District No. 376 Sterling Series 2015, GO, AGM, 4.00%, 9/1/2025 (b)	1,200,000	1,208,101
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025 (b)	25,000	25,370
State of Kansas Department of Transportation
Series 2015B, Rev., 5.00%, 9/1/2025	155,000	157,340
Series 2018 A, Rev., 5.00%, 9/1/2025	50,000	50,755
Series 2018 A, Rev., 5.00%, 9/1/2026	30,000	31,152
Series 2018 A, Rev., 5.00%, 9/1/2027	20,000	21,241
Series 2015B, Rev., 5.00%, 9/1/2029	75,000	76,065
Total Kansas		13,735,424
Kentucky — 1.6%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (c) (e)	24,795,000	24,804,368
County of Trimble Series 2023 A, Rev., AMT, 4.70%, 6/1/2027 (c)	1,000,000	1,021,591
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Series 2015A, Rev., 5.00%, 9/1/2025	245,000	248,553
Series 2023A, Rev., 5.00%, 9/1/2025	905,000	918,124

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Series 2015A, Rev., 5.00%, 9/1/2026	260,000	263,528
Series 2015 A, Rev., 5.00%, 9/1/2027	90,000	91,157
Kentucky Bond Development Corp. Series 2019, Rev., 5.00%, 9/1/2025	1,960,000	1,986,093
Kentucky Economic Development Finance Authority, Catholic Health Initiatives Series 2011B-3, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 4.26%, 12/5/2024 (d)	12,715,000	12,717,754
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2025	685,000	692,572
Kentucky Infrastructure Authority Series 2016 A, Rev., 5.00%, 2/1/2027	40,000	40,981
Kentucky Public Energy Authority, Gas Supply Series 2020A, Rev., 4.00%, 6/1/2026 (c)	710,000	715,398
Kentucky State Property and Building Commission, Project No. 108
Series B, Rev., 5.00%, 8/1/2026	45,000	46,577
Series A, Rev., 5.00%, 8/1/2028	75,000	75,888
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2025	125,000	127,323
Series B, Rev., 5.00%, 11/1/2026	265,000	275,627
Series B, Rev., 5.00%, 11/1/2028	95,000	98,622
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028	20,000	20,979
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	50,000	53,138
Kentucky State Property and Building Commission, Project No. 130 Series 2024 B, Rev., 5.00%, 11/1/2025	175,000	178,252
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2027	1,350,000	1,432,579
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2025	390,000	394,393
Series 2016 A, Rev., 5.00%, 7/1/2026	55,000	56,854
Series B, Rev., 5.00%, 7/1/2026	115,000	118,877
Series B, Rev., 4.00%, 7/1/2027	205,000	210,194
Series 2016A, Rev., 5.00%, 7/1/2027	460,000	473,445
Series B, Rev., 5.00%, 7/1/2027	30,000	31,722
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016 A, Rev., 5.00%, 10/1/2026	25,000	25,813
Series 2016A, Rev., 5.00%, 10/1/2027	25,000	25,694
Scott County School District Finance Corp., Rev., 5.00%, 6/1/2025	20,000	20,169
Total Kentucky		47,166,265
Louisiana — 2.5%
City of New Orleans Series 2022, GO, 5.00%, 12/1/2024	75,000	75,000
City of New Orleans, Water System Series 2014, Rev., 5.00%, 12/1/2024 (b)	145,000	145,000
East Baton Rouge Sewerage Commission Series 2014B, Rev., 5.00%, 2/1/2025 (b)	270,000	270,811
Louisiana Local Government Environmental Facilities and Community Development Authority
Series 2018, Rev., 5.00%, 12/1/2024	50,000	50,000
Series 2017, Rev., 5.00%, 10/1/2026	200,000	206,576
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (c) (e)	13,400,000	13,512,792
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2016A, Rev., 5.00%, 12/15/2026	70,000	72,824
State of Louisiana
Series 2016 A, GO, 5.00%, 9/1/2025	25,000	25,374
Series 2016 D, GO, 5.00%, 9/1/2025	50,000	50,747
Series 2019A, Rev., 5.00%, 9/1/2025	35,000	35,523
Series 2024 E, GO, 5.00%, 9/1/2028	2,400,000	2,598,038
Series 2024 E, GO, 5.00%, 9/1/2029	1,000,000	1,101,853

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (b)	44,500,000	44,747,985
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023 A-2, Rev., VRDO, LOC : TD Bank NA, 0.65%, 12/2/2024 (c)	9,000,000	9,000,000
Total Louisiana		71,892,523
Maine — 0.0% ^
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	35,000	35,962
Maine Municipal Bond Bank, Transportation Infrastructure Transcap Program Series 2021 A, Rev., 5.00%, 9/1/2025 (b)	175,000	177,528
Maine School Administrative District No. 51, GO, 4.00%, 8/1/2025	50,000	50,296
Maine Turnpike Authority Series 2015, Rev., 5.00%, 7/1/2025	190,000	192,360
State of Maine Series 2017 B, GO, 5.00%, 6/1/2026	25,000	25,809
University of Maine System
Rev., 5.00%, 3/1/2025	55,000	55,233
Series 2022, Rev., 5.00%, 3/1/2026	40,000	40,989
Total Maine		578,177
Maryland — 0.1%
City of Baltimore, Consolidated Public Improvement Series 2017 B, GO, 5.00%, 10/15/2025	40,000	40,748
County of Anne Arundel Series 2020, GO, 5.00%, 10/1/2025	55,000	55,974
County of Baltimore
COP, 5.00%, 3/1/2025	35,000	35,167
Series 2015, GO, 5.00%, 8/1/2025	20,000	20,275
County of Baltimore, Consolidated Public Improvement, GO, 5.00%, 2/1/2025	25,000	25,079
County of Montgomery Series 2017 B, GO, 5.00%, 6/1/2026	20,000	20,668
County of Montgomery, Public Facilities Projects Series 2020 A, COP, 5.00%, 10/1/2025	25,000	25,439
County of Prince George's Series 2023A, GO, 5.00%, 8/1/2025	125,000	126,719
County of Prince George's, Consolidated Public Improvement Series 2020 A, GO, 5.00%, 7/15/2025	20,000	20,255
County of Prince George's, Maryland Chesapeake Lighthouse Charter School Project Series A, Rev., 7.00%, 12/1/2024 (b)	1,000,000	1,020,000
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue, Rev., 5.00%, 7/1/2025	45,000	45,401
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2020B-1, Rev., 5.00%, 7/1/2025 (c)	900,000	900,821
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc. Series 2015, Rev., 5.00%, 8/15/2028	50,000	50,172
Maryland State Transportation Authority
Series 2020, Rev., 5.00%, 7/1/2025	220,000	222,554
Series 2024 A, Rev., 5.00%, 7/1/2025	100,000	101,161
State of Maryland
Series 2017, GO, 5.00%, 3/15/2025	80,000	80,459
Series 2015B, GO, 4.00%, 8/1/2025	20,000	20,145
Series 2018 A, GO, 5.00%, 3/15/2026	85,000	87,401
Series 2A, GO, 5.00%, 8/1/2026	40,000	41,501
Series 2016, GO, 4.00%, 6/1/2028	25,000	25,005
State of Maryland Department of Transportation
Series 2015-3, Rev., 4.00%, 12/15/2024	500,000	500,110
Series 2019, Rev., 5.00%, 10/1/2026	25,000	26,044
State of Maryland Department of Transportation, Second Issue, Rev., 5.00%, 6/1/2025	65,000	65,053
State of Maryland, State and Local Facilities Loan of 2017 Series 2017A, GO, 5.00%, 8/1/2025	20,000	20,275

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
Washington Suburban Sanitary Commission
Series 2017-2, Rev., GTD, 5.00%, 6/1/2025	140,000	141,413
Series 2018, Rev., GTD, 5.00%, 6/1/2025	25,000	25,252
Total Maryland		3,743,091
Massachusetts — 2.9%
Acton and Boxborough Regional School District, GO, BAN, 4.50%, 7/10/2025	3,100,000	3,123,620
Brockton Area Transit Authority, Rev., RAN, 4.50%, 7/25/2025	3,700,000	3,725,872
City of Framingham Series 2017, GO, 5.00%, 12/1/2024	100,000	100,000
City of Woburn, Municipal Purpose Loan, GO, 2.63%, 11/15/2025	100,000	99,286
Commonwealth of Massachusetts
Series 2019 A, GO, 5.00%, 7/1/2025	20,000	20,267
Series A, GO, 5.00%, 7/1/2025	35,000	35,467
Series C, GO, 5.00%, 8/1/2025	30,000	30,462
Series 2018C, GO, 5.00%, 9/1/2025	545,000	554,529
Series C, GO, 5.00%, 10/1/2025	100,000	101,878
Series 2021 B, GO, 5.00%, 11/1/2025	20,000	20,408
Series 2016A, GO, 5.00%, 7/1/2026	25,000	25,906
Series 2016B, GO, 5.00%, 7/1/2026	230,000	238,334
Series 2021A, GO, 5.00%, 9/1/2029	3,000,000	3,325,169
Commonwealth of Massachusetts, Consolidated Loan of 2019 Series 2019 G, GO, 5.00%, 9/1/2025	50,000	50,874
Massachusetts Bay Transportation Authority Assessment Series 2016A, Rev., 5.00%, 7/1/2025	35,000	35,417
Massachusetts Bay Transportation Authority Sales Tax
Series 2005 A, Rev., 5.00%, 7/1/2025	75,000	75,892
Series A, Rev., 5.00%, 7/1/2025 (b)	35,000	35,364
Series B, Rev., 5.00%, 7/1/2025 (b)	150,000	151,562
Massachusetts Bay Transportation Authority, Sales Tax Series 2021, Rev., BAN, 4.00%, 5/1/2025	6,415,000	6,433,722
Massachusetts Clean Water Trust (The)
Series 2006, Rev., 5.00%, 8/1/2025	20,000	20,279
Series 23 B, Rev., 5.00%, 2/1/2026	50,000	51,336
Massachusetts Development Finance Agency, Caregroup
Series 2015 H-1, Rev., 5.00%, 7/1/2025 (b)	165,000	166,670
Series 2015 H-1, Rev., 5.00%, 7/1/2025	20,000	20,197
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2019T-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 3.46%, 12/5/2024 (d) (e)	1,075,000	1,071,325
Series 2017S-2, Rev., 5.00%, 1/30/2025 (c)	440,000	440,904
Series O-2, Rev., 5.00%, 7/1/2025 (b)	245,000	247,692
Series 2016Q, Rev., 5.00%, 7/1/2027	45,000	46,535
Series 2016Q, Rev., 5.00%, 7/1/2028	75,000	77,404
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	45,000	45,647
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2015B, Rev., 5.00%, 1/15/2025	35,000	35,078
Series 2015C, Rev., 5.00%, 8/15/2025	45,000	45,658
Series 2015C, Rev., 5.00%, 8/15/2025 (b)	35,000	35,505
Series 2016A, Rev., 5.00%, 11/15/2025 (b)	110,000	112,124
Series 2018A, Rev., 5.00%, 2/15/2028	30,000	30,035
Massachusetts State College Building Authority Series 2016A, Rev., 4.00%, 5/1/2025	20,000	20,079
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.50%, 6/20/2025	7,200,000	7,245,003

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Pioneer Valley Transit Authority, Rev., RAN, GTD, 4.50%, 7/11/2025	18,400,000	18,516,606
Southeastern Regional Transit Authority, Rev., RAN, 4.25%, 8/15/2025	3,900,000	3,927,334
Spencer East Brookfield Regional School District, GO, BAN, 4.50%, 5/22/2025	4,950,000	4,983,273
Town of Middleton, Municipal Purpose Loan, GO, 2.50%, 8/15/2025	40,000	39,675
Town of Nantucket Series A, GO, BAN, 4.50%, 7/25/2025	10,745,000	10,857,187
Town of Northbridge, GO, BAN, 4.50%, 6/20/2025	8,700,000	8,776,625
Town of Tewksbury, Municipal Purpose Loan, GO, 4.00%, 1/15/2025	25,000	25,030
Town of Wilbraham, GO, BAN, 4.25%, 3/12/2025	3,700,000	3,711,480
University of Massachusetts Building Authority Series 2015-1, Rev., 5.00%, 11/1/2025 (b)	85,000	86,659
Worcester Regional Transit Authority, Rev., RAN, GTD, 4.50%, 6/20/2025	6,500,000	6,543,152
Total Massachusetts		85,362,521
Michigan — 3.6%
City of Grand Rapids Sanitary Sewer System Series 2010, Rev., 5.00%, 1/1/2026	20,000	20,459
City of Lathrup Village, Limited Tax, GO, 5.00%, 10/1/2025	45,000	45,726
Grand Valley State University
Series 2016A, Rev., 5.00%, 12/1/2024	670,000	670,000
Series 2016A, Rev., 5.00%, 12/1/2027	1,625,000	1,657,320
Great Lakes Water Authority Water Supply System, Second Lien Series 2018 A, Rev., 5.00%, 7/1/2026	20,000	20,627
Great Lakes Water Authority Water Supply System, Senior Lien
Series C, Rev., 5.00%, 7/1/2025	20,000	20,238
Series C, Rev., 5.00%, 7/1/2029	50,000	51,621
Karegnondi Water Authority, Water Supply System Series 2014A, Rev., 5.00%, 11/1/2026	125,000	125,577
Kent Hospital Finance Authority, Mary Free Bed Rehabilitation Hospital Series 2021A, Rev., 5.00%, 4/1/2025	565,000	566,818
L'Anse Creuse Public Schools Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	600,000	605,014
Linden Community School District, School Building and Site, Unlimited Tax Series 2021I, GO, Q-SBLF, 4.00%, 5/1/2025	30,000	30,091
Michigan Finance Authority Series 2018B, Rev., 5.00%, 10/1/2025	50,000	50,856
Michigan Finance Authority, Beaumont Spectrum Series 2022 A, Rev., 5.00%, 4/15/2027	50,000	52,483
Michigan Finance Authority, Clean Water Revolving Fund Series 2016 B, Rev., 5.00%, 10/1/2025	225,000	228,853
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2025	265,000	269,712
Series 2016, Rev., 5.00%, 11/15/2026	100,000	103,259
Rev., 5.00%, 11/15/2027	575,000	595,572
Series 2016, Rev., 5.00%, 11/15/2028	25,000	25,876
Series 2016, Rev., 5.00%, 11/15/2029	20,000	20,690
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2015MI, Rev., 5.50%, 12/1/2026	710,000	718,570
Series 2017A-MI, Rev., 5.00%, 12/1/2027	60,000	63,677
Series 2015MI, Rev., 5.50%, 12/1/2027	2,000,000	2,023,871
Michigan Finance Authority, Trinity Health Credit Group
Series 2015MI, Rev., 5.00%, 12/1/2024	115,000	115,000
Series 2017A-MI, Rev., 5.00%, 12/1/2024	755,000	755,000
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (c)	6,910,000	6,928,013
Series 2017A-MI, Rev., 5.00%, 12/1/2026	45,000	46,789
Series 2017MI, Rev., 5.00%, 12/1/2027	20,000	21,028
Series 2019MI-1, Rev., 5.00%, 12/1/2028	20,000	21,600
Series 2015MI, Rev., 5.50%, 12/1/2028	20,000	20,239
Michigan State Building Authority Series 2020 I, Rev., 5.00%, 4/15/2028	45,000	48,301

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 2.96%, 12/10/2024 (c)	20,000,000	20,000,000
Series 2015 I, Rev., 5.00%, 10/15/2025 (b)	220,000	223,643
Series 2023 II, Rev., 5.00%, 10/15/2026	25,000	26,041
Series 2015 I, Rev., 5.00%, 4/15/2029	20,000	20,317
Michigan State Building Authority, Multi Modal Program Series III, Rev., VRDO, 2.96%, 12/10/2024 (c)	8,635,000	8,635,000
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 1999B-4, Rev., 5.00%, 11/15/2027	770,000	776,719
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2024	770,000	770,000
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	11,250,000	11,245,315
Series 2024A, Rev., 3.70%, 4/1/2030	13,000,000	13,067,912
Michigan State Housing Development Authority, The Porter Series 2022, Rev., VRDO, 5.00%, 12/2/2024 (c)	750,000	750,000
Michigan State University Series 2015A, Rev., 5.00%, 8/15/2028	25,000	25,318
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (c)	1,700,000	1,699,693
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 1.46%, 12/2/2024 (c) (e)	30,000,000	30,000,000
State of Michigan
Series 2016, Rev., GAN, 5.00%, 3/15/2025	250,000	251,291
Series 2016, Rev., GAN, 5.00%, 3/15/2026	55,000	56,455
State of Michigan Trunk Line Series 2021 A, Rev., 5.00%, 11/15/2025	25,000	25,489
State of Michigan, Environmental Program Series 2015A, GO, 5.00%, 12/1/2025	50,000	51,039
Wayne County Airport Authority Series C, Rev., 5.00%, 12/1/2026	210,000	219,016
Total Michigan		103,766,128
Minnesota — 0.8%
Centennial Independent School District No. 12 Series 2019A, GO, 4.00%, 2/1/2025	1,105,000	1,106,102
City of Minneapolis and The Housing and Redevelopment Authority of City of St. Paul, Allina Health System Series 2017 A, Rev., 5.00%, 11/15/2028	35,000	36,697
City of Rochester Electric Utility Series 2017 A, Rev., 5.00%, 12/1/2024	25,000	25,000
City of St. Cloud, Centracare Health System
Series 2016A, Rev., 5.00%, 5/1/2026	280,000	287,210
Series 2016A, Rev., 5.00%, 5/1/2029	55,000	56,302
City of St. Cloud, Infrastructure Management Fund Series 2013A, GO, 3.00%, 2/1/2025	45,000	44,961
City of West St. Paul Series 2017A, GO, 4.00%, 2/1/2025	30,000	30,035
County of Clay Series 2017A, GO, 5.00%, 2/1/2025	50,000	50,155
County of Hennepin Sales Tax Series 2017 A, Rev., 5.00%, 12/15/2025	55,000	56,264
County of Olmsted Series 2015A, GO, 4.00%, 2/1/2025	1,000,000	1,000,865
Duluth Independent School District No. 709
Series 2016A, COP, 4.00%, 2/1/2027	50,000	50,454
Series 2016A, COP, 4.00%, 2/1/2028	2,750,000	2,779,828
Series 2019B, COP, 5.00%, 2/1/2028	395,000	419,014
Housing And Redevelopment Authority of The City of St. Paul Minnesota, Healtheast care System Series 2015A, Rev., 5.00%, 11/15/2025 (b)	1,345,000	1,369,687
Metropolitan Council Series 2021B, GO, GAN, 5.00%, 12/1/2024	125,000	125,000
Minneapolis-St. Paul Metropolitan Airports Commission
Series A, Rev., 4.00%, 1/1/2026	60,000	60,719
Series A, Rev., 5.00%, 1/1/2026	25,000	25,564
Minnesota Higher Education Facilities Authority, Carleton College Series 2017, Rev., 5.00%, 3/1/2025	25,000	25,107
Minnesota Municipal Gas Agency Series 2022B, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.00%), 4.11%, 12/5/2024 (d)	15,000,000	15,023,820

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
North St Paul-Maplewood-Oakdale Independent School District No. 622 Series 2021 A, GO, 4.00%, 2/1/2029	255,000	265,744
Rosemount-Apple Valley-Eagan Independent School District No. 196 Series 2016A, GO, 5.00%, 2/1/2025	35,000	35,110
St. Cloud Independent School District No. 742 Series 2021A, COP, 3.00%, 2/1/2025	125,000	124,835
St. Paul Independent School District No. 625 Series 2017 C, COP, 5.00%, 2/1/2025	510,000	511,665
St. Paul Port Authority, State of Minnesota Freeman Office Building
Series 2013-2, Rev., 5.00%, 12/1/2024	20,000	20,000
Series 2013-3, Rev., 5.00%, 12/1/2024	125,000	125,000
State of Minnesota
Series 2020 A, GO, 5.00%, 8/1/2025	45,000	45,658
Series 2017 A, GO, 5.00%, 10/1/2025	35,000	35,631
University of Minnesota
Series 2019B, Rev., 5.00%, 10/1/2025	25,000	25,426
Series 2017B, Rev., 5.00%, 12/1/2025	175,000	178,658
Series 2015 A, Rev., 5.00%, 8/1/2026	80,000	81,104
Western Minnesota Municipal Power Agency Series 2022A, Rev., 5.00%, 1/1/2025	35,000	35,051
Total Minnesota		24,056,666
Mississippi — 0.3%
Mississippi Business Finance Corp., Waste Management, Inc., Project, Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,191,300
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2026	35,000	36,048
Mississippi Development Bank, Desoto County Mississippi Highway Project
Series 2024 A, Rev., 5.00%, 1/1/2028	2,000,000	2,128,289
Series 2024 A, Rev., 5.00%, 1/1/2029	2,000,000	2,169,580
Mississippi Development Bank, Harrison County Series 2013A, Rev., 5.00%, 1/1/2026	2,190,000	2,238,879
Mississippi Development Bank, Rankin County School District Project, Rev., 5.00%, 6/1/2025	35,000	35,301
Rankin County School District, Limited Tax, GO, 5.00%, 8/1/2025	25,000	25,319
State of Mississippi
Series 2020 B, GO, 5.00%, 9/1/2025	115,000	116,753
Series 2015A, GO, 4.00%, 10/1/2025 (b)	200,000	201,784
Series 2015A, GO, 5.00%, 10/1/2025 (b)	990,000	1,006,890
Series 2015 F, GO, 4.00%, 11/1/2025 (b)	160,000	161,747
Series 2015F, GO, 5.00%, 11/1/2025 (b)	70,000	71,391
Series 2016 B, GO, 5.00%, 12/1/2026 (b)	45,000	46,978
West Rankin Utility Authority Series 2018, Rev., AGM, 5.00%, 1/1/2025 (b)	25,000	25,036
Total Mississippi		9,455,295
Missouri — 1.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Sales Tax Series 2019, Rev., 5.00%, 10/1/2026	90,000	93,411
Cape Girardeau School District No. 63, GO, 4.00%, 3/1/2025	25,000	25,041
City of Kansas City Series 2017C, Rev., 5.00%, 9/1/2027	60,000	63,359
City of Kansas City Sanitary Sewer System Series 2016 A, Rev., 5.00%, 1/1/2028	30,000	30,049
City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	30,000	30,183
City of Kansas City, Missouri Special Obligation Series A, Rev., 5.00%, 10/1/2029	450,000	457,057
City of Kansas City, Missouri Special Obligation Refunding and Improvement, Main Streetcar Extension Project Series 2022C, Rev., 5.00%, 9/1/2025	210,000	212,966
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	75,000	80,019
County of Dunklin, Rev., 3.00%, 12/1/2026	400,000	399,512

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
County of St Louis Series 2021 B, Rev., 5.00%, 12/1/2024	225,000	225,000
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2027	4,000,000	4,263,432
Series 2024, Rev., 5.00%, 11/1/2028	1,500,000	1,630,439
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (c)	18,210,000	19,334,795
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.00%, 5/1/2026 (c)	5,720,000	5,783,410
Health and Educational Facilities Authority of the State of Missouri, Children's Mercy Hospital Obligated Group, Rev., 5.00%, 5/15/2025	635,000	639,673
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2027	25,000	26,244
Series 2018A, Rev., 5.00%, 6/1/2029	205,000	220,760
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group
Series 2022A, Rev., 5.00%, 6/1/2026	175,000	180,277
Series 2023 A, Rev., 5.00%, 6/1/2028 (c)	750,000	793,555
Health and Educational Facilities Authority of the State of Missouri, St. Louis University, Rev., 5.00%, 11/15/2028	220,000	226,286
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc., Rev., 5.00%, 11/15/2029	30,000	30,832
Joplin Schools, Missouri Direct Deposit Program, GO, 4.00%, 3/1/2025	100,000	100,031
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017 A, Rev., 5.00%, 5/1/2025	35,000	35,276
Missouri Highway and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	50,000	51,567
Missouri Joint Municipal Electric Utility Commission, Iatan Project 2
Series 2023, Rev., 5.00%, 1/1/2028	20,000	21,264
Series 2023, Rev., 5.00%, 1/1/2029	200,000	215,827
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2014A, Rev., 5.00%, 1/1/2025 (b)	75,000	75,099
Series 2014A, Rev., 5.00%, 1/1/2025	625,000	625,827
Missouri Joint Municipal Electric Utility Commission, Prairie State Project
Series 2015A, Rev., 5.00%, 12/1/2024	20,000	20,000
Series 2015A, Rev., 5.00%, 6/1/2028	330,000	333,008
Missouri Public Utilities Commission
Rev., 4.00%, 12/1/2024 (b)	75,000	75,000
Rev., 4.00%, 5/1/2026	9,750,000	9,809,943
Missouri State Environmental Improvement and Energy Resources Authority Series 2015 B, Rev., 5.00%, 7/1/2025	25,000	25,300
St. Louis County Library District, COP, 4.00%, 4/1/2027	2,010,000	2,010,817
Total Missouri		48,145,259
Nebraska — 0.7%
City of Lincoln Electric System
Series 2015A, Rev., 5.00%, 9/1/2025 (b)	170,000	172,519
Series 2018, Rev., 5.00%, 9/1/2025	150,000	152,230
Series 2020 A, Rev., 5.00%, 9/1/2026	25,000	25,946
City of Omaha, Sanitary Sewerage System Series 2020A, Rev., 4.00%, 4/1/2025	120,000	120,313
County of Douglas, Creighton University Projects Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.53%), 3.39%, 12/5/2024 (d)	10,770,000	10,712,381
Douglas County Hospital Authority No. 2, Children's Obligated Group Series 2020B, Rev., 5.00%, 11/15/2025 (c)	2,100,000	2,119,469
Elkhorn School District Series 2015, GO, 4.00%, 12/15/2024 (b)	75,000	75,020
Grand Island Public Schools Series 2014, GO, 4.00%, 12/15/2024 (b)	70,000	70,019
Kearney School District Series 2015, GO, 4.00%, 12/15/2024 (b)	25,000	25,006

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — continued
Nebraska Public Power District
Series 2012B, Rev., 5.00%, 1/1/2025	10,000	10,012
Series 2016A, Rev., 5.00%, 1/1/2025	110,000	110,146
Series A-1, Rev., 5.00%, 1/1/2025	35,000	35,047
Series 2016A, Rev., 5.00%, 1/1/2026	185,000	189,189
Series B, Rev., 5.00%, 1/1/2026	20,000	20,453
Series C, Rev., 5.00%, 1/1/2026	50,000	51,132
Series 2016A, Rev., 5.00%, 1/1/2027	35,000	35,774
Series C, Rev., 5.00%, 1/1/2028	20,000	20,423
Series 2023 A, Rev., 5.00%, 7/1/2028	330,000	353,018
Omaha Public Power District Series 2022B, Rev., 5.00%, 2/1/2028	20,000	21,408
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	2,700,000	2,816,338
Public Power Generation Agency, Whelan Energy Center Unit 2 Series 2015A, Rev., 5.00%, 1/1/2025	1,625,000	1,627,204
Scotts Bluff County School District No. 32 Series 2015, GO, 5.00%, 12/1/2025 (b)	60,000	61,278
Southern Public Power District Series 2015, Rev., 5.00%, 12/15/2024 (b)	1,615,000	1,616,013
University of Nebraska, Lincoln Student Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (b)	50,000	50,564
Total Nebraska		20,490,902
Nevada — 0.2%
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2025	410,000	413,835
Series 2016A, GO, 5.00%, 6/15/2025	360,000	363,368
Series 2015 C, GO, 5.00%, 6/15/2026	75,000	76,520
Series 2016B, GO, 5.00%, 6/15/2026	150,000	154,658
Series 2017A, GO, 5.00%, 6/15/2026	500,000	515,527
Series 2021C, GO, 5.00%, 6/15/2026	55,000	56,708
Series 2015C, GO, 5.00%, 6/15/2028	335,000	341,022
Series 2017C, GO, 5.00%, 6/15/2028	150,000	159,404
Series 2019 A, GO, AGM, 5.00%, 6/15/2029	25,000	26,350
Clark County School District, Limited Tax, Various Purpose Series 2016F, GO, 3.00%, 6/15/2026	100,000	99,997
Clark County Water Reclamation District, Limited Tax Series 2016, GO, 5.00%, 7/1/2025	30,000	30,349
County of Clark
Series 2018 A, GO, 5.00%, 6/1/2025	285,000	287,755
Series 2016B, GO, 5.00%, 11/1/2026	85,000	88,656
Series 2018, GO, 5.00%, 12/1/2026	1,525,000	1,593,862
County of Clark Passenger Facility Charge Series 2022B, Rev., 5.00%, 7/1/2026	140,000	144,635
County of Clark Passenger Facility Charge, Las Vegas Harry Reid International Airport Facility Series 2022B, Rev., 5.00%, 7/1/2025	680,000	687,507
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2025	40,000	40,442
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	70,000	72,318
County of Clark, Indexed Fuel and Subordinate Motor Vehicle Tax Series 2019, Rev., 5.00%, 7/1/2026	25,000	25,848
County of Clark, Motor Vehicle Fuel Tax Series 2020 C, Rev., 5.00%, 7/1/2026	45,000	46,527
County of Clark, Park Improvement, Limited Tax, GO, 5.00%, 12/1/2024	25,000	25,000
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2026	120,000	123,973
County of Clark, Stadium Improvement, Limited Tax Series 2018 A, GO, 5.00%, 6/1/2029	135,000	145,085

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
County of Clark, Transportation Improvement, Limited Tax
Series 2018 B, GO, 5.00%, 12/1/2024	125,000	125,000
Series 2018B, GO, 5.00%, 12/1/2025	35,000	35,736
Las Vegas Valley Water District
Series 2021 B, GO, 5.00%, 6/1/2025	125,000	126,196
Series 2018 B, GO, 5.00%, 6/1/2026	360,000	371,829
Series 2016B, GO, 5.00%, 6/1/2027	20,000	20,672
Nevada System of Higher Education Series 2023, Rev., 5.00%, 7/1/2025	20,000	20,231
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Series 2016, Rev., 5.00%, 12/1/2024	500,000	500,000
State of Nevada, Capital Improvement and Cultural Affairs Series 2015B, GO, 5.00%, 11/1/2025	20,000	20,155
Truckee Meadows Water Authority Series 2017, Rev., 5.00%, 7/1/2026	150,000	155,183
Washoe County School District Series 2015A, GO, 5.00%, 6/1/2025	25,000	25,253
Total Nevada		6,919,601
New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act
Series 2016, Rev., 5.00%, 1/1/2026 (b)	45,000	45,880
Series 2015A, Rev., 3.30%, 8/3/2027 (c)	3,000,000	3,017,047
Series 2015B, Rev., 3.30%, 8/3/2027 (c)	1,000,000	1,005,682
New Hampshire Municipal Bond Bank Series 2016 E, Rev., 5.00%, 8/15/2025	150,000	152,109
State of New Hampshire
Series 2017B, GO, 5.00%, 12/1/2024	20,000	20,000
Series 2018 A, GO, 5.00%, 12/1/2024	70,000	70,000
Series 2020 C, GO, 5.00%, 12/1/2024	825,000	825,000
Total New Hampshire		5,135,718
New Jersey — 8.0%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project, Rev., GTD, 4.50%, 5/28/2025	11,900,000	11,992,194
Borough of Carlstadt, GO, BAN, 4.50%, 5/2/2025	11,778,000	11,842,883
Borough of East Rutherford, GO, BAN, 4.25%, 4/4/2025	13,040,000	13,090,870
Borough of Emerson, GO, BAN, 4.50%, 7/25/2025	3,243,000	3,264,207
Borough of Middlesex Series 2024 A, GO, BAN, 5.00%, 5/8/2025	4,754,000	4,789,733
Borough of Mountain Lakes, GO, BAN, 4.25%, 10/10/2025	3,146,760	3,177,453
Borough of North Haledon, GO, BAN, 4.50%, 6/24/2025	4,400,000	4,430,217
Borough of North Plainfield, GO, BAN, 4.25%, 11/25/2025	5,644,105	5,698,869
Borough of Point Pleasant Beach, General Capital Notes Water and Sewer Utility, GO, BAN, 4.00%, 11/7/2025	6,343,000	6,398,648
Borough of Ramsey, GO, BAN, 4.50%, 2/28/2025	6,300,000	6,310,537
Borough of Seaside Park, GO, BAN, 4.25%, 4/11/2025	2,877,000	2,888,235
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025	3,743,300	3,757,922
Borough of Upper Saddle River, GO, BAN, 4.25%, 3/21/2025	6,076,000	6,087,023
Borough of Woodland Park, GO, BAN, 4.50%, 5/1/2025	7,290,000	7,331,595
Brick Township Board of Education, GO, 4.00%, 1/1/2025	35,000	35,019
Brick Township Municipal Utilities Authority (The) Series 2016 B, Rev., GTD, 5.00%, 12/1/2025	200,000	204,138
Burlington County Bridge Commission, Government Leasing Program
Series 2024A, Rev., 4.25%, 4/8/2025	5,100,000	5,122,298
Series 2024 D, Rev., RAN, 4.25%, 12/11/2025 (f)	5,700,000	5,758,477
Camden County Improvement Authority (The), City Hall Project, Rev., GTD, 5.00%, 12/1/2025	30,000	30,615
City of Hoboken Series 2024 A, GO, BAN, 4.00%, 3/12/2025	185,000	185,492
City of Long Branch Series 2020A, GO, 5.00%, 9/15/2025	30,000	30,467

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
City of Ocean City, General Improvement, GO, 4.00%, 9/15/2025	40,000	40,358
County of Essex Series 2017, GO, 5.00%, 8/1/2025	25,000	25,344
County of Hudson
Series 2014, GO, 5.00%, 12/1/2024	85,000	85,000
Series B, GO, 4.00%, 7/1/2025	40,000	40,236
Essex County Improvement Authority, Family Court Building Project, Rev., GTD, 5.00%, 6/18/2025	11,900,000	12,033,083
Hopewell Valley Regional School District, GO, 3.25%, 1/15/2025	25,000	24,986
Hudson County Improvement Authority, Courthouse Project
Rev., 4.00%, 10/1/2025	120,000	120,930
Series 2020, Rev., 5.00%, 10/1/2026	95,000	98,758
Series 2020, Rev., 5.00%, 10/1/2027	30,000	31,875
Jersey City Municipal Utilities Authority Series 2024 B, Rev., GTD, 5.00%, 5/1/2025	2,025,000	2,038,216
Monmouth County Improvement Authority (The)
Series 2015, Rev., GTD, 5.00%, 12/1/2024	25,000	25,000
Series 2019 B, Rev., GTD, 5.00%, 12/1/2024	85,000	85,000
Series 2019 B, Rev., GTD, 5.00%, 12/1/2025	30,000	30,689
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	40,000	41,213
New Jersey Economic Development Authority Series A, Rev., 4.00%, 11/1/2027	25,000	25,788
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	1,075,000	1,103,574
New Jersey Economic Development Authority, School Facilities Construction
Series 2014PP, Rev., AGM - CR, 5.00%, 6/15/2025	3,500,000	3,503,508
Series WW, Rev., 5.00%, 6/15/2025 (b)	145,000	146,531
Series XX, Rev., 5.25%, 6/15/2025 (b)	55,000	55,653
Series 2005N-1, Rev., AGM, 5.50%, 9/1/2025	195,000	198,643
Series 2023RRR, Rev., 5.00%, 3/1/2026	40,000	40,952
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,730,000	2,812,067
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (e)	3,500,000	3,634,004
Series XX, Rev., 4.38%, 6/15/2027	25,000	25,116
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,600,000	1,681,613
Series 2023RRR, Rev., 5.00%, 3/1/2028	65,000	69,346
Series WW, Rev., 5.25%, 6/15/2028	50,000	50,511
New Jersey Educational Facilities Authority, College of New Jersey Series 2015G, Rev., 5.00%, 7/1/2025 (b)	465,000	469,573
New Jersey Educational Facilities Authority, Princeton University Series 2015D, Rev., 5.00%, 7/1/2025	45,000	45,544
New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp. Series 2016, Rev., 5.00%, 7/1/2025	385,000	389,228
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group
Series 2019B-2, Rev., 5.00%, 7/1/2025 (c)	235,000	237,204
Series 2019B-3, Rev., 5.00%, 7/1/2026 (c)	200,000	205,346
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Series 2017A, Rev., 5.00%, 7/1/2025	20,000	20,225
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group
Series 2016A, Rev., 5.00%, 7/1/2026	55,000	56,769
Series 2016 A, Rev., 5.00%, 7/1/2029	140,000	144,296
New Jersey Health Care Facilities Financing Authority, Valley Health System Obligated, Rev., 5.00%, 7/1/2026	50,000	51,593
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group
Rev., 5.00%, 7/1/2025	220,000	220,344
Rev., 5.00%, 7/1/2026	1,125,000	1,130,083
Series 2013, Rev., 5.00%, 7/1/2027	190,000	191,169

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Series 2019A, Rev., 5.00%, 12/1/2024	40,000	40,000
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	400,000	350,023
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	65,000	66,829
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2014AA, Rev., 5.00%, 1/15/2025	650,000	651,238
Series 2023AA, Rev., 5.00%, 6/15/2025	2,000,000	2,018,568
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2006C, Rev., AMBAC, Zero Coupon, 12/15/2024 (b)	2,515,000	2,511,829
Series 2010D, Rev., 5.00%, 12/15/2024 (b)	50,000	50,030
Series 2019 A, Rev., 5.00%, 12/15/2024 (b)	340,000	340,207
Series 2021 A, Rev., 5.00%, 6/15/2026	100,000	103,006
Series 2018 A, Rev., 5.00%, 12/15/2026	25,000	26,038
Series 2019 A, Rev., 5.00%, 12/15/2026	150,000	156,230
Series 2018 A, Rev., 5.00%, 12/15/2027	70,000	74,347
Series 2019 A, Rev., 5.00%, 12/15/2027	30,000	31,863
Series 2021 A, Rev., 5.00%, 6/15/2028	25,000	26,797
Series 2021 A, Rev., 5.00%, 6/15/2029	25,000	27,250
New Jersey Turnpike Authority
Series 2004 C-2, Rev., AMBAC, 5.50%, 1/1/2025	70,000	70,127
Series 2005 D-2, Rev., AGM, 5.25%, 1/1/2026	14,000,000	14,194,583
Series 2014A, Rev., 5.00%, 1/1/2027	825,000	826,003
Series 2017E, Rev., 5.00%, 1/1/2029	40,000	42,727
Series 2024 A, Rev., 5.00%, 1/1/2030	2,235,000	2,475,432
Penns Grove-Carneys Point Regional School District, GO, GAN, 5.00%, 7/2/2025	6,478,000	6,534,890
Pequannock Township Board of Education, GO, 4.00%, 1/15/2025	50,000	50,041
State of New Jersey
GO, 5.00%, 6/1/2025 (b)	170,000	171,584
GO, 5.00%, 6/1/2025	80,000	80,768
GO, 5.00%, 6/1/2027	20,000	21,110
State of New Jersey, COVID-19 Emergency Bonds
Series 2020 A, GO, 5.00%, 6/1/2025	500,000	504,800
Series 2020A, GO, 5.00%, 6/1/2026	400,000	412,767
Series 2020 A, GO, 5.00%, 6/1/2028	365,000	392,997
Series 2020 A, GO, 5.00%, 6/1/2029	50,000	54,806
State of New Jersey, Various Purpose GO, 5.00%, 6/1/2025 (b)	120,000	121,118
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	310,000	317,204
Series 2018 A, Rev., 5.00%, 6/1/2027	550,000	572,567
Town of Dover, General Improvement Water Utility Series 2024, GO, BAN, 4.50%, 1/23/2025	6,302,000	6,309,452
Town of Guttenberg, GO, BAN, 4.25%, 10/16/2025	8,250,767	8,331,540
Township of Brick, GO, BAN, 4.25%, 3/19/2025	6,781,800	6,802,887
Township of Colts Neck, GO, 4.00%, 11/15/2025	40,000	40,406
Township of Edison, Water Utility Series 2024 B, GO, BAN, 4.00%, 11/6/2025	12,200,000	12,317,862
Township of Harrison, GO, 4.00%, 8/1/2025	50,000	50,312
Township of Little Falls, General Improvement, GO, 4.00%, 8/15/2025	30,000	30,190
Township of Middle, General Improvement Sewer Utility, GO, BAN, 4.25%, 9/3/2025	7,770,000	7,827,737

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Township of Ocean, GO, BAN, 4.50%, 5/28/2025	4,200,000	4,225,870
Township of Raritan, GO, BAN, 4.50%, 4/24/2025	3,383,000	3,398,043
Township of Readington, GO, BAN, 4.25%, 9/30/2025	3,002,000	3,030,265
Township of Readington, General Improvement, GO, 5.00%, 1/15/2025	25,000	25,052
Township of Scotch Plains, GO, BAN, 4.50%, 1/17/2025	5,800,000	5,806,187
Township of Union Series 2024, GO, BAN, 4.50%, 1/21/2025	30,000	30,048
Township of Washington, GO, 4.00%, 3/1/2025	30,000	30,057
Township of West Deptford, GO, 3.00%, 9/1/2026	100,000	100,002
Township of Woodbridge, GO, BAN, 4.00%, 10/10/2025	9,977,000	10,066,297
Total New Jersey		235,396,246
New Mexico — 0.1%
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System
Series 2015, Rev., 5.00%, 7/1/2025	45,000	45,510
Series 2017, Rev., 5.00%, 7/1/2026	150,000	155,089
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2018 A, Rev., 5.00%, 6/15/2025	35,000	35,385
Series 2020 A, Rev., 5.00%, 6/15/2025	40,000	40,440
Series 2021 A, Rev., 5.00%, 6/15/2025	450,000	454,946
Series 2018 A, Rev., 5.00%, 6/15/2026	150,000	155,178
Series 2021 A, Rev., 5.00%, 6/15/2026	230,000	237,939
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2025 (b)	135,000	136,449
Santa Fe Public School District Series 2022A, GO, 5.00%, 8/1/2025	75,000	75,969
State of New Mexico
Series 2019, GO, 5.00%, 3/1/2025	50,000	50,238
Series B, GO, 5.00%, 3/1/2025	20,000	20,095
Series 2023, GO, 5.00%, 3/1/2026	395,000	405,786
State of New Mexico Severance Tax Permanent Fund
Series 2015 A, Rev., 5.00%, 7/1/2025	25,000	25,297
Series 2016 D, Rev., 5.00%, 7/1/2025	25,000	25,298
Series 2017 A, Rev., 5.00%, 7/1/2025	125,000	126,487
Series 2018A, Rev., 5.00%, 7/1/2025	120,000	121,428
Series 2022A, Rev., 5.00%, 7/1/2025	50,000	50,595
Series 2017 A, Rev., 5.00%, 7/1/2026	20,000	20,681
Series 2020A, Rev., 5.00%, 7/1/2026	300,000	310,209
State of New Mexico, Capital Projects
GO, 5.00%, 3/1/2025	55,000	55,262
Series A, GO, 5.00%, 3/1/2026	25,000	25,683
University of New Mexico (The) Series 2016 A, Rev., 5.00%, 6/1/2025	510,000	514,798
Total New Mexico		3,088,762
New York — 21.2%
Avon Central School District, GO, BAN, 4.50%, 6/27/2025	4,350,000	4,377,190
Build NYC Resource Corp., YMCA of Greater New York Project Series 2015, Rev., 4.00%, 8/1/2025 (b)	1,915,000	1,926,992
California Health Facilities Financing Authority, Catholic Healthcare West Series 2015 HH, Rev., 5.00%, 6/15/2027	960,000	970,744
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	25,126,854	25,298,676
Candor Central School District, GO, BAN, 4.50%, 7/25/2025	3,000,000	3,023,110
Charlotte Valley Central School District, GO, BAN, 4.50%, 6/27/2025	4,500,000	4,530,191

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of Auburn, GO, BAN, 4.25%, 8/14/2025	15,216,888	15,329,455
City of Hudson, GO, BAN, 4.50%, 6/20/2025	4,522,397	4,551,406
City of Jamestown Series 2024A, GO, BAN, 5.00%, 5/16/2025	2,700,000	2,717,092
City of Long Beach Series 2024 B, GO, BAN, 4.25%, 9/26/2025	12,782,164	12,864,693
City of New York, Fiscal Year 2004 Series A-2, GO, 5.00%, 8/1/2025	35,000	35,493
City of New York, Fiscal Year 2008 Series 2008 L-6, GO, 5.00%, 4/1/2028	30,000	32,248
City of New York, Fiscal Year 2011 Series 2011 F-3, GO, 5.00%, 12/1/2024	45,000	45,000
City of New York, Fiscal Year 2013 Series A, GO, 5.00%, 8/1/2027	75,000	75,912
City of New York, Fiscal Year 2014 Series 2014I-1, GO, 5.00%, 3/1/2026	5,000	5,013
City of New York, Fiscal Year 2016
Series C, GO, 5.00%, 8/1/2025	20,000	20,282
Series E, GO, 5.00%, 8/1/2025	250,000	253,520
Series E, GO, 5.00%, 8/1/2026	35,000	36,312
City of New York, Fiscal Year 2017
Series 2017 B, GO, 5.00%, 12/1/2024	50,000	50,000
Series C, GO, 5.00%, 8/1/2025	475,000	481,687
Series 2017 A, GO, 5.00%, 8/1/2027	40,000	41,409
Series 2017 A, GO, 5.00%, 8/1/2029	130,000	134,216
City of New York, Fiscal Year 2018
Series 2018F-1, GO, 4.00%, 4/1/2025	30,000	30,102
Series 2018 C, GO, 5.00%, 8/1/2025	670,000	679,433
City of New York, Fiscal Year 2019
Series 2019 E, GO, 5.00%, 8/1/2025	20,000	20,282
Series A, GO, 5.00%, 8/1/2025	100,000	101,408
City of New York, Fiscal Year 2020
Series 2020 C-1, GO, 5.00%, 8/1/2025	40,000	40,563
Series 2020 C-1, GO, 5.00%, 8/1/2028	30,000	32,457
City of New York, Fiscal Year 2021
Series 2021 Subseries A-1, GO, 5.00%, 8/1/2025	50,000	50,704
Series 2021 C, GO, 5.00%, 8/1/2026	35,000	36,312
City of New York, Fiscal Year 2022
Series 2022D, Subseries D-1, GO, 5.00%, 5/1/2025	75,000	75,635
Series 2022C, GO, 5.00%, 8/1/2026	50,000	51,875
City of New York, Fiscal Year 2023 Series 2023 Subseries A-1, GO, 5.00%, 9/1/2025	25,000	25,400
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	1,280,000	1,410,096
City of New York, Fiscal Year 2025 Series 2015 F F-1, GO, 5.00%, 6/1/2026	20,000	20,190
City of New York, Tax-Exempt Series 2015C, GO, 5.00%, 8/1/2025	30,000	30,093
City of Newburgh Series 2024A, GO, BAN, 4.25%, 8/8/2025	5,400,000	5,410,058
City of Troy, GO, BAN, 4.50%, 7/25/2025	4,591,812	4,626,886
Cohoes City School District, GO, BAN, 4.50%, 6/26/2025	7,235,000	7,283,648
County of Nassau Series 2016 B, GO, 5.00%, 10/1/2028	25,000	26,027
County of Nassau, General Improvement Series 2016A, GO, 5.00%, 1/1/2025	50,000	50,080
County of Westchester Series 2019 D, GO, 5.00%, 12/15/2024	40,000	40,030
Cuba-Rushford Central School District, GO, BAN, 4.50%, 6/27/2025	3,000,000	3,020,318
East Aurora Union Free School District, GO, BAN, 4.50%, 6/18/2025	6,068,451	6,111,209
Eastport-South Manor Central School District, GO, BAN, 4.50%, 5/22/2025	30,000,000	30,208,806
Edwards-Knox Central School District Series 2024 B, GO, BAN, 4.50%, 7/2/2025	5,050,000	5,080,998
Eldred Central School District, GO, BAN, 4.50%, 6/18/2025	6,665,000	6,711,961

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Ellenville Central School District, GO, BAN, 4.50%, 6/20/2025	7,960,000	8,023,000
Empire State Development Corp., State Personal Income Tax
Series 2016A, Rev., 5.00%, 3/15/2025 (b)	30,000	30,175
Series 2015 A, Rev., 5.00%, 9/15/2025 (b)	85,000	86,464
Series 2016 A, Rev., 5.00%, 3/15/2026 (b)	110,000	113,240
Series 2017C, Rev., 5.00%, 3/15/2026	30,000	30,890
Evans-Brant Central School District Series 2014 B, GO, BAN, 4.50%, 6/17/2025	21,400,000	21,574,485
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	26,215,000	26,403,250
Hamilton Central School District, GO, BAN, 4.50%, 7/3/2025	13,219,872	13,316,991
Highland Central School District, GO, BAN, 4.50%, 6/27/2025	9,701,288	9,766,955
Hornell City School District, GO, BAN, 4.50%, 6/27/2025	3,600,000	3,623,749
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2025	260,000	261,002
Iroquois Central School District, GO, 5.00%, 6/15/2025	25,000	25,247
Jasper-Troupsberg Central School District, GO, BAN, 4.50%, 6/27/2025	3,000,000	3,016,927
Lancaster Central School District, GO, BAN, 4.50%, 6/6/2025	5,900,000	5,946,362
Lansingburgh Central School District at Troy, GO, BAN, 4.50%, 7/11/2025	9,617,658	9,699,172
Long Island Power Authority, Electric System
Series 2020B, Rev., 0.85%, 9/1/2025 (c)	125,000	122,018
Rev., 1.00%, 9/1/2025	315,000	307,941
Lyons Central School District, GO, BAN, 4.50%, 6/27/2025	8,900,000	8,960,734
Madison Central School District, GO, BAN, 4.50%, 6/20/2025	3,300,000	3,323,916
Malone Central School District, GO, BAN, 4.50%, 6/26/2025	8,880,000	8,941,230
Medina Central School District, GO, BAN, 4.50%, 7/16/2025	12,500,000	12,602,821
Metropolitan Transportation Authority Series A-1, Rev., 5.00%, 11/15/2025	20,000	20,169
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2016A, Rev., 5.00%, 11/15/2025	50,000	51,053
Series B-1, Rev., 5.00%, 11/15/2025	25,000	25,526
Series B-2, Rev., 5.00%, 11/15/2025	50,000	51,048
Mount Markham Central School District, Unlimited Tax, GO, BAN, 4.50%, 6/25/2025	7,000,000	7,047,168
Nassau County Sewer and Storm Water Finance Authority Series A, Rev., 5.00%, 10/1/2025	1,000,000	1,000,336
New York City Health and Hospitals Corp., Health System Series 2008C, Rev., VRDO, LOC : TD Bank NA, 2.15%, 12/10/2024 (c)	25,000,000	25,000,000
New York City Industrial Development Agency, Queens Baseball Stadium Project
Series 2021A, Rev., AGM, 5.00%, 1/1/2027	500,000	520,311
Series 2021A, Rev., AGM, 5.00%, 1/1/2028	1,250,000	1,325,245
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2015 Series 2015 HH, Rev., 5.00%, 6/15/2025	25,000	25,289
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2020 Series 2020 CC-1, Rev., 5.00%, 6/15/2026	60,000	62,172
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2022 Series 2022, Subseries BB-2, Rev., 5.00%, 6/15/2027	25,000	25,539
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 0.75%, 12/2/2024 (c)	25,000,000	25,000,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 0.75%, 12/2/2024 (c)	20,000,000	20,000,000
New York City Transitional Finance Authority Building Aid
Series 2015 S-2, Rev., 5.00%, 7/15/2025	25,000	25,328
Series 2015 Series S-1, Rev., 5.00%, 7/15/2025	35,000	35,083
Series 2019 S-3A, Rev., 5.00%, 7/15/2025	65,000	65,854

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2019 S-3A, Rev., 5.00%, 7/15/2026	95,000	98,551
Series 2015 Series S-1, Rev., 5.00%, 7/15/2027	205,000	205,459
Series 2016 S-1, Rev., 5.00%, 7/15/2027	305,000	312,419
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016 S-1, Rev., 5.00%, 7/15/2028	30,000	30,726
New York City Transitional Finance Authority Future Tax Secured
Series 2016 A-1, Rev., 5.00%, 8/1/2025	45,000	45,622
Series 2018 -1, Rev., 5.00%, 11/1/2025	195,000	198,819
Series 2019 C-1, Rev., 5.00%, 11/1/2025	75,000	76,469
Series 2024D, Subseries D-1, Rev., 5.00%, 11/1/2025	20,000	20,392
Series C, Rev., 5.00%, 11/1/2025	40,000	40,783
Series 2023, Subseries F-1, Rev., 5.00%, 2/1/2026	50,000	51,273
Series 2022D, Subseries D-1, Rev., 5.00%, 11/1/2026	20,000	20,882
Series 2022C, Subseries C-1, Rev., 5.00%, 2/1/2027	35,000	36,760
Series 2015C, Rev., 5.00%, 11/1/2027	80,000	80,753
Series B1, Rev., 5.00%, 11/1/2028	3,325,000	3,385,960
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-2, Rev., 5.00%, 7/15/2028	35,000	37,015
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2027	30,000	31,564
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 0.85%, 12/2/2024 (c)	20,000,000	20,000,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 -1, Rev., 5.00%, 11/1/2026	20,000	20,882
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021-1, Rev., 5.00%, 11/1/2025	40,000	40,783
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2027	4,800,000	5,070,030
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2028	5,000,000	5,398,915
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,695,000	2,960,455
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2019
Series B-1, Rev., 5.00%, 8/1/2025 (b)	5,000	5,071
Series B-1, Rev., 5.00%, 8/1/2025	15,000	15,207
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2016 Series 2016, Subseries E-1, Rev., 5.00%, 2/1/2025	125,000	125,390
New York State Dormitory Authority
Series 2016 A, Rev., 5.00%, 7/1/2025	250,000	252,830
Series 2019 A, Rev., 5.00%, 10/1/2025	265,000	269,319
Series 2023 A, Rev., AGM, 5.00%, 10/1/2025	350,000	356,283
Series 2024A, Rev., AGM, 5.00%, 10/1/2025	2,650,000	2,697,573
Series 2024A, Rev., AGM, 5.00%, 10/1/2026	1,500,000	1,561,254
Series 2023D, Rev., AGM, 5.00%, 10/1/2027	25,000	26,678
Series 2018 1, Rev., 5.00%, 1/15/2028	110,000	117,892
Series 2016 A, Rev., 5.00%, 7/1/2029	30,000	30,984
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2025	20,000	20,361
New York State Dormitory Authority, Cornell University
Series 2016 A, Rev., 5.00%, 7/1/2026	50,000	51,835
Series 2020A, Rev., 5.00%, 7/1/2026	40,000	41,468
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai
Series 2015A, Rev., 5.00%, 7/1/2025	270,000	272,048
Series 2015A, Rev., 5.00%, 7/1/2028	25,000	25,140
Series 2015A, Rev., 5.00%, 7/1/2029	40,000	40,216

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, New York University
Series 2015 B, Rev., 5.00%, 7/1/2025 (b)	25,000	25,283
Series 2019A, Rev., 5.00%, 7/1/2025	40,000	40,476
Series 2016 A, Rev., 5.00%, 7/1/2026	35,000	36,268
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., AGM, 5.00%, 10/1/2027	1,550,000	1,654,024
New York State Dormitory Authority, School Districts Financing Program
Series 2015D, Rev., 5.00%, 10/1/2025	50,000	50,856
Series 2017G, Rev., 5.00%, 10/1/2025	105,000	106,711
Series 2018 A, Rev., 5.00%, 10/1/2025	40,000	40,652
Series B, Rev., 5.00%, 10/1/2025	50,000	50,815
Series H, Rev., 5.00%, 10/1/2025	10,000	10,015
Series 2018 A, Rev., 5.00%, 10/1/2026	25,000	25,975
New York State Dormitory Authority, State Personal Income Tax Series 2005 B, Rev., AMBAC, 5.50%, 3/15/2026	75,000	77,695
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2016 D, Rev., 5.00%, 2/15/2025 (b)	40,000	40,162
New York State Dormitory Authority, State Sales Tax
Series 2015A, Rev., 5.00%, 3/15/2025 (b)	25,000	25,141
Series 2016 A, Rev., 5.00%, 9/15/2026 (b)	50,000	52,160
Series 2016 A, Rev., 5.00%, 3/15/2028	30,000	31,060
New York State Environmental Facilities Corp. Series 2024A, Rev., 5.00%, 6/15/2025	35,000	35,413
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.25%, 12/10/2024 (c)	22,000,000	22,000,000
New York State Housing Finance Agency, State Personal Income Tax Series 2024 A-2, Rev., 3.35%, 6/15/2025 (c)	3,000,000	3,003,762
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2025	35,000	35,045
Series 2021A-1, Rev., 5.00%, 3/15/2026	20,000	20,593
North Collins Central School District Series 2024 A, GO, BAN, 4.50%, 6/26/2025	3,200,000	3,224,077
North Rose-Wolcott Central School District, GO, BAN, 4.50%, 7/25/2025	5,063,303	5,102,307
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	24,948,845	25,135,136
Otego-Unadilla Central School District, GO, BAN, 4.50%, 7/17/2025	11,995,000	12,085,056
Port Authority of New York and New Jersey, Consolidated
Series 189, Rev., 5.00%, 5/1/2025	145,000	146,216
Series 194, Rev., 5.00%, 10/15/2025	50,000	50,940
Rev., 5.00%, 11/15/2025	25,000	25,518
Series 175, Rev., 5.00%, 12/1/2025	100,000	100,146
Series 183, Rev., 5.00%, 12/15/2025	20,000	20,029
Series 246, Rev., AMT, 5.00%, 9/1/2026	11,500,000	11,824,600
Series 175, Rev., 4.00%, 12/1/2026	215,000	215,213
Series 243, Rev., 5.00%, 12/1/2026	20,000	20,930
Romulus Central School District, GO, BAN, 4.50%, 7/24/2025	4,400,000	4,431,479
Sidney Central School District, GO, BAN, 4.50%, 7/24/2025	4,400,000	4,433,752
Stillwater Central School District, GO, BAN, 4.50%, 6/27/2025	2,000,000	2,014,003
Sullivan West Central School District, GO, BAN, 4.25%, 6/26/2025	4,600,000	4,625,567
Three Village Central School District Brookhaven and Smithtown, GO, 5.00%, 5/15/2025	30,000	30,254
Town of Brookhaven Series 2016, GO, 4.00%, 12/10/2024	60,000	60,010
Town of Cornwall Series 2024B, GO, BAN, 4.50%, 5/1/2025	4,232,500	4,248,007
Town of Cortlandt, GO, BAN, 4.25%, 10/3/2025	3,600,000	3,632,464
Town of Dryden Series 2024, GO, BAN, 4.50%, 1/23/2025	3,400,000	3,403,726

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Town of Grand Island, GO, BAN, 4.25%, 10/3/2025	16,465,845	16,647,111
Town of Hempstead Series 2018 A, GO, 5.00%, 6/15/2025	20,000	20,243
Town of Milton, GO, BAN, 4.50%, 7/25/2025	6,600,000	6,647,844
Town of Wawarsing
GO, RAN, 4.25%, 3/13/2025	3,200,000	3,204,904
GO, BAN, 4.50%, 7/24/2025	5,700,000	5,739,307
Triborough Bridge and Tunnel Authority
Series 2016A, Rev., 5.00%, 11/15/2025	115,000	117,414
Series 2023 B-2, Rev., 5.00%, 11/15/2026	25,000	26,123
Series 2023A, Rev., 5.00%, 11/15/2026	25,000	26,123
Series B, Rev., 5.00%, 11/15/2026	30,000	31,348
Series 2024B, Rev., BAN, 5.00%, 3/15/2027	1,950,000	2,052,825
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017C-1, Rev., 5.00%, 11/15/2025	20,000	20,420
Series 2023 A, Rev., 5.00%, 11/15/2026	25,000	26,123
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2022B, Rev., BAN, 5.00%, 12/16/2024 (b)	345,000	345,255
Trust for Cultural Resources of The City of New York (The), Carnegie Hall Corp. (The) Series 2019, Rev., 5.00%, 12/1/2024	30,000	30,000
Village of Farmingdale
Series l, GO, BAN, 4.25%, 1/30/2025	4,900,000	4,906,662
Series 2024 B, GO, BAN, 4.25%, 9/25/2025	7,800,000	7,874,694
Village of Freeport Series 2024 E, GO, BAN, 4.25%, 11/13/2025	5,015,000	5,070,845
Village of Highland Falls, GO, BAN, 4.25%, 9/26/2025	5,600,000	5,653,812
Village of Johnson City Series 2024 C, GO, BAN, 4.25%, 9/26/2025	17,250,878	17,353,923
Wayne Central School District, GO, BAN, 4.50%, 6/27/2025	3,100,000	3,119,755
Yorkshire-Pioneer Central School District, GO, BAN, 4.50%, 7/9/2025	20,150,700	20,322,461
Total New York		619,934,691
North Carolina — 0.6%
Cape Fear Public Utility Authority, Water and Sewer System Series 2016, Rev., 5.00%, 8/1/2025	125,000	126,711
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (c)	1,220,000	1,312,306
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Variable Rate, Health Care Series 2021B, Rev., 3.25%, 6/15/2027 (c)	1,430,000	1,431,764
Charlotte-Mecklenburg Hospital Authority (The), Carolinas Healthcare System Series 2016 A, Rev., 5.00%, 1/15/2025	75,000	75,149
City of Charlotte
Series 2015, GO, 5.00%, 12/1/2024	30,000	30,000
Series 2024, GO, 5.00%, 7/1/2025	225,000	227,756
City of Charlotte Airport Series C, Rev., 5.00%, 7/1/2025	50,000	50,561
City of Charlotte Water and Sewer System Series 2020, Rev., 5.00%, 7/1/2026	50,000	51,820
County of Harnett Series 2020, Rev., 5.00%, 12/1/2027	50,000	53,319
County of Mecklenburg Series 2016 B, GO, 5.00%, 12/1/2024	25,000	25,000
County of New Hanover, New Hanover Regional Medical Center
Series 2017, Rev., 5.00%, 10/1/2025 (b)	100,000	101,665
Series 2017, Rev., 5.00%, 10/1/2027 (b)	55,000	58,457
County of Wake
Series 2016 A, Rev., 5.00%, 12/1/2024	45,000	45,000
Series 2016 A, GO, 5.00%, 3/1/2025	65,000	65,329
Series 2021, Rev., 5.00%, 3/1/2026	80,000	82,185

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Series 2020 A, GO, 5.00%, 4/1/2026	45,000	46,343
County of Wake, Hospital System, Rev., NATL - RE, 5.13%, 10/1/2026 (b)	55,000	56,184
North Carolina Capital Facilities Finance Agency, Duke University Project Series 2015B, Rev., 5.00%, 10/1/2025 (b)	2,020,000	2,053,626
North Carolina Housing Finance Agency, Homeownership Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	4,435,000	4,415,727
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	2,165,000	2,207,179
North Carolina Medical Care Commission, Duke University Health System Series 2016 A, Rev., 5.00%, 6/1/2025	160,000	161,450
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026	355,000	363,000
Series 2016 A, Rev., 5.00%, 1/1/2027	45,000	46,363
Series 2016 A, Rev., 5.00%, 1/1/2028	230,000	236,785
Series 2016 A, Rev., 5.00%, 1/1/2029	115,000	118,185
North Carolina State University at Raleigh Series 2018, Rev., 5.00%, 10/1/2025	25,000	25,416
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Series 2017, Rev., 5.00%, 1/1/2025	75,000	75,099
Series 2017, Rev., AGM, 5.00%, 1/1/2026	50,000	51,051
Series 2017, Rev., AGM, 5.00%, 1/1/2028	500,000	520,402
Raleigh Durham Airport Authority
Series 2020A, Rev., AMT, 5.00%, 5/1/2025	1,500,000	1,508,994
Series 2020B, Rev., 5.00%, 5/1/2025	20,000	20,164
State of North Carolina
Series 2015, Rev., 5.00%, 3/1/2025	35,000	35,167
Series 2022A, Rev., 5.00%, 5/1/2025	435,000	438,522
State of North Carolina, Limited Obligation Series 2013A, Rev., 2.25%, 5/1/2026	10,000	9,851
Town of Chapel Hill Series 2021 A, Rev., 5.00%, 12/1/2024	345,000	345,000
Total North Carolina		16,471,530
North Dakota — 0.0% ^
Minot Public School District No. 1, GO, 4.00%, 8/1/2025	25,000	25,156
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2020B, Rev., 1.05%, 7/1/2026	125,000	118,742
Total North Dakota		143,898
Ohio — 3.8%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron
Series 2022A, Rev., 5.00%, 11/15/2026	465,000	483,198
Series 2022A, Rev., 5.00%, 11/15/2027	470,000	498,080
American Municipal Power, Inc., AMP Fremont Energy Center Project
Series 2017A, Rev., 5.00%, 2/15/2026	25,000	25,597
Series 2017A, Rev., 5.00%, 2/15/2027	25,000	26,136
Series 2017A, Rev., 5.00%, 2/15/2028	70,000	74,653
American Municipal Power, Inc., City of Wapakoneta Project, Rev., BAN, 4.50%, 6/19/2025	1,000,000	1,005,603
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2025	60,000	60,220
American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019 B, Rev., 5.00%, 2/15/2025	25,000	25,092
Big Walnut Local School District, Unlimited Tax Series 2015, GO, 5.00%, 6/1/2025 (b)	670,000	676,407
Central Ohio Solid Waste Authority Series 2016, GO, 5.00%, 12/1/2024	1,000,000	1,000,000
Cincinnati City School District Series 2014, COP, 5.00%, 12/15/2024 (b)	3,260,000	3,262,045
City of Cincinnati Series 2019, GO, 5.00%, 12/1/2024	125,000	125,000
City of Cincinnati, Unlimited Tax Various Purpose
Series 2016A, GO, 4.00%, 12/1/2025	725,000	732,638

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2017A, GO, 5.00%, 12/1/2025	25,000	25,507
City of Cleveland
Series 2019A, GO, 4.00%, 12/1/2024	75,000	75,000
Series 2015, GO, 5.00%, 12/1/2025	90,000	91,933
City of Columbus Water and Sewerage
Series 2014, Rev., 5.00%, 12/1/2024 (b)	100,000	100,000
Series 2014, Rev., 5.00%, 12/30/2024	30,000	30,039
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	3,445,000	3,835,941
City of Dublin, Various Purpose
Series 2015, GO, 5.00%, 12/1/2024	35,000	35,000
Series 2018 B, GO, 5.00%, 12/1/2024	75,000	75,000
City of Hamilton Series 2023, GO, BAN, 4.50%, 12/19/2024	3,000,000	3,001,360
City of Huber Heights, GO, BAN, 4.50%, 7/10/2025	3,100,000	3,123,329
City of Lebanon Series 2024, GO, BAN, 4.13%, 2/5/2025	3,800,000	3,803,286
City of New Albany, GO, BAN, 4.00%, 9/10/2025	4,000,000	4,023,636
City of Strongsville, Street Improvement, GO, BAN, 4.75%, 6/5/2025	1,300,000	1,308,604
Cleveland Department of Public Utilities Division of Water
Series 2019 DD, Rev., 5.00%, 1/1/2025	50,000	50,075
Series 2020 FF, Rev., 5.00%, 1/1/2026	80,000	81,872
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2025	75,000	75,106
Columbus Metropolitan Library, Ohio Library Facilities, Special Obligation Series 2020, Rev., 4.00%, 12/1/2024	20,000	20,000
County of Allen Hospital Facilities
Series 2017A, Rev., 5.00%, 8/1/2025	115,000	116,362
Series 2017 A, Rev., 5.00%, 8/1/2027	815,000	859,386
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2017 A, Rev., 5.00%, 8/1/2026	20,000	20,655
County of Cuyahoga Series 2020 A, GO, 4.00%, 12/1/2024	35,000	35,000
County of Cuyahoga Sales Tax Series 2014, Rev., 5.00%, 12/1/2024	95,000	95,000
County of Cuyahoga, Convention Hotel Project
COP, 5.00%, 12/1/2025	7,490,000	7,619,044
COP, 5.00%, 12/1/2026	5,750,000	5,972,846
County of Cuyahoga, Ohio Economic Development Series 2020D, Rev., 4.00%, 12/1/2024	1,850,000	1,850,000
County of Hamilton Sales Tax Series 2016 A, Rev., 5.00%, 12/1/2029	460,000	479,114
County of Hamilton Sewer System Series 2014A, Rev., 5.00%, 12/1/2024 (b)	75,000	75,000
County of Hamilton Sewer System, Metropolitan Sewer district of Greater Cincinnati Series 2014A, Rev., 5.00%, 12/1/2024	2,790,000	2,790,000
County of Hamilton, Limited Tax
Series 2015, GO, 5.00%, 12/1/2024 (b)	35,000	35,000
Series 2017 A, GO, 5.00%, 12/1/2024	150,000	150,000
County of Hamilton, Sales Tax
Series 2016A, Rev., 5.00%, 12/1/2024	135,000	135,000
Series 2016A, Rev., 5.00%, 12/1/2025	40,000	40,828
Series 2016A, Rev., 5.00%, 12/1/2026	670,000	699,546
County of Hamilton, Trihealth, Inc. Group Project Series 2020 A, Rev., 5.00%, 8/15/2027	25,000	26,309
County of Lake, GO, 4.00%, 9/24/2025	4,000,000	4,025,164
County of Lorain Series 2024B, GO, BAN, 4.38%, 5/1/2025	2,600,000	2,610,050
County of Mahoning, Limited Tax Various Tax, GO, 4.00%, 10/14/2025	5,400,000	5,431,932
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	305,000	314,134
Cuyahoga Metropolitan Housing Authority, Carver Park Phase III Project, Rev., FHA, 4.00%, 6/1/2025 (c)	7,638,000	7,647,649

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Cuyahoga Metropolitan Housing Authority, Wade Park Apartments, Rev., FHA, 4.75%, 12/1/2025 (c)	4,590,000	4,650,181
Dayton Metro Library, Unlimited Tax, GO, 4.00%, 12/1/2024	40,000	40,000
Dublin City School District
Series 2019 A, GO, 5.00%, 12/1/2024	25,000	25,000
GO, BAN, 5.00%, 12/18/2024	2,225,000	2,225,423
Dublin City School District, School Facilities Construction and Improvement Series 2019C, GO, 4.00%, 12/1/2024	20,000	20,000
Franklin County Convention Facilities Authority Series 2014, Rev., 5.00%, 12/1/2024 (b)	390,000	390,000
Franklin County Convention Facilities Authority, Tax Lease
Rev., 5.00%, 12/1/2024 (b)	75,000	75,000
Series 2014, Rev., 5.00%, 12/1/2024 (b)	410,000	410,000
Greater Cleveland Regional Transit Authority Sales Tax Series 2019, Rev., 5.00%, 12/1/2024	25,000	25,000
Kings Local School District, Unlimited Tax, GO, BAN, 4.50%, 7/16/2025	2,600,000	2,622,207
Lakewood City School District, Unlimited Tax Series 2017, GO, 5.00%, 12/1/2024	35,000	35,000
Miami University
Series 2017, Rev., 5.00%, 9/1/2025	90,000	91,400
Series 2017, Rev., 5.00%, 9/1/2026	25,000	25,926
Miamisburg City School District
Series 2016, GO, 5.00%, 12/1/2024	25,000	25,000
Series 2016, GO, 5.00%, 12/1/2025 (b)	390,000	397,962
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014D, Rev., 3.20%, 5/1/2026	3,000,000	2,979,170
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2016, Rev., 5.00%, 12/1/2024	135,000	135,000
Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 3.09%, 12/5/2024 (d)	5,500,000	5,425,269
Ohio Housing Finance Agency, Riverview San Macro LLC Series 2023, Rev., FHA, 5.00%, 8/1/2025 (c)	3,916,000	3,964,652
Ohio State University (The)
Series 2020 A, Rev., 5.00%, 12/1/2026	35,000	36,586
Series 2020 A, Rev., 5.00%, 12/1/2027	100,000	106,931
Ohio Turnpike and Infrastructure Commission Series 2017A, Rev., 5.00%, 2/15/2026	30,000	30,770
Ohio Water Development Authority
Series 2019A, Rev., 5.00%, 6/1/2026	180,000	185,906
Series 2019A, Rev., 5.00%, 12/1/2026	30,000	31,383
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2014, Rev., 5.00%, 12/1/2024	95,000	95,000
Series 2015 A, Rev., 5.00%, 12/1/2024	40,000	40,000
Series 2015B, Rev., 5.00%, 12/1/2025 (b)	25,000	25,510
Series 2015 A, Rev., 5.00%, 6/1/2026	55,000	56,805
Ohio Water Development Authority, Drinking Water Assistance Series 2016, Rev., 5.00%, 12/1/2024	45,000	45,000
Perrysburg Exempted Village School District Series 2015, GO, 5.00%, 12/1/2024 (b)	500,000	500,000
Princeton City School District Series 2014, GO, 5.00%, 12/1/2024 (b)	25,000	25,000
State of Ohio
Series 1A, Rev., 5.00%, 12/15/2024	120,000	120,079
Series 2016A, Rev., 5.00%, 2/1/2025	50,000	50,151
Series 2015C, GO, 5.00%, 5/1/2025 (b)	70,000	70,579
Series 2017 A, GO, 5.00%, 5/1/2025 (b)	600,000	604,814
Series S, GO, 5.00%, 5/1/2025	30,000	30,253
Series 2016A, GO, 5.00%, 8/1/2025	25,000	25,350
Series 2018-1, Rev., 5.00%, 12/15/2025	25,000	25,546
Series U, GO, 5.00%, 5/1/2026	70,000	72,194

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Capital Facilities Lease Appropriation
Series 2017A, Rev., 5.00%, 12/1/2024	265,000	265,000
Series 2017A, Rev., 5.00%, 12/1/2025	50,000	51,049
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects
Series 2021A, Rev., 5.00%, 2/1/2025	50,000	50,151
Series 2018A, Rev., 5.00%, 6/1/2025	25,000	25,246
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project Series 2016 C, Rev., 5.00%, 12/1/2024	45,000	45,000
State of Ohio, Cleveland Clinic Health System
Series 2019F, Rev., VRDO, LIQ : US Bank NA, 0.75%, 12/2/2024 (c)	10,000,000	10,000,000
Series 2017A, Rev., 5.00%, 1/1/2025	55,000	55,083
State of Ohio, Common School
Series 2013A, GO, 5.00%, 9/15/2025	40,000	40,673
Series 2017B, GO, 5.00%, 9/15/2025	450,000	457,573
State of Ohio, Full Faith and Credit Highway User Receipt Series X, GO, 5.00%, 5/1/2025	25,000	25,211
State of Ohio, Infrastructure Improvement
Series 2024A, GO, 5.00%, 3/1/2025	100,000	100,499
Series 2023A, GO, 4.00%, 9/1/2025	100,000	100,858
Series 2016A, GO, 5.00%, 9/1/2025	25,000	25,398
Series 2017B, GO, 5.00%, 9/1/2025	30,000	30,477
Series 2020 B, GO, 5.00%, 8/1/2026	40,000	41,501
Series 2021 B, GO, 5.00%, 2/1/2027	20,000	20,987
State of Ohio, Lease Appropriation Adult Correctional Building Fund Projects Series 2017B, Rev., 5.00%, 10/1/2025	30,000	30,514
State of Ohio, Major New Infrastructure Project Series 2018-1, Rev., 5.00%, 12/15/2024	270,000	270,178
State of Ohio, Major New State Infrastructure Project
Series 2024-1, Rev., 5.00%, 12/15/2028	1,175,000	1,279,699
Series 2024-1, Rev., 5.00%, 12/15/2029	1,500,000	1,663,136
State of Ohio, Mental Health Facilities Improvement Fund Projects
Series 2020 A, Rev., 5.00%, 2/1/2026	60,000	61,464
Series 2018A, Rev., 5.00%, 6/1/2026	100,000	103,222
State of Ohio, New Infrastructure Project
Series 2019-1, Rev., 5.00%, 12/15/2025	20,000	20,437
Series 2022-1, Rev., 5.00%, 12/15/2025	25,000	25,546
State of Ohio, State Infrastructure Project
Series 2021-1A, Rev., 5.00%, 12/15/2024	60,000	60,040
Series 2016-1, Rev., 5.00%, 12/15/2025	50,000	51,093
Series 2018-1, Rev., 5.00%, 12/15/2026	20,000	20,912
Series 2021-1A, Rev., 5.00%, 12/15/2026	20,000	20,912
State of Ohio, University Hospitals Health System, Inc.
Series 2020B, Rev., 5.00%, 1/15/2025 (c)	295,000	295,525
Series 2016A, Rev., 5.00%, 1/15/2027	95,000	96,971
State of Ohio, Voting System Acquisition Project, COP, 5.00%, 9/1/2025	65,000	65,856
University of Akron (The)
Series 2015A, Rev., 5.00%, 1/1/2025 (b)	20,000	20,029
Series 2019 A, Rev., 5.00%, 1/1/2025 (b)	30,000	30,037
Westlake City School District Series 2014B, GO, 4.00%, 12/1/2024 (b)	45,000	45,000
Total Ohio		110,013,700

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — 0.9%
Canadian County Educational Facilities Authority, Mustang Public Schools Project Series 2017, Rev., 4.00%, 9/1/2025	105,000	105,551
Canadian County Independent School District No. 69 Mustang
Series 2024 C, GO, 4.00%, 6/1/2026	2,565,000	2,597,798
Series 2023, GO, 4.00%, 6/1/2027	3,530,000	3,606,927
Cleveland County Educational Facilities Authority, Norman Public Schools Project
Rev., 5.00%, 6/1/2025	240,000	241,924
Series 2023A, Rev., 5.00%, 6/1/2028	1,700,000	1,808,811
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2025	135,000	135,597
Series 2014A, Rev., 5.00%, 6/1/2026	310,000	311,361
Series 2016A, Rev., 5.00%, 6/1/2026	145,000	149,389
Series 2016 A, Rev., 5.00%, 6/1/2027	145,000	150,913
Series 2016 A, Rev., 5.00%, 6/1/2028	55,000	57,210
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project Series 2020 A, Rev., 5.00%, 7/1/2025	130,000	131,479
Oklahoma City Water Utilities Trust Series 2016, Rev., 5.00%, 7/1/2026 (b)	20,000	20,659
Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2020C, Rev., VRDO, 3.35%, 12/10/2024 (c)	14,110,000	14,110,000
Oklahoma Municipal Power Authority, Power Supply System
Series B, Rev., 5.00%, 1/1/2025	80,000	80,090
Series 2021A, Rev., AGM, 5.00%, 1/1/2027	20,000	20,866
Oklahoma State University
Series 2020 A, Rev., 5.00%, 9/1/2025	870,000	882,624
Series 2020 A, Rev., 5.00%, 9/1/2027	760,000	801,912
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series 2017 D, Rev., 5.00%, 1/1/2025	365,000	365,509
Series 2020A, Rev., 5.00%, 1/1/2025	145,000	145,202
Series 2017 D, Rev., 5.00%, 1/1/2026	80,000	81,915
Series 2020 A, Rev., 5.00%, 1/1/2026	20,000	20,479
Series 2017 D, Rev., 5.00%, 1/1/2028	20,000	21,344
Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project, Rev., 5.00%, 9/1/2025	35,000	35,052
Tulsa County Industrial Authority, Broken Arrow Public School Project Series 2019 A, Rev., 5.00%, 9/1/2027	145,000	153,402
Total Oklahoma		26,036,014
Oregon — 0.1%
City of Bend Series 2016, Rev., 5.00%, 12/1/2024	25,000	25,000
City of Eugene Electric Utility System Series 2016 A, Rev., 5.00%, 8/1/2025	205,000	207,756
City of Portland Sewer System
Series 2015A, Rev., 5.00%, 6/1/2025	110,000	111,118
Series 2019 A, Rev., 5.00%, 3/1/2026	25,000	25,690
City of Portland Sewer System, Senior Lien Series 2020A, Rev., 5.00%, 3/1/2026	50,000	51,380
City of Salem Water and Sewer Series 2017, Rev., 5.00%, 6/1/2025	165,000	166,619
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System, Rev., 5.00%, 3/1/2025 (c)	260,000	260,123
Metro, Oregon Convention Center Hotel Project, Rev., 5.00%, 6/15/2025	20,000	20,203
Multnomah County School District No. 1 Portland
Series 2015B, GO, 5.00%, 6/15/2025	50,000	50,521
Series 2020, GO, 5.00%, 6/15/2025	285,000	287,970
Salem-Keizer School District No. 24J Series 2018, GO, 5.00%, 6/15/2025	50,000	50,534

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
State of Oregon Series L, GO, 5.00%, 8/1/2025	25,000	25,347
State of Oregon Department of Transportation Series A, Rev., 5.00%, 11/15/2025	30,000	30,601
State of Oregon, Article XI-M, XI-N and XI-P State Grant Program Series 2019 D, GO, 5.00%, 6/1/2026	50,000	51,685
State of Oregon, Article XI-Q State Project Series 2023 A, GO, 5.00%, 5/1/2026	25,000	25,791
Tri-County Metropolitan Transportation District of Oregon
Series 2017A, Rev., 5.00%, 10/1/2025	505,000	512,827
Series 2017 A, Rev., 5.00%, 10/1/2027	60,000	63,500
Series 2018 A, Rev., 5.00%, 10/1/2028	100,000	106,658
Total Oregon		2,073,323
Pennsylvania — 5.6%
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	70,000	71,529
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 5.00%, 4/1/2025	135,000	135,604
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019 A, Rev., 5.00%, 7/15/2025	50,000	50,549
Series 2019 A, Rev., 5.00%, 7/15/2026	110,000	113,494
Allegheny County Sanitary Authority, Sewer
Series 2015, Rev., 5.00%, 12/1/2024	1,005,000	1,005,000
Series 2016, Rev., AGM, 5.00%, 12/1/2025	60,000	61,200
Berks County Industrial Development Authority, The Highlands at Wyomissing Series 2018, Rev., 5.00%, 5/15/2025 (b)	2,505,000	2,573,571
Bethel Park School District, GO, 5.00%, 8/1/2025	35,000	35,451
Centennial School District Bucks County
Series 2017 B, GO, 5.00%, 12/15/2024	25,000	25,017
Series 2017A, GO, 5.00%, 12/15/2024	50,000	50,034
Central Dauphin School District Series 2016, GO, 5.00%, 2/1/2026	25,000	25,475
Chambersburg Area School District Series A, GO, 5.00%, 3/1/2025	150,000	150,345
Cheltenham Township School District Series 2019A, GO, 4.00%, 2/15/2025	20,000	20,027
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020A, Rev., 5.00%, 9/1/2026	50,000	51,696
City of Philadelphia
Series 2015A, GO, 5.00%, 8/1/2025	25,000	25,317
Series 2019 A, GO, 5.00%, 8/1/2025	300,000	303,809
Series 2021 A, GO, 5.00%, 5/1/2026	50,000	51,455
Series 2017 A, GO, 5.00%, 8/1/2026	85,000	87,964
Series 2019B, GO, 5.00%, 2/1/2028	150,000	159,764
Series 2021A, GO, 5.00%, 5/1/2028	90,000	96,289
Series 2015A, GO, 5.00%, 8/1/2029	235,000	237,593
City of Philadelphia Water and Wastewater
Series 2016, Rev., 5.00%, 10/1/2025	105,000	106,703
Series 2019 A, GO, 5.00%, 8/1/2026	130,000	134,533
Commonwealth Financing Authority
Series B-1, Rev., AGM, 5.00%, 6/1/2025	50,000	50,487
Series 2019B, Rev., 5.00%, 6/1/2027	155,000	162,906
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	400,000	403,245
Rev., 5.00%, 6/1/2026	140,000	143,843

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 5.00%, 6/1/2027	170,000	178,122
Rev., 5.00%, 6/1/2028	2,620,000	2,792,792
Rev., 5.00%, 6/1/2029	115,000	122,437
Commonwealth of Pennsylvania
Series 2015, GO, 5.00%, 8/15/2025	150,000	152,193
Series 2016, GO, AGM-CR, 5.00%, 9/15/2025	155,000	157,475
Series 1, GO, 5.00%, 3/15/2026	20,000	20,109
Series 2015, GO, AGM, 5.00%, 8/15/2026	45,000	45,629
Series 1ST, GO, 5.00%, 9/15/2026	20,000	20,759
Series 2018A, COP, 5.00%, 7/1/2027	50,000	52,688
Series 2016, GO, 5.00%, 9/15/2027	500,000	518,730
Series 2018A, COP, 5.00%, 7/1/2028	420,000	448,838
Council Rock School District Series 2019A, GO, 4.00%, 11/15/2025	35,000	35,319
County of Allegheny Series C-75, GO, 5.00%, 11/1/2027	290,000	301,587
County of Bucks
Series 2017, GO, 5.00%, 6/1/2025	20,000	20,207
Series 2017, GO, 5.00%, 6/1/2026	40,000	41,336
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Series 2015, Rev., 5.00%, 1/1/2025 (b)	1,780,000	1,782,354
Delaware County Industrial Development Authority, United Parcel Service Project, Rev., VRDO, 0.70%, 12/2/2024 (c)	40,000,000	40,000,000
Delaware River Joint Toll Bridge Commission Series 2019B, Rev., 5.00%, 7/1/2025	50,000	50,555
East Stroudsburg Area School District Series AA, GO, 5.00%, 9/1/2025	520,000	527,502
Easton Area School District Series 2020A, GO, 4.00%, 4/1/2025	420,000	421,248
Erie City Water Authority
Series 2014, Rev., AGM, 4.00%, 12/1/2024 (b)	100,000	100,000
Series 2014, Rev., AGM, 5.00%, 12/1/2024 (b)	35,000	35,000
Garnet Valley School District Series 2017, GO, 4.00%, 4/1/2027	135,000	135,523
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (c)	10,545,000	10,905,943
Series 2020 C, Rev., 5.00%, 4/1/2030 (c)	1,500,000	1,625,163
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 0.80%, 12/2/2024 (c)	10,000,000	10,000,000
Methacton School District, GO, 4.00%, 9/15/2025	75,000	75,555
Monroeville Finance Authority, University of Pittsburg Medical Center, Rev., 5.00%, 2/15/2026	120,000	122,737
Montour School District Series A, GO, AGM, 5.00%, 10/1/2025 (b)	40,000	40,649
North Penn School District Series 2019A, GO, 3.00%, 1/15/2025	30,000	29,978
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2014A, Rev., 5.00%, 2/1/2025	115,000	115,131
Rev., 5.00%, 3/15/2026	255,000	261,260
Series 2017A, Rev., 5.00%, 11/15/2026	25,000	25,983
Series 2016, Rev., 5.00%, 3/15/2027	20,000	20,693
Pennsylvania Higher Educational Facilities Authority
Series AQ, Rev., 5.00%, 6/15/2025 (b)	15,000	15,150
Series AT-1, Rev., 5.00%, 6/15/2025 (b)	25,000	25,251
Series AT-1, Rev., 5.00%, 6/15/2025	120,000	121,224
Series A, Rev., 5.00%, 10/1/2025 (b)	100,000	101,665
Pennsylvania Higher Educational Facilities Authority, BRYN MAWR College, Rev., 5.00%, 12/1/2024	70,000	70,000
Pennsylvania Higher Educational Facilities Authority, State System Higher Education
Series AQ, Rev., 5.00%, 6/15/2025 (b)	5,000	5,050

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series AQ, Rev., 5.00%, 6/15/2025	205,000	207,090
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Series 2016 C, Rev., 5.00%, 8/15/2025	20,000	20,277
Series A, Rev., 5.00%, 10/1/2025 (b)	100,000	101,665
Series 2015, Rev., 5.00%, 8/15/2026	40,000	40,613
Series 2019, Rev., 5.00%, 8/15/2028	30,000	32,335
Pennsylvania Higher Educational Facilities Authority, University Of Pennsylvania Health System Series 2016 A, Rev., 5.00%, 8/15/2027	75,000	77,242
Pennsylvania State University (The) Series B, Rev., 5.25%, 8/15/2025	100,000	101,558
Pennsylvania Turnpike Commission
Series 2014, Rev., 5.00%, 12/1/2024	3,800,000	3,800,000
Series 2014A, Rev., 5.00%, 12/1/2024	1,930,000	1,930,000
Series 2014C, Rev., 5.00%, 12/1/2024	3,650,000	3,650,000
Series 2015 B, Rev., 5.00%, 12/1/2024	75,000	75,000
Series 2017 A, Rev., 5.00%, 12/1/2024	500,000	500,000
Series 2018 A-2, Rev., 5.00%, 12/1/2024	35,000	35,000
Series A-1, Rev., 5.00%, 12/1/2024	25,000	25,000
Series 2014A, Rev., 5.00%, 12/3/2024	780,000	780,034
Series 2014C, Rev., 5.00%, 12/3/2024	3,060,000	3,060,134
Rev., VRDO, LOC : TD Bank NA, 2.86%, 12/10/2024 (c)	38,000,000	38,000,000
Series A-1, Rev., 5.00%, 12/1/2025	750,000	757,346
Series A-2, Rev., 5.00%, 12/1/2025	70,000	71,379
Series B-2, Rev., 5.00%, 6/1/2026	275,000	283,532
Series A-1, Rev., 5.00%, 12/1/2026	30,000	30,291
Series 2016, Rev., 5.00%, 6/1/2027	60,000	61,052
Series 2016B, Rev., 5.00%, 6/1/2027	20,000	20,614
Series 2016A-1, Rev., 5.00%, 12/1/2027	105,000	108,377
Series 2016A-3, Rev., 5.00%, 12/1/2027	145,000	150,834
Series B-2, Rev., 5.00%, 6/1/2028	30,000	31,571
Series 2016 A-1, Rev., 5.00%, 12/1/2028	50,000	51,597
Series 2021A, Rev., 5.00%, 12/1/2028	40,000	43,407
Series 2016, Rev., 5.00%, 6/1/2029	40,000	40,703
Series 2017, Rev., 5.00%, 12/1/2029	100,000	106,204
Series 2017-2, Rev., 5.00%, 12/1/2029	25,000	26,514
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2027	100,000	104,261
Series B, Rev., 5.00%, 12/1/2028	20,000	20,795
Series B, Rev., 5.00%, 12/1/2029	20,000	20,783
Pennsylvania Turnpike Commission Registration Fee Series 2005A, Rev., AGM, 5.25%, 7/15/2027	20,000	21,238
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017, Rev., 5.00%, 12/1/2028	120,000	127,695
Peters Township School District Washington County, GO, 5.00%, 1/15/2026	20,000	20,433
Philadelphia Authority for Industrial Development
Series B-2, Rev., VRDO, LOC : TD Bank NA, 2.86%, 12/10/2024 (c)	19,500,000	19,500,000
Series 2019, Rev., 5.00%, 10/1/2025	1,000,000	1,014,235
Series 2019, Rev., 5.00%, 10/1/2026	205,000	212,069
Series 2019, Rev., 5.00%, 10/1/2027	275,000	291,419
Series 2016, Rev., 5.00%, 4/1/2028	475,000	477,705

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2019, Rev., 5.00%, 10/1/2028	50,000	53,923
Series 2019, Rev., 5.00%, 10/1/2029	400,000	437,735
Philadelphia Authority for Industrial Development, Culture and Commercial Corridor Program Series 2016 A, Rev., 5.00%, 12/1/2026	5,025,000	5,124,672
Philadelphia Gas Works Co., 1998 General Ordinance
Series 13TH, Rev., 5.00%, 8/1/2025	20,000	20,245
Series 14TH, Rev., 5.00%, 10/1/2026	175,000	181,573
Series 14TH, Rev., 5.00%, 10/1/2028	175,000	180,930
Redevelopment Authority of the City of Philadelphia, Neighborhood Preservation Initiative Series 2023 C, Rev., 5.00%, 4/15/2025	1,450,000	1,459,908
School District of Philadelphia (The)
Series F, GO, 5.00%, 9/1/2025	1,135,000	1,149,100
Series F, GO, 5.00%, 9/1/2026	350,000	361,257
Series F, GO, 5.00%, 9/1/2027	25,000	25,758
Series F, GO, 5.00%, 9/1/2028	25,000	25,728
Series F, GO, 5.00%, 9/1/2029	30,000	30,832
Seneca Valley School District Series 2015C, GO, 5.00%, 3/1/2028	85,000	85,382
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 3/1/2025	45,000	45,203
Series 2020, Rev., 5.00%, 6/1/2026	240,000	247,304
Series 2020, Rev., 5.00%, 6/1/2028	30,000	32,114
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Series 2017, Rev., 5.00%, 6/1/2026	20,000	20,609
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., AGM, 4.00%, 12/1/2026 (b)	15,000	15,355
Total Pennsylvania		163,382,365
Rhode Island — 0.2%
City of Pawtucket Series 2024-2, GO, BAN, 4.50%, 10/24/2025	2,900,000	2,923,694
Rhode Island Commerce Corp., Department of Transportation
Series 2016 B, Rev., GAN, 5.00%, 6/15/2025	195,000	196,831
Series 2020 A, Rev., 5.00%, 5/15/2026	25,000	25,703
Series 2016 B, Rev., 5.00%, 6/15/2026	410,000	422,276
Series 2016B, Rev., 5.00%, 6/15/2027	435,000	448,775
Series 2016B, Rev., 5.00%, 6/15/2028	160,000	165,018
Series 2016 B, Rev., 5.00%, 6/15/2029	730,000	752,228
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Series 2016A, Rev., 5.00%, 10/1/2025 (b)	20,000	20,341
State of Rhode Island Series 2019 E, GO, 5.00%, 1/15/2026	20,000	20,486
State of Rhode Island and Providence Plantations Capital Development Series 2019 E, GO, 5.00%, 1/15/2025	80,000	80,179
Total Rhode Island		5,055,531
South Carolina — 1.1%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2014, Rev., 5.00%, 12/1/2024 (b)	50,000	50,000
City of Columbia Waterworks and Sewer System Series 2016 B, Rev., 5.00%, 2/1/2026	500,000	512,494
County Square Redevelopment Corp., South Carolina Project Series 2024, Rev., BAN, 5.00%, 2/9/2025	8,200,000	8,225,253
Lexington County Health Services District, Inc., Lexmed Obligated Group Series 2017, Rev., 5.00%, 11/1/2027	25,000	26,408
Piedmont Municipal Power Agency
Rev., NATL - RE, 5.38%, 1/1/2025	105,000	105,155
Series 2015A, Rev., 5.00%, 1/1/2026	1,700,000	1,702,109

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2024	75,000	75,000
Series 2015, Rev., 5.00%, 12/1/2025	1,000,000	1,008,460
Rev., 5.00%, 12/1/2027	85,000	85,723
Series 2015, Rev., 5.00%, 12/1/2028	385,000	387,867
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2020B, Rev., 5.00%, 10/1/2025 (c)	990,000	1,002,896
South Carolina Ports Authority
Series 2015, Rev., AMT, 5.00%, 7/1/2025 (b)	4,990,000	5,033,323
Series 2015, Rev., AMT, 5.25%, 7/1/2025 (b)	10,275,000	10,378,830
South Carolina Public Service Authority
Series 2014C, Rev., 5.00%, 12/1/2024	775,000	775,000
Series A, Rev., 5.00%, 12/1/2024 (b)	25,000	25,000
Series A, Rev., 5.00%, 12/1/2025	75,000	75,583
Series 2016A, Rev., 5.00%, 12/1/2027	25,000	25,686
Series 2016A, Rev., 5.00%, 12/1/2029	205,000	210,517
South Carolina Public Service Authority, Santee Cooper
Series 2022A, Rev., 5.00%, 12/1/2026	465,000	483,491
Series A, Rev., 5.00%, 12/1/2026	1,170,000	1,179,870
South Carolina Transportation Infrastructure Bank Series 2021 B, Rev., 5.00%, 10/1/2025	100,000	101,721
University of South Carolina, Higher Education Facilities, Rev., 5.00%, 5/1/2025	70,000	70,579
Total South Carolina		31,540,965
South Dakota — 0.0% ^
Sioux Falls School District No. 49-5 Series 2018A, GO, 4.00%, 8/17/2026 (b)	20,000	20,419
Tennessee — 0.4%
City of Chattanooga, GO, 3.13%, 10/1/2025	140,000	139,974
City of Chattanooga Electric
Series A, Rev., 5.00%, 9/1/2025	20,000	20,297
Series A, Rev., 4.00%, 9/1/2029	2,705,000	2,718,935
City of Clarksville Water Sewer and Gas Series 2017, Rev., 5.00%, 2/1/2025	100,000	100,293
City of Memphis Electric System Series 2016, Rev., 5.00%, 12/1/2029	2,165,000	2,246,850
City of Memphis Gas System
Series 2020, Rev., 5.00%, 12/1/2024	25,000	25,000
Series 2016, Rev., 5.00%, 12/1/2029	2,185,000	2,268,898
County of Wilson, GO, 4.00%, 4/1/2025	750,000	750,462
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	1,500,000	1,676,915
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2025	755,000	761,333
Memphis-Shelby County Industrial Development Board
Series 2017B, Rev., 5.00%, 11/1/2025	55,000	55,962
Series 2017B, Rev., 5.00%, 11/1/2026	45,000	46,872
Metropolitan Government of Nashville and Davidson County
Series 2017B, Rev., 5.00%, 5/15/2025	65,000	65,607
Series 2017, GO, 5.00%, 7/1/2025	45,000	45,548
Series 2021A, GO, 5.00%, 7/1/2025	35,000	35,426
Series 2016, GO, 5.00%, 1/1/2027	30,000	31,031
State of Tennessee

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Series A, GO, 5.00%, 8/1/2025 (b)	650,000	658,262
Series B, GO, 5.00%, 8/1/2025	30,000	30,419
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2025	350,000	354,599
Series 2021A, Rev., 5.00%, 11/1/2026	500,000	513,450
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2015B, Rev., 5.00%, 11/1/2025 (b)	25,000	25,451
Series A, Rev., 5.00%, 11/1/2025	50,000	50,962
Series 2015B, Rev., 5.00%, 11/1/2026	30,000	30,539
Total Tennessee		12,653,085
Texas — 5.7%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2025	100,000	101,429
Alamo Community College District, Maintenance Tax, GO, 5.00%, 2/15/2026	200,000	205,141
Arlington Housing Finance Corp., Multi Family Housing 6900 Matlock Road Series 2023, Rev., 4.50%, 4/1/2027 (c)	65,000	65,957
Austin Community College District Public Facility Corp., Round Rock Campus Series 2015, Rev., 5.00%, 8/1/2026	70,000	70,876
Austin Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (b)	1,905,000	1,916,804
Bay City Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2025	40,000	40,147
Bexar County Hospital District, Limited Tax, GO, 5.00%, 2/15/2025	55,000	55,191
Board of Regents of the University of Texas System
Series 2016 J, Rev., 5.00%, 8/15/2025	215,000	217,995
Series 2019 A, Rev., 5.00%, 8/15/2028	65,000	70,273
Series 2020 C, Rev., 5.00%, 8/15/2028	25,000	27,028
Central Texas Regional Mobility Authority, Senior Lien Series A, Rev., 5.00%, 7/1/2025 (b)	165,000	166,813
Central Texas Regional Mobility Authority, Subordinate Lien
Series 2020F, Rev., BAN, 5.00%, 1/1/2025	1,160,000	1,162,100
Series 2021C, Rev., BAN, 5.00%, 1/1/2027	50,000	50,994
City of Austin
GO, 5.00%, 9/1/2025	50,000	50,782
Series 2020, GO, 5.00%, 9/1/2025	85,000	86,330
City of Austin Electric Utility
Series 2020A, Rev., 5.00%, 11/15/2025	25,000	25,478
Series 2015A, Rev., 5.00%, 11/15/2026	70,000	71,152
Series 2015A, Rev., 5.00%, 11/15/2027	155,000	157,630
City of Austin Water and Wastewater System
Series 2015A, Rev., 5.00%, 11/15/2025	320,000	326,242
Series 2021, Rev., 5.00%, 11/15/2025	20,000	20,390
Series 2024, Rev., 5.00%, 11/15/2028	1,500,000	1,630,656
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2027	255,000	264,735
City of Brownsville, Utilities System
Rev., AGM, 5.00%, 9/1/2025	1,265,000	1,283,375
Series 2013A, Rev., 5.00%, 9/1/2025	200,000	200,283
City of Cedar Hill, Refunding and Improvement, GO, 5.00%, 2/15/2025	40,000	40,134
City of Conroe Series 2019A, GO, 5.00%, 3/1/2025	35,000	35,149
City of Copperas Cove, GO, 4.00%, 8/15/2025	25,000	25,150
City of Dallas Series 2023A, GO, 5.00%, 2/15/2026	345,000	353,703
City of Dallas Waterworks and Sewer System
Series 2015A, Rev., 5.00%, 10/1/2025	65,000	66,152

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2020 C, Rev., 5.00%, 10/1/2025	125,000	127,216
Series 2015A, Rev., 5.00%, 10/1/2027	1,260,000	1,278,317
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	115,000	119,161
Series 2017, Rev., 5.00%, 12/1/2029	35,000	36,208
City of El Paso Series 2015, GO, 5.00%, 8/15/2025	50,000	50,722
City of El Paso Municipal Drainage Utility System Series 2017, Rev., 5.00%, 3/1/2025	1,125,000	1,130,204
City of Farmers Branch, GO, 4.00%, 2/15/2025	35,000	35,078
City of Frisco, Collin and Denton Counties, GO, 5.00%, 2/15/2025	275,000	276,039
City of Garland Electric Utility System
Series 2016 A, Rev., 5.00%, 3/1/2025	370,000	371,490
Series 2016B, Rev., 5.00%, 3/1/2025	415,000	416,671
City of Granbury Series 2016A, GO, 4.00%, 8/15/2025	35,000	35,239
City of Heath, Combination Tax and Surplus, GO, 5.00%, 2/15/2025	40,000	40,153
City of Houston
Series 2016 A, GO, 5.00%, 3/1/2025	80,000	80,370
Series 2016 A, GO, 5.00%, 3/1/2028	280,000	286,452
Series 2021 A, GO, 5.00%, 3/1/2028	20,000	21,379
City of Houston Airport System, Subordinate Lien Series 2018 B, Rev., 5.00%, 7/1/2027	25,000	26,370
City of Houston Combined Utility System
Series 1998 A, Rev., AGM, Zero Coupon, 12/1/2025 (b)	7,510,000	7,272,604
Series 2017 B, Rev., 5.00%, 11/15/2027	85,000	90,509
Series 2017 B, Rev., 5.00%, 11/15/2028	45,000	47,730
City of Houston, Airport System, Subordinate Lien
Series 2018 B, Rev., 5.00%, 7/1/2025	150,000	151,621
Series 2018D, Rev., 5.00%, 7/1/2025	35,000	35,378
Series 2018D, Rev., 5.00%, 7/1/2026	100,000	103,248
Series 2020B, Rev., 5.00%, 7/1/2026	100,000	103,248
Series 2020B, Rev., 5.00%, 7/1/2027	50,000	52,741
Series 2023B, Rev., AGM, 5.00%, 7/1/2028	35,000	37,644
City of Houston, Combined Utility System, First Lien
Series 2017 B, Rev., 5.00%, 11/15/2025	210,000	214,176
Series 2024 A, Rev., 5.00%, 11/15/2025	25,000	25,497
Series 2024 A, Rev., 5.00%, 11/15/2026	1,000,000	1,043,826
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, Zero Coupon, 12/1/2024	85,000	85,000
City of Houston, Public Improvement Series 2021A, GO, 5.00%, 3/1/2026	215,000	220,719
City of Kenedy, Combination Tax, GO, 4.00%, 5/1/2025	25,000	25,084
City of Laredo, Combination Tax, GO, 5.00%, 2/15/2025	40,000	40,159
City of Lubbock
GO, 5.00%, 2/15/2025	20,000	20,068
Series 2016, GO, 5.00%, 2/15/2026	100,000	102,415
Series 2018, GO, 5.00%, 2/15/2026	450,000	460,867
City of Lubbock, Electric Light and Power System Series 2021, Rev., 5.00%, 4/15/2028	35,000	37,279
City of McKinney, GO, 5.00%, 8/15/2025	25,000	25,345
City of Midland Series 2018A, GO, 5.00%, 3/1/2025	70,000	70,315
City of Midland, Certificates of Obligation, GO, 5.00%, 3/1/2025	40,000	40,180
City of Missouri City, Combination Tax, Certificates of Obligation Series 2018B, GO, 4.00%, 6/15/2025	25,000	25,102
City of New Braunfels, Combination Tax, GO, 5.00%, 2/1/2025	40,000	40,124

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Port Aransas, Combination Tax, Certificates of Obligation, GO, 4.00%, 2/1/2025	25,000	25,033
City of Rockwall Series 2016, GO, 5.00%, 8/1/2025	150,000	151,937
City of Round Rock Series 2019, GO, 5.00%, 8/15/2025	310,000	314,279
City of Rowlett Series 2019, GO, 5.00%, 2/15/2026	30,000	30,746
City of Sachse, Combination Tax and Limited Surplus Series 2017A, GO, 4.00%, 2/15/2025	65,000	65,117
City of San Antonio
GO, 5.00%, 8/1/2025	30,000	30,413
Series 2018, GO, 5.00%, 8/1/2025	20,000	20,276
Series 2016, GO, 5.00%, 2/1/2028	105,000	108,663
City of San Antonio, Combination Tax
GO, 5.00%, 2/1/2025	2,425,000	2,432,652
GO, 5.00%, 2/1/2028	1,000,000	1,069,162
City of San Antonio, Drainage Utility System, Rev., 5.00%, 2/1/2027	50,000	50,064
City of San Antonio, Electric and Gas Systems
Series 2012, Rev., 5.25%, 2/1/2025	360,000	361,215
Series 2015, Rev., 5.00%, 2/1/2026	280,000	286,844
Series 2016, Rev., 5.00%, 2/1/2028	1,135,000	1,172,942
Series 2024D, Rev., 5.00%, 2/1/2029	1,500,000	1,631,425
City of Waco, Combination Tax, GO, 5.00%, 2/1/2025	30,000	30,089
City of Weatherford, GO, 4.00%, 3/1/2025	30,000	30,055
City of Weslaco Series 2016, GO, 5.00%, 2/15/2025	75,000	75,268
Collin County Community College District
Series 2018, GO, 5.00%, 8/15/2025	195,000	197,594
Series 2020A, GO, 5.00%, 8/15/2025	90,000	91,197
Series 2018, GO, 5.00%, 8/15/2026	75,000	77,647
Series 2020A, GO, 5.00%, 8/15/2028	50,000	54,058
Columbia-Brazoria Independent School District, Unlimited Tax, GO, PSF-GTD, 3.00%, 2/1/2025	200,000	199,813
Comal Independent School District, Unlimited Tax
Series B, GO, PSF-GTD, 5.00%, 12/15/2024	25,000	25,015
GO, PSF-GTD, 5.00%, 2/1/2025	55,000	55,157
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2026	500,000	516,800
County of Bexar
Series 2017, GO, 5.00%, 6/15/2026 (b)	210,000	216,366
Series A, GO, 5.00%, 6/15/2026 (b)	20,000	20,591
County of Bexar, Limited Tax
Series 2016, GO, 4.00%, 6/15/2025 (b)	25,000	25,112
Series 2017, GO, 5.00%, 6/15/2026 (b)	245,000	252,427
Series 2017, GO, 5.00%, 6/15/2027	25,000	25,792
County of Comal, Limited Tax, GO, 4.00%, 2/1/2025	35,000	35,052
County of Dallas, GO, 5.00%, 8/15/2025	45,000	45,631
County of Fort Bend, Unlimited Tax
Series B, GO, 5.00%, 3/1/2025	60,000	60,249
Series A, GO, 5.00%, 3/1/2026	20,000	20,485
Series B, GO, 5.00%, 3/1/2028	25,000	25,638
County of Galveston, Limited Tax, GO, 5.00%, 2/1/2025	30,000	30,087
County of Harris
Series 2015 A, GO, 5.00%, 10/1/2025	80,000	81,379
Series 2017 A, GO, 5.00%, 10/1/2025	80,000	81,379

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2015 A, GO, 5.00%, 10/1/2026	30,000	30,473
County of Harris Toll Road
Series 2022A, Rev., 5.00%, 8/15/2025	210,000	212,958
Series 2023A, Rev., 5.00%, 8/15/2025	190,000	192,676
County of Harris Toll Road, First Lien Series 2021, Rev., 5.00%, 8/15/2026	35,000	36,302
County of Harris, Senior Lien
Series 2015 B, Rev., 5.00%, 8/15/2025	25,000	25,357
Series 2016 A, Rev., 5.00%, 8/15/2025	210,000	213,002
Series 2015 B, Rev., 5.00%, 8/15/2026	60,000	60,798
Series 2015 B, Rev., 5.00%, 8/15/2027	90,000	91,152
Series 2016 A, Rev., 5.00%, 8/15/2027	310,000	320,803
County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2028	40,000	41,360
County of Hays, Limited Tax, GO, 5.00%, 2/15/2025	35,000	35,127
County of Montgomery Series 2014A, GO, 5.00%, 3/1/2027	1,410,000	1,410,060
County of Nueces, Combination Tax
GO, 4.00%, 2/15/2025 (b)	15,000	15,018
GO, 4.00%, 2/15/2025	10,000	10,014
County of Taylor, Limited Tax, GO, 5.00%, 2/15/2025	30,000	30,105
County of Tom Green, Combination Tax and Limited Surplus, GO, 5.00%, 2/1/2025	35,000	35,095
County of Travis
Series 2019A, GO, 5.00%, 3/1/2025	100,000	100,450
Series 2019 A, GO, 5.00%, 3/1/2026	70,000	71,819
County of Williamson, Unlimited Tax Series 2014, GO, 5.00%, 2/15/2025	405,000	405,535
Crowley Independent School District, Unlimited Tax
Series A, GO, PSF-GTD, 5.00%, 8/1/2025 (b)	920,000	931,999
Series B, GO, PSF-GTD, 5.00%, 8/1/2025 (b)	35,000	35,456
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Rev., 5.00%, 12/1/2024	185,000	185,000
Series 2014A, Rev., 5.00%, 12/1/2024	365,000	365,000
Series 2014A, Rev., 5.00%, 12/1/2024 (b)	490,000	490,000
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	515,000	525,718
Series 2019, Rev., 5.00%, 12/1/2025	260,000	265,517
Dallas County Park Cities Municipal Utility District, Rev., 4.00%, 8/1/2025	25,000	25,150
Dallas County Utility and Reclamation District, Unlimited Tax
Series 2016, GO, 5.00%, 2/15/2025	120,000	120,392
Series 2016, GO, 5.00%, 2/15/2028	475,000	503,427
Dallas Fort Worth International Airport
Series 2020 A, Rev., 5.00%, 11/1/2025	150,000	152,775
Series 2020B, Rev., 5.00%, 11/1/2025	30,000	30,555
Series 2021 B, Rev., 5.00%, 11/1/2025	45,000	45,833
Series 2020 A, Rev., 5.00%, 11/1/2026	30,000	31,255
Series 2023B, Rev., 5.00%, 11/1/2026	1,600,000	1,666,938
Series 2022B, Rev., 5.00%, 11/1/2027	35,000	37,185
Series 2023B, Rev., 5.00%, 11/1/2027	1,500,000	1,593,660
Series 2020 A, Rev., 5.00%, 11/1/2028	75,000	81,180
Series 2020 B, Rev., 5.00%, 11/1/2028	75,000	81,180
Series 2023B, Rev., 5.00%, 11/1/2028	1,025,000	1,109,455

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Dallas Independent School District, Unlimited Tax
Series 2016A, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	25,000	25,038
GO, PSF-GTD, 5.00%, 2/15/2025	50,000	50,197
Denton County Housing Finance Corp., Multi Family Pathway on Woodrow LP Series 2022, Rev., 5.00%, 2/1/2025 (c)	3,925,000	3,934,355
DeSoto Independent School District Series 2013, GO, PSF-GTD, Zero Coupon, 8/15/2025	500,000	487,571
Deutsche Intermediate Tax-Free Fund Series 2016C, Rev., 5.00%, 5/15/2026	100,000	103,105
Deutsche Intermediate Tax-Free Fund, Junior Lien Series 2016 A, Rev., 5.00%, 5/15/2026	55,000	56,708
El Paso Housing Finance Corp., Columbia Housing Partners LP, Rev., 4.50%, 3/1/2025 (c)	4,330,000	4,338,253
El Paso Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	1,085,000	1,099,210
Floresville Independent School District, Unlimited Tax, GO, PSF-GTD, 3.00%, 2/1/2025	35,000	34,963
Frisco Independent School District, Unlimited Tax
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2025	2,500,000	2,535,210
Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	5,000,000	5,115,144
Garland Independent School District, Unlimited Tax, School Building
Series 2016, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	20,076
Series A, GO, PSF-GTD, 5.00%, 2/15/2025	50,000	50,191
Goose Creek Consolidated Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	600,000	602,173
Hallsville Independent School District Series 2020, GO, PSF-GTD, 5.00%, 2/15/2025	100,000	100,357
Harris County Cultural Education Facilities Finance Corp., Children's Hospital Series 2015-1, Rev., 5.00%, 10/1/2026	1,850,000	1,879,052
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2014A, Rev., 5.00%, 12/1/2024	25,000	25,000
Series 2019A, Rev., 5.00%, 12/1/2024	385,000	385,000
Series 2014A, Rev., 5.00%, 12/2/2024	95,000	95,000
Series 2019B-3, Rev., 5.00%, 12/1/2026 (c)	715,000	740,644
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	1,050,000	1,087,659
Series 2019 A, Rev., 5.00%, 12/1/2029	90,000	98,703
Harris County Cultural Education Facilities Finance Corp., Texas Childrens Hospital Series 2015-1, Rev., 5.00%, 10/1/2025	40,000	40,652
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital
Series 2019 A, Rev., 5.00%, 10/1/2025	50,000	50,815
Series 2015-1, Rev., 5.00%, 10/1/2029	40,000	40,654
Harris County Health Facilities Development Corp., Sisters of Charity of the Incarnate Word Series 1997B, Rev., 5.75%, 7/1/2027 (b)	4,620,000	4,786,266
Housing Options, Inc., Multi Family Housing Estelle Village Apartments Project Series 2022, Rev., 3.90%, 2/1/2025 (c)	1,485,000	1,485,198
Houston Independent School District, Limited Tax Schoolhouse, GO, PSF-GTD, 5.00%, 2/15/2025	155,000	155,602
Humble Independent School District, Unlimited Tax School Building Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2025	35,000	35,130
Hurst-Euless-Bedford Independent School District Series 2017 A, GO, 5.00%, 8/15/2025	65,000	65,865
Keller Independent School District, Unlimited Tax
Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	20,000	20,079
Series A, GO, PSF-GTD, 5.00%, 8/15/2025	65,000	65,906
Klein Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/1/2025	50,000	50,147
Lewisville Independent School District, Unlimited Tax
Series 2020, GO, PSF-GTD, 5.00%, 8/15/2025	50,000	50,715
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	925,000	959,876
Series 2016 A, GO, PSF-GTD, 4.00%, 8/15/2027	100,000	100,656
Lower Colorado River Authority, LCRA Transmission services Corp. Project Series 2023, Rev., AGM, 5.00%, 5/15/2028	80,000	85,929
Lower Colorado River Authority, LCRA Transmission Services Corp. Project

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Rev., 5.00%, 5/15/2025	380,000	383,092
Rev., 5.00%, 5/15/2026	1,225,000	1,226,556
Series 2019A, Rev., 5.00%, 5/15/2026	150,000	154,376
Series 2022, Rev., 5.00%, 5/15/2026	80,000	82,334
Series 2018, Rev., 5.00%, 5/15/2027	165,000	165,219
Series 2020, Rev., 5.00%, 5/15/2027	20,000	21,061
Series 2019, Rev., 5.00%, 5/15/2028	185,000	198,457
Series 2022, Rev., 5.00%, 5/15/2028	50,000	53,637
Series 2021, Rev., 5.00%, 5/15/2029	20,000	21,783
Series 2023, Rev., AGM, 5.00%, 5/15/2029	100,000	109,136
Mansfield Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	25,000	25,091
McKinney Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2026	150,000	154,017
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series 2017B, Rev., 5.00%, 11/1/2025	3,040,000	3,096,026
Series A, Rev., 5.00%, 11/1/2025	235,000	239,331
Series 2018, Rev., 5.00%, 11/1/2026	550,000	572,926
Series A, Rev., 5.00%, 11/1/2026	100,000	104,168
Rev., 5.00%, 11/1/2029	1,000,000	1,078,666
Mission Economic Development Corp., Republic Services, Inc., Project, Rev., AMT, 4.25%, 2/3/2025 (c)	5,000,000	5,002,426
Montgomery Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	105,000	105,370
Navasota Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	1,000,000	1,003,520
New Hope Cultural Education Facilities Finance Corp., Student Housing CHF Collegiate Housing Stephenville Tarleton State University Project Series A, Rev., 5.00%, 4/1/2025 (b)	1,810,000	1,820,202
New Hope Cultural Education Facilities Finance Corp., Student Housing Texas A&M University
Series 2017A, Rev., 5.00%, 4/1/2025 (b)	1,105,000	1,111,045
Series 2017A, Rev., 5.00%, 4/1/2027 (b)	25,000	26,171
North Harris County Regional Water Authority, Senior Lien
Rev., 4.00%, 12/15/2024	125,000	125,033
Series 2016, Rev., 5.00%, 12/15/2027	30,000	31,153
Series 2016, Rev., 5.00%, 12/15/2028	695,000	720,932
Series 2016, Rev., 5.00%, 12/15/2029	35,000	36,292
North Texas Municipal Water District Water System
Series 2016, Rev., 5.00%, 9/1/2025	465,000	471,927
Series 2015, Rev., 5.00%, 9/1/2027	250,000	253,476
North Texas Tollway Authority Series 2015 B, Rev., 5.00%, 1/1/2025	125,000	125,142
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2025	180,000	180,217
Series 2022A, Rev., 5.00%, 1/1/2025	170,000	170,247
Series A, Rev., 5.00%, 1/1/2025	235,000	235,284
Series 2020A, Rev., 5.00%, 1/1/2026	95,000	97,216
Series 2022A, Rev., 5.00%, 1/1/2026	100,000	102,332
Series 2019 A, Rev., 5.00%, 1/1/2028	25,000	26,711
Series A, Rev., 5.00%, 1/1/2028	55,000	56,100
Series 2024A, Rev., 5.00%, 1/1/2029	4,635,000	5,037,526
North Texas Tollway Authority, Second Tier
Series 2021B, Rev., 5.00%, 1/1/2025	85,000	85,117
Series B, Rev., 5.00%, 1/1/2025	50,000	50,060
Series B, Rev., 5.00%, 1/1/2026	260,000	260,425

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2019 B, Rev., 5.00%, 1/1/2027	235,000	245,714
Series B, Rev., 5.00%, 1/1/2027	100,000	101,835
Series 2019 B, Rev., 5.00%, 1/1/2028	50,000	53,331
Series B, Rev., 5.00%, 1/1/2028	90,000	91,558
Series 2019 B, Rev., 5.00%, 1/1/2029	280,000	303,640
Series B, Rev., 5.00%, 1/1/2029	60,000	61,035
Series 2024B, Rev., 5.00%, 1/1/2030	2,000,000	2,202,388
Northwest Independent School District, Unlimited Tax
Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	25,000	25,088
Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	1,115,000	1,118,924
Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	600,000	614,567
Nueces River Authority Series 2015, Rev., 5.00%, 7/15/2027	20,000	20,242
Pasadena Independent School District Series 2023B, GO, 5.00%, 2/15/2027	1,550,000	1,625,519
Permanent University Fund - Texas A&M University System
Series 2009A, Rev., 5.00%, 7/1/2025	20,000	20,231
Series 2009A, Rev., 5.00%, 7/1/2026	70,000	70,814
Series 2009A, Rev., 5.25%, 7/1/2028	50,000	50,682
Permanent University Fund - University of Texas System Series 2016 A, Rev., 5.00%, 7/1/2025	100,000	101,191
Pharr San Juan Alamo Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 4.00%, 2/1/2025 (b)	1,700,000	1,702,223
Rankin Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	1,100,000	1,101,789
Red River Education Finance Corp., Christian University Project Series 2016A, Rev., 5.00%, 3/15/2025	50,000	50,255
Richardson Independent School District, Unlimited Tax Series 2015B, GO, 5.00%, 2/15/2025	30,000	30,102
Robstown Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 4.00%, 2/15/2026	305,000	305,525
Rockwall Independent School District, Unlimited Tax, GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	49,650
Round Rock Independent School District
Series 2019 A, GO, PSF-GTD, 5.00%, 8/1/2025	60,000	60,783
Series 2016, GO, PSF-GTD, 5.00%, 8/1/2027	30,000	30,991
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	50,000	53,532
San Elizario Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 5.00%, 5/1/2025 (b)	310,000	312,359
San Jacinto Community College District, Limited Tax, GO, 5.00%, 2/15/2025	30,000	30,114
Spring Independent School District, Unlimited Tax
Series 2024 B, GO, 5.00%, 8/15/2025	525,000	532,431
Series 2017 A, GO, 5.00%, 8/15/2028	40,000	41,261
Series 2024 B, GO, 5.00%, 8/15/2029	500,000	546,289
State of Texas, Public Finance Authority
Series 2018A, GO, 5.00%, 10/1/2025	50,000	50,877
Series A, GO, 5.00%, 10/1/2025	50,000	50,877
State of Texas, Transportation Commission Mobility Fund
Series 2024, GO, 5.00%, 10/1/2027	3,525,000	3,753,512
Series 2024, GO, 5.00%, 10/1/2028	5,140,000	5,584,593
Series 2015-A, GO, 5.00%, 10/1/2029	20,000	20,296
State of Texas, Veterans
Series 2013A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.25%, 12/10/2024 (c)	9,540,000	9,540,000
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.25%, 12/10/2024 (c)	15,565,000	15,565,000
Tarrant County College District
Series 2020, GO, 5.00%, 8/15/2025	35,000	35,495
Series 2022, GO, 5.00%, 8/15/2025	25,000	25,354
Tarrant Regional, Water Control and Improvement District, Water System, Rev., 5.00%, 3/1/2025	1,050,000	1,054,883

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas A&M University Series 2016 C, Rev., 5.00%, 5/15/2025	60,000	60,531
Texas A&M University, Financing System
Series 2017E, Rev., 5.00%, 5/15/2025	85,000	85,752
Series 2017C, Rev., 5.00%, 5/15/2028	80,000	84,186
Texas Department of Housing and Community Affairs, North Grand Villas Series 2023, Rev., FHA, 5.00%, 8/1/2025 (c)	1,444,000	1,461,940
Texas Department of Transportation State Highway Fund, First Tier
Series 2016-A, Rev., 5.00%, 10/1/2025	100,000	101,696
Series 2016B, Rev., 0.56%, 4/1/2026	10,135,000	9,646,596
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (c)	4,025,000	4,126,232
Texas Public Finance Authority, Rev., 5.00%, 2/1/2025	80,000	80,225
Texas State Technical College Series 2022 A, Rev., AGM, 5.00%, 8/1/2028	135,000	145,308
Texas State University System
Series 2017A, Rev., 5.00%, 3/15/2025	515,000	517,824
Series 2019A, Rev., 5.00%, 3/15/2025	220,000	221,206
Series A, Rev., 5.00%, 3/15/2025	95,000	95,521
Series A, Rev., 5.00%, 3/15/2026	180,000	181,121
Texas Water Development Board
Series 2017 A, Rev., 5.00%, 10/15/2025	115,000	117,042
Series A, Rev., 5.00%, 4/15/2027	115,000	116,929
Series A, Rev., 5.00%, 10/15/2027	20,000	20,341
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2025	225,000	227,976
Texas Water Development Board, State Water Implementation Fund
Series 2018 B, Rev., 5.00%, 10/15/2025	25,000	25,444
Series 2020, Rev., 5.00%, 10/15/2025	75,000	76,332
Series A, Rev., 5.00%, 10/15/2026	25,000	25,440
Tomball Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.00%, 2/15/2025	35,000	35,131
Trinity River Authority Central Regional Wastewater System Series 2021, Rev., 5.00%, 8/1/2028	70,000	75,683
Trinity River Authority, Water Project, Rev., 5.00%, 2/1/2025	75,000	75,250
University of Houston
Series 2017A, Rev., 5.00%, 2/15/2025	45,000	45,166
Series 2022A, Rev., 5.00%, 2/15/2025	30,000	30,111
Series 2016A, Rev., 4.00%, 2/15/2027	75,000	75,126
Series 2017 C, Rev., 5.00%, 2/15/2028	25,000	25,618
Series 2020 A, Rev., 5.00%, 2/15/2028	30,000	31,983
University of North Texas System, Financing System Series 2017A, Rev., 5.00%, 4/15/2025	50,000	50,340
University of North Texas, Financing System Series 2020A, Rev., 5.00%, 4/15/2025	500,000	503,400
Via Metropolitan Transit, Rev., 5.00%, 7/15/2026	45,000	46,547
Weatherford Independent School District, Unlimited Tax, GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	49,663
Ysleta Independent School District Series 2016, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	820,000	831,313
Total Texas		167,334,287
Utah — 0.1%
Central Utah Water Conservancy District Series 2017 B, Rev., 5.00%, 10/1/2025	50,000	50,858
County of Utah, IHC Health Services, Inc. Series 2020B-2, Rev., 5.00%, 8/1/2026 (c)	560,000	574,827
University of Utah (The)
Series 2017 A, Rev., 5.00%, 8/1/2025	100,000	101,383
Series 2017 B1, Rev., 5.00%, 8/1/2025	25,000	25,346
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017A, Rev., 5.00%, 9/1/2026	825,000	852,674

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Utah State Building Ownership Authority, Master Lease Program Series 2012A, Rev., 3.00%, 5/15/2025	35,000	34,906
Utah State University Series 2015 B, Rev., 5.00%, 12/1/2024	75,000	75,000
Utah Telecommunication Open Infrastructure Agency
Series 2022, Rev., 5.00%, 6/1/2025	50,000	50,406
Series 2022, Rev., 5.00%, 6/1/2026	20,000	20,535
Utah Transit Authority, Sales Tax
Series 2015 A, Rev., 4.00%, 6/15/2025 (b)	55,000	55,314
Series 2015 A, Rev., 5.00%, 6/15/2025 (b)	410,000	414,505
Series 2015 A, Rev., 5.00%, 6/15/2025	75,000	75,820
Total Utah		2,331,574
Vermont — 0.0% ^
State of Vermont Series 2024B, GO, 5.00%, 8/15/2025	945,000	958,156
Vermont Municipal Bond Bank Series 2015-1, Rev., 5.00%, 12/1/2024	25,000	25,000
Total Vermont		983,156
Virginia — 0.6%
City of Alexandria Series 2017 C, GO, 5.00%, 7/1/2025	80,000	80,952
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2025	25,000	25,304
City of Portsmouth, Tax Exempt Series 2015A, GO, 5.00%, 8/1/2025	20,000	20,275
City of Richmond Series 2017 B, GO, 5.00%, 7/15/2025	25,000	25,325
City of Richmond Public Utility
Series 2016 A, Rev., 5.00%, 1/15/2025	35,000	35,084
Series 2016 A, Rev., 5.00%, 1/15/2026	450,000	461,136
City of Virginia Beach Series 2017A, GO, 5.00%, 4/1/2026	25,000	25,733
Commonwealth of Virginia Series 2024B, GO, 5.00%, 6/1/2025	35,000	35,345
County of Fairfax
Series 2015C, GO, 5.00%, 10/1/2025	20,000	20,336
Series 2016A, GO, 5.00%, 4/1/2026 (b)	30,000	30,856
County of Henrico Water and Sewer Series 2016, Rev., 5.00%, 5/1/2026	25,000	25,784
County of Loudoun Series 2019 A, GO, 5.00%, 12/1/2024	40,000	40,000
Embrey Mill Community Development Authority, 5.60%, 3/1/2025 (b)	1,500,000	1,508,751
Hampton Roads Sanitation District
Series 2024 A, Rev., 5.00%, 11/1/2025	2,140,000	2,181,713
Series 2016 A, Rev., 5.00%, 8/1/2026 (b)	30,000	31,072
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	3,935,000	4,055,481
Loudoun County Economic Development Authority
Series 2015, Rev., 5.00%, 12/1/2024	65,000	65,000
Series 2016 B, Rev., 5.00%, 12/1/2024	50,000	50,000
Series 2022A, Rev., 5.00%, 12/1/2024	30,000	30,000
Series 2020A, Rev., 5.00%, 12/1/2025	75,000	76,515
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008B, Rev., 0.75%, 9/2/2025 (c)	100,000	96,749
Upper Occoquan Sewage Authority Series 2014, Rev., 5.00%, 7/1/2025 (b)	400,000	404,765
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2015A, Rev., 5.00%, 2/1/2025 (b)	250,000	250,784
Series 2017 E, Rev., 5.00%, 2/1/2026	165,000	169,163
Series 2019 B, Rev., 5.00%, 2/1/2026	45,000	46,136
Series 2023 A, Rev., 5.00%, 2/1/2026	35,000	35,883

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Series 2017 E, Rev., 5.00%, 2/1/2027	45,000	47,229
Series 2020 A, Rev., 5.00%, 2/1/2028	20,000	21,414
Series 2017 E, Rev., 5.00%, 2/1/2029	250,000	267,222
Virginia Commonwealth Transportation Board, Capital Projects Series 2017A, Rev., 5.00%, 5/15/2025	40,000	40,365
Virginia Commonwealth Transportation Board, Federal Highway Transportation, Rev., GAN, 5.00%, 3/15/2028	70,000	72,697
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 3/15/2025	30,000	30,167
Series 2017, Rev., GAN, 5.00%, 9/15/2025	30,000	30,495
Rev., GAN, 5.00%, 3/15/2026	30,000	30,847
Rev., GAN, 5.00%, 9/15/2028	1,345,000	1,429,306
Virginia Commonwealth University Series 2020 A, Rev., 5.00%, 11/1/2026	55,000	57,155
Virginia Commonwealth University Health System Authority Series B, Rev., 5.00%, 7/1/2025	45,000	45,460
Virginia Public Building Authority
Series 2015B, Rev., 5.00%, 8/1/2025	25,000	25,334
Series 2019A, Rev., 5.00%, 8/1/2025	70,000	70,935
Series 2024B, Rev., 5.00%, 8/1/2025	40,000	40,534
Series B, Rev., 5.00%, 8/1/2025	190,000	192,538
Virginia Public School Authority, Prince William County
Series 2016, Rev., 5.00%, 8/1/2025	75,000	76,056
Series 2019 A, Rev., 5.00%, 10/1/2025	20,000	20,359
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (c)	4,650,000	4,653,572
Total Virginia		16,979,827
Washington — 2.0%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax, GO, 5.00%, 12/1/2024	25,000	25,000
Bellevue Convention Center Authority Series 1994, Rev., NATL - RE, Zero Coupon, 2/1/2025 (b)	1,000,000	994,387
Central Puget Sound Regional Transit Authority
Series 2015S-1, Rev., 5.00%, 11/1/2025 (b)	115,000	117,338
Series 2015S-1, Rev., 5.00%, 11/1/2025	185,000	188,662
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2025 (b)	120,000	122,440
Central Washington University, Rev., 4.00%, 5/1/2026	270,000	270,050
City of Kent, Limited Tax Series 2016, GO, 5.00%, 12/1/2025	35,000	35,736
City of Olympia Series 2019, GO, 5.00%, 12/1/2024	60,000	60,000
City of Olympia, Limited Tax, GO, 5.00%, 12/1/2024	25,000	25,000
City of Redmond Utility Series 2014, Rev., 5.00%, 12/1/2024 (b)	250,000	250,000
City of Redmond, Utility System Series 2014, Rev., 5.00%, 12/1/2024 (b)	1,600,000	1,600,000
City of Seattle
Series 2015A, GO, 5.00%, 6/1/2025	70,000	70,718
Series 2020A, GO, 5.00%, 8/1/2025	25,000	25,349
City of Seattle Municipal Light and Power
Series 2019 B, Rev., 5.00%, 2/1/2025	75,000	75,227
Series 2015A, Rev., 5.00%, 5/1/2025	60,000	60,497
Series 2017 C, Rev., 5.00%, 9/1/2025	105,000	106,643
Series 2018 A, Rev., 5.00%, 1/1/2026	70,000	71,640
Series 2016B, Rev., 5.00%, 4/1/2026	145,000	149,256
Series 2020 A, Rev., 5.00%, 7/1/2026	85,000	88,017
City of Seattle Water System Series 2022, Rev., 5.00%, 9/1/2025	75,000	76,190
City of Vancouver Series 2015B, GO, 5.00%, 12/1/2024	20,000	20,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2029	675,000	733,864
Clark County School District No. 114 Evergreen Series 2019, GO, 5.00%, 12/1/2025	65,000	66,366
Clark County School District No. 37 Vancouver, Unlimited Tax Series 2017, GO, 5.00%, 12/1/2024	245,000	245,000
County of King
Series 2015A, GO, 5.00%, 7/1/2026	50,000	50,082
Series 2017, GO, 5.00%, 7/1/2026	100,000	103,613
County of King Sewer
Series 2015A, Rev., 5.00%, 1/1/2025 (b)	285,000	285,412
Series 2018 B, Rev., 5.00%, 7/1/2025	55,000	55,668
County of King, Limited Tax Series 2015A, GO, 5.00%, 1/1/2025 (b)	200,000	200,280
County of King, Sewer, Junior Lien Series 2020B, Rev., 0.88%, 1/1/2026 (c)	60,000	58,306
County of Kitsap Series 2015, GO, 5.00%, 6/1/2025	100,000	100,991
County of Skagit, Limited Tax, GO, 5.00%, 12/1/2024	60,000	60,000
County of Thurston Series 2016, GO, 5.00%, 12/1/2024	35,000	35,000
Energy Northwest
Series 2015-A, Rev., 5.00%, 7/1/2025	40,000	40,469
Series 2015C, Rev., 5.00%, 7/1/2025	115,000	116,349
Energy Northwest, Bonneville Power Administative Series 2016-A, Rev., 5.00%, 7/1/2025	560,000	566,567
Energy Northwest, Project 1
Series 2017-A, Rev., 5.00%, 7/1/2026	25,000	25,874
Series 2024 B, Rev., 5.00%, 7/1/2026	3,580,000	3,705,210
Series 2015-A, Rev., 5.00%, 7/1/2027	30,000	30,337
Series 2024 B, Rev., 5.00%, 7/1/2027	1,500,000	1,586,105
Energy Northwest, Project 3 Electric Series 2018C, Rev., 5.00%, 7/1/2025	225,000	227,638
Franklin County School District No. 1 Pasco, Unlimited Tax
Series 2015, GO, 5.00%, 12/1/2024	45,000	45,000
Series 2015, GO, 5.00%, 12/1/2025	5,015,000	5,020,023
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2026	300,000	308,921
Grant County Public Utility District No. 2 Electric Series 2023 U, Rev., 4.00%, 1/1/2026	600,000	606,292
King and Snohomish Counties School District No. 417 Northshore, Unlimited Tax, GO, 5.00%, 12/1/2024	25,000	25,000
King County Fire Protection District No. 39, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2024	90,000	90,000
King County Public Hospital District No. 2, Evergreen Healthcare, Limited Tax
Series 2015, GO, 5.00%, 12/1/2024 (b)	235,000	235,000
Series 2015B, GO, 5.00%, 12/1/2024 (b)	305,000	305,000
King County School District No. 210 Federal Way, Unlimited Tax Series 2015, GO, 4.00%, 12/1/2024	125,000	125,000
King County School District No. 401 Highline, Unlimited Tax
Series 2015, GO, 4.00%, 12/1/2024	50,000	50,000
Series 2017, GO, 5.00%, 12/1/2024	60,000	60,000
Series 2022B, GO, 5.00%, 12/1/2024	50,000	50,000
King County School District No. 403 Renton, Unlimited Tax
GO, 4.00%, 12/1/2024	95,000	95,000
Series 2017, GO, 4.00%, 12/1/2025	35,000	35,377
King County School District No. 405 Bellevue, Unlimited Tax
GO, 5.00%, 12/1/2024	185,000	185,000
Series 2016, GO, 5.00%, 12/1/2024	25,000	25,000
King County School District No. 411 Issaquah, Unlimited Tax
GO, 5.00%, 12/1/2024	20,000	20,000
Series 2015, GO, 5.00%, 12/1/2024	20,000	20,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Series 2022, GO, 5.00%, 12/1/2025	110,000	112,356
Kittitas County School District No. 401 Ellensburg Series 2015, GO, 5.00%, 12/1/2024	25,000	25,000
Pierce County School District No. 10 Tacoma
Series 2012, GO, 5.00%, 12/1/2024	55,000	55,000
Series 2014, GO, 5.25%, 12/1/2024 (b)	100,000	100,000
Pierce County School District No. 10 Tacoma, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025 (b)	285,000	290,677
Pierce County School District No. 3 Puyallup, Unlimited Tax Series 2022 B, GO, 5.00%, 12/1/2024	75,000	75,000
Pierce County School District No. 401 Peninsula Series 2020, GO, 5.00%, 12/1/2024	160,000	160,000
Port of Seattle, Intermediate Lien
Series 2022A, Rev., 5.00%, 8/1/2025	140,000	141,880
Series 2016, Rev., 5.00%, 2/1/2026	130,000	133,175
Series 2022A, Rev., 5.00%, 8/1/2026	225,000	233,148
Series 2016, Rev., 5.00%, 2/1/2027	30,000	30,657
Series A, Rev., 5.00%, 5/1/2027	100,000	105,236
Rev., 5.00%, 2/1/2028	80,000	81,714
Series 2022A, Rev., 5.00%, 8/1/2028	70,000	75,401
Series 2016, Rev., 5.00%, 2/1/2029	30,000	30,646
Series 2022A, Rev., 5.00%, 8/1/2029	90,000	98,646
Port of Tacoma, Limited Tax Series 2016 A, GO, 5.00%, 12/1/2024	20,000	20,000
Public Utility District No. 1 of Lewis County, Cowlitz Falls Hydroelec Project Series 2013, Rev., 5.25%, 10/1/2028	2,290,000	2,292,414
Snohomish County School District No. 201 Snohomish Series 2016, GO, 5.00%, 12/1/2024	60,000	60,000
Snohomish County School District No. 6 Mukilteo Series 2022, GO, 5.00%, 12/1/2024	55,000	55,000
State of Washington
Series R-2015D, GO, 5.00%, 1/1/2025	20,000	20,026
Series 2020 D, COP, 5.00%, 7/1/2025	50,000	50,566
Series 2022 B, COP, 5.00%, 7/1/2025	120,000	121,359
Series 2019D, COP, 5.00%, 7/1/2026	100,000	103,387
State of Washington Motor Vehicle Fuel Tax
Series R-2015F, GO, 5.00%, 1/1/2025	40,000	40,052
Series R-2020B, GO, 5.00%, 1/1/2025	100,000	100,149
Series R-2016C, GO, 5.00%, 7/1/2025	50,000	50,595
State of Washington, Various Purpose
Series 2021C, COP, 5.00%, 1/1/2025	1,000,000	1,001,411
Series R-2015C, GO, 5.00%, 1/1/2025	70,000	70,101
Series 2015B, GO, 5.00%, 2/1/2025	25,000	25,078
Series 2018 C, GO, 5.00%, 2/1/2025	545,000	546,690
Series R-2022C, GO, 5.00%, 7/1/2025	30,000	30,357
Series 2017A, GO, 5.00%, 8/1/2025	20,000	20,275
Series 2020A, GO, 5.00%, 8/1/2025	70,000	70,963
Series R-2017 C, GO, 5.00%, 8/1/2025	50,000	50,688
Series R-2018 D, GO, 5.00%, 8/1/2025	55,000	55,757
Series R-2018C, GO, 5.00%, 8/1/2025	155,000	157,132
Series 2019 C, GO, 5.00%, 2/1/2026	150,000	153,800
Series 2020A, GO, 5.00%, 8/1/2026	25,000	25,938
Series R-2022C, GO, 4.00%, 7/1/2027	15,025,000	15,514,928
Series 2024 A, GO, 5.00%, 8/1/2028	1,010,000	1,092,690
Series 2016 B, GO, 5.00%, 7/1/2029	5,920,000	6,047,078

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
University of Washington
Series 2015C, Rev., 5.00%, 12/1/2024	25,000	25,000
Series A, Rev., 5.00%, 12/1/2024	20,000	20,000
Series 2020C, Rev., 5.00%, 4/1/2026 (b)	5,000	5,143
Series 2020C, Rev., 5.00%, 4/1/2026	20,000	20,581
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Series 2015, Rev., 5.00%, 7/1/2025 (b)	75,000	75,781
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2026	560,000	566,655
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012A, Rev., 5.00%, 10/1/2025	25,000	25,014
Series 2012A, Rev., 5.00%, 10/1/2026	1,030,000	1,033,576
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Series 2021, Rev., 5.00%, 12/1/2024 (e)	145,000	145,000
Rev., 5.00%, 3/1/2026	500,000	502,008
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (b) (e)	7,630,000	7,771,591
Whatcom County School District No. 501 Bellingham Series 2023, GO, 5.00%, 12/1/2024	35,000	35,000
Whitman County School District No. 267 Pullman, Unlimited Tax Series 2016, GO, 5.00%, 12/1/2024	35,000	35,000
Yelm Community School District No. 2 Series 2019, GO, 5.00%, 12/1/2024	50,000	50,000
Total Washington		59,861,213
West Virginia — 0.1%
State of West Virginia Series 2015A, GO, 5.00%, 6/1/2025	130,000	131,293
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2027	100,000	105,520
Series 2017A, Rev., 5.00%, 9/1/2028	180,000	190,155
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities Series 2012A, Rev., 5.00%, 6/1/2025	805,000	806,453
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2010A, Rev., 0.63%, 12/15/2025 (c)	100,000	95,719
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2016A, Rev., 5.00%, 6/1/2025	345,000	347,735
Total West Virginia		1,676,875
Wisconsin — 1.4%
City of De Pere Series 2013A, GO, 3.38%, 12/1/2026	460,000	460,040
City of Madison Sewer System Series 2020-D, Rev., 5.00%, 12/1/2024	100,000	100,000
City of Stevens Point Series 2024 A, GO, 5.00%, 2/1/2025 (f)	2,680,000	2,686,943
City of Watertown, Rev., 4.00%, 10/1/2025	1,225,000	1,226,605
State of Wisconsin
Series 2016A, GO, 5.00%, 5/1/2025 (b)	2,870,000	2,893,029
Series 2019 A, Rev., 5.00%, 5/1/2025 (b)	35,000	35,274
Series 2016-1, GO, 5.00%, 11/1/2025	50,000	50,391
Series 2016-2, GO, 5.00%, 11/1/2025	290,000	295,705
Series 2017-2, GO, 5.00%, 11/1/2025	25,000	25,492
Series 2017 B, Rev., 5.00%, 5/1/2026 (b)	20,000	20,611
Series 2024 1, GO, 5.00%, 5/1/2026	30,000	30,949
Series 2016A, GO, 5.00%, 5/1/2027	50,000	50,401
State of Wisconsin Environmental Improvement Fund
Series 2017 A, Rev., 5.00%, 6/1/2025 (b)	145,000	146,387
Series 2018A, Rev., 5.00%, 6/1/2025	580,000	585,798

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series 2017 A, Rev., 5.00%, 6/1/2027	75,000	75,739
Wisconsin Department of Transportation
Series 2017 2, Rev., 5.00%, 7/1/2025	150,000	151,768
Series 2015- 1, Rev., 5.00%, 7/1/2026	65,000	65,762
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-4, Rev., 5.00%, 1/29/2025 (c)	2,640,000	2,646,299
Series 2018B-2, Rev., 5.00%, 6/24/2026 (c)	1,680,000	1,724,814
Series 2018C1, Rev., 5.00%, 7/29/2026 (c)	1,005,000	1,033,208
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group
Series 2013B-5, Rev., 5.00%, 12/3/2024 (c)	1,125,000	1,125,026
Series 2016 A, Rev., 5.00%, 11/15/2027	50,000	51,454
Series 2016 A, Rev., 5.00%, 11/15/2029	400,000	410,680
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2026	2,050,000	2,111,292
Series 2016A, Rev., 5.00%, 11/15/2028	130,000	133,470
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 0.80%, 12/2/2024 (c)	20,000,000	20,000,000
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group Series 2014A, Rev., 5.00%, 11/15/2026	300,000	300,372
Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc., Rev., 5.00%, 6/1/2026	160,000	160,149
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Services, Inc. Series 2018, Rev., 5.00%, 4/1/2028	65,000	69,116
Wisconsin Health and Educational Facilities Authority, The Monroe Clinic, Inc.
Rev., 3.00%, 8/15/2025 (b)	25,000	24,900
Rev., 4.00%, 8/15/2025 (b)	780,000	782,409
Wisconsin Health and Educational Facilities Authority, Unity Point Health
Series 2014A, Rev., 5.00%, 12/1/2024	270,000	270,000
Series 2014A, Rev., 5.00%, 12/1/2025	825,000	825,607
Total Wisconsin		40,569,690
Total Municipal Bonds (Cost $2,683,555,032)		2,686,366,414
	SHARES
Short-Term Investments — 7.2%
Investment Companies — 7.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (g) (h) (Cost $209,972,280)	209,959,466	209,980,462
Total Investments — 99.0% (Cost $2,893,527,312)		2,896,346,876
Other Assets in Excess of Liabilities — 1.0%		29,293,163
NET ASSETS — 100.0%		2,925,640,039

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2024.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$2,686,366,414	$—	$2,686,366,414
Short-Term Investments
Investment Companies	209,980,462	—	—	209,980,462
Total Investments in Securities	$209,980,462	$2,686,366,414	$—	$2,896,346,876

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (a) (b)	$187,008,251	$1,388,710,445	$1,365,731,462	$(3,757)	$(3,015)	$209,980,462	209,959,466	$5,023,375	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.